                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3290

Name of Fund:  Merrill Lynch Variable Series Funds, Inc.

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service:  Terry K. Glenn, President, Merrill
         Lynch Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04


Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                         SHARES HELD                              COMMON STOCKS                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.6%                             29,000          Honeywell International Inc.                     $  1,039,940
                                                        7,500          Northrop Grumman Corporation                          399,975
                                                       27,500          Raytheon Company                                    1,044,450
                                                       13,500          United Technologies Corporation                     1,260,630
                                                                                                                        ------------
                                                                                                                           3,744,995
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.2%                                       19,500          Anheuser-Busch Companies, Inc.                        974,025
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                               27,500          Masco Corporation                                     949,575
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.5%                                 19,500          Janus Capital Group Inc.                              265,395
                                                       34,000          Mellon Financial Corporation                          941,460
                                                       17,500          Morgan Stanley                                        862,750
                                                                                                                           ---------
                                                                                                                           2,069,605
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%                                       20,000          E.I. du Pont de Nemours and Company                   856,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                                12,500          PNC Bank Corp.                                        676,250
                                                       20,000          Wells Fargo & Company                               1,192,600
                                                                                                                           ---------
                                                                                                                           1,868,850
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.3%                        49,000        + CommScope, Inc.                                     1,058,400
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.1%                         29,000          Hewlett-Packard Company                               543,750
                                                       13,500          International Business Machines Corporation         1,157,490
                                                                                                                           ---------
                                                                                                                           1,701,240
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 2.4%                  26,500          Citigroup Inc.                                      1,169,180
                                                       20,000          J.P. Morgan Chase & Co.                               794,600
                                                                                                                           ---------
                                                                                                                           1,963,780
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 1.2%          25,000          Verizon Communications                                984,500
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.6%              22,000        + Agilent Technologies, Inc.                            474,540
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 1.6%                      17,000          GlobalSantaFe Corporation                             521,050
                                                        4,500          Schlumberger Limited                                  302,895
                                                        9,500        + Weatherford International Ltd.                        484,690
                                                                                                                            --------
                                                                                                                           1,308,635
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.8%                                     8,500         General Mills, Inc.                                   381,650
                                                         4,500         Nestle SA (Registered Shares)                       1,030,672
                                                        15,000         Unilever NV (NY Registered Shares)                    867,000
                                                                                                                           ---------
                                                                                                                           2,279,322
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.6%                30,000          Baxter International Inc.                             964,800
                                                        7,500        + Boston Scientific Corporation                         297,975
                                                                                                                           ---------
                                                                                                                           1,262,775
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.8%                11,500          AmerisourceBergen Corporation                         617,665
                                                       22,000          HCA Inc.                                              839,300
                                                                                                                           ---------
                                                                                                                           1,456,965
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.2%                    3,500          Carnival Corporation                                  165,515
                                                       30,000          McDonald's Corporation                                840,900
                                                                                                                           ---------
                                                                                                                           1,006,415
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.5%                              18,500          Kimberly-Clark Corporation                          1,194,915
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.4%                                     25,000        + Accenture Ltd. (Class A)                              676,250
                                                        9,500        + Computer Sciences Corporation                         447,450
                                                                                                                           ---------
                                                                                                                           1,123,700
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 2.7%                        34,000          General Electric Company                            1,141,720
                                                       35,000          Tyco International Ltd.                             1,073,100
                                                                                                                           ---------
                                                                                                                           2,214,820
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.1%                                       26,500          ACE Limited                                         1,061,590
                                                       14,500          American International Group, Inc.                    985,855
                                                       26,500          Prudential Financial, Inc.                          1,246,560
                                                                                                                           ---------
                                                                                                                           3,294,005
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.3%                                       26,500          Dover Corporation                                   1,030,055
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                         SHARES HELD                              COMMON STOCKS                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
Media - 3.4%                                           22,000          Clear Channel Communications, Inc.               $    685,740
                                                       14,000        + Comcast Corporation (Special Class A)                 390,880
                                                       41,500        + The Interpublic Group of Companies, Inc.              439,485
                                                       27,500          Viacom, Inc. (Class B)                                922,900
                                                       15,000          The Walt Disney Company                               338,250
                                                                                                                           ---------
                                                                                                                           2,777,255
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                                 19,500          Alcoa Inc.                                            655,005
                                                       30,000          United States Steel Corporation                     1,128,600
                                                                                                                           ---------
                                                                                                                           1,783,605
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 5.2%                                       15,000          Devon Energy Corporation                            1,065,150
                                                       15,000          EnCana Corporation                                    694,500
                                                       17,500          Exxon Mobil Corporation                               845,775
                                                       12,500          Murphy Oil Corporation                              1,084,625
                                                        5,500          Total SA (ADR)(a)                                     561,935
                                                                                                                           ---------
                                                                                                                           4,251,985
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 2.5%                         26,500          International Paper Company                         1,070,865
                                                       15,000          Weyerhaeuser Company                                  997,200
                                                                                                                           ---------
                                                                                                                           2,068,065
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%                                5,000          Avon Products, Inc.                                   218,400
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 3.8%                                  17,500         GlaxoSmithKline PLC (ADR)(a)                          765,275
                                                        27,500         Pfizer, Inc.                                          841,500
                                                        29,000         Schering-Plough Corporation                           552,740
                                                        24,500         Wyeth                                                 916,300
                                                                                                                           ---------
                                                                                                                           3,075,815
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.0%                                     16,500          Burlington Northern Santa Fe Corporation              632,115
                                                       30,000          CSX Corporation                                       996,000
                                                                                                                           ---------
                                                                                                                           1,628,115
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 2.0%         35,000       + Applied Materials, Inc.                               577,150
                                                        22,500         Intel Corporation                                     451,350
                                                        21,500         Intersil Holding Corporation (Class A)                342,495
                                                        10,000       + Micron Technology, Inc.                               120,300
                                                         5,000         Texas Instruments Incorporated                        106,400
                                                                                                                           ---------
                                                                                                                           1,597,695
------------------------------------------------------------------------------------------------------------------------------------
Software - 2.4%                                        22,500        + Citrix Systems, Inc.                                  394,200
                                                       47,500          Microsoft Corporation                               1,313,375
                                                       35,000        + Siebel Systems, Inc.                                  263,900
                                                                                                                           ---------
                                                                                                                           1,971,475
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.2%                                48,500          Limited Brands, Inc.                                1,081,065
                                                       27,500        + Office Depot, Inc.                                    413,325
                                                       15,000          The TJX Companies, Inc.                               330,600
                                                                                                                           ---------
                                                                                                                           1,824,990
------------------------------------------------------------------------------------------------------------------------------------
Thrifts and Mortgage Finance - 1.2%                    15,000          Fannie Mae                                            951,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN COMMON STOCKS
                                                                       (COST - $53,659,960) -- 67.6%                      54,965,517
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.1%                                     5        + DG Funding Trust(b)                                    53,750
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                                 500        + Duquesne Light Company                                 25,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                                       (COST - $80,018) -- 0.1%                               79,500
------------------------------------------------------------------------------------------------------------------------------------
                                                  FACE AMOUNT                               TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.2%                  US$       150,000          RC Trust I,  7% due 5/15/2006 (Convertible)           157,031
------------------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN TRUST PREFERRED
                                                                       (COST - $157,704) -- 0.2%                             157,031
------------------------------------------------------------------------------------------------------------------------------------
                                                                       TOTAL INVESTMENTS IN PREFERRED SECURITIES
                                                                       (COST - $237,722) -- 0.3%                             236,531
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                         FACE AMOUNT                   CORPORATE BONDS                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.1%                  US$        80,000          Goodrich Corporation,  6.60% due 5/15/2009       $     87,373
                                                        5,000          Raytheon Company,  8.30% due 3/01/2010                  5,977
                                                                                                                              ------
                                                                                                                              93,350
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.0%                                        27,616          American Airlines, Inc.,  3.857% due 1/09/2012         27,236
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                                 50,000          Lear Corporation,  8.11% due 5/15/2009                 57,730
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                                     DaimlerChrysler NA Holding Corporation:
                                                       30,000              4.75% due 1/15/2008                                30,896
                                                       20,000              7.75% due 1/18/2011                                23,256
                                                       25,000          General Motors Corporation, 7.125% due 7/15/2013       26,097
                                                       30,000          Hyundai Motor Manufacturing Alabama, LLC,
                                                                       5.30% due 12/19/2008(b)                                30,793
                                                                                                                        ------------
                                                                                                                             111,042
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                       65,000          Cia Brasileira de Bebida,  8.75% due 9/15/2013         73,450
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.2%                                                 The Bear Stearns Companies Inc.:
                                                       50,000               1.98% due 1/30/2009(c)                            50,105
                                                       40,000               5.70% due 11/15/2014                              42,081
                                                       50,000          Corporacion Andina de Fomento,  6.875%
                                                                       due 3/15/2012                                          56,232
                                                       70,000          Credit Suisse First Boston (USA) Inc., 4.70%
                                                                       due 6/01/2009                                          72,047
                                                                       The Goldman Sachs Group, Inc.:
                                                      120,000              5.70% due 9/01/2012                               126,801
                                                       65,000              5.25% due 10/15/2013                               65,446
                                                                       Lehman Brothers Holdings, Inc.:
                                                        5,000              4% due 1/22/2008                                    5,079
                                                       80,000              3.50% due 8/07/2008                                79,363
                                                      500,000          Signma Finance Incorporated, 3.245%
                                                                       due 3/31/2014 (b)(c)                                  501,746
                                                                                                                        ------------
                                                                                                                             998,900
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%                                       60,000          IMC Global Inc., 10.875% due 8/01/2013                 75,750
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.9%                               100,000          Bank of America Corporation,  4.875%
                                                                       due 9/15/2012                                         101,999
                                                       90,000          DBS Bank Ltd., 5% due 11/15/2019                       87,952
                                                       10,000          FirstBank Puerto Rico,  7.625% due 12/20/2005          10,367
                                                       15,000          FleetBoston Financial Corporation,  6.375%
                                                                       due 5/15/2008                                          16,382
                                                       15,000          Hudson United Bancorp,  8.20% due 9/15/2006            16,276
                                            JPY    29,800,000          International Bank for Reconstruction &
                                                                       Development, 4.75% due 12/20/2004                     272,993
                                            US$        45,000          PNC Funding Corporation,  6.125% due 2/15/2009         48,733
                                                       25,000          Popular North America, Inc.,  3.875%
                                                                       due 10/01/2008                                         24,986
                                                       70,000          Sovereign Bank,  5.125% due 3/15/2013                  69,789
                                                                       Wells Fargo & Company:
                                                       50,000               5.125% due 2/15/2007                              52,178
                                                       45,000               5% due 11/15/2014                                 45,681
                                                                                                                        ------------
                                                                                                                             747,336
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.3%                                  Cendant Corporation:
                                                       30,000              6.875% due 8/15/2006                               31,975
                                                      125,000              6.25% due 1/15/2008                               134,744
                                                       45,000          Certegy Inc.,  4.75% due 9/15/2008                     46,346
                                                       25,000          PHH Corporation,  6% due 3/01/2008                     26,815
                                                       20,000          Waste Management, Inc.,  7.375% due 8/01/2010          23,086
                                                                                                                             -------
                                                                                                                             262,966
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.3%                        60,000          Harris Corporation,  6.35% due 2/01/2028               64,212
                                                      215,000          Telecom Italia Capital SA,  4% due 1/15/2010(b)       213,374
                                                                                                                             -------
                                                                                                                             277,586
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                          55,000          Celulosa Arauco y Constitucion SA,  8.625%
                                                                       due 8/15/2010                                          66,193
                                                       25,000          Hanson PLC,  7.875% due 9/27/2010                      29,286
                                                                                                                        ------------
                                                                                                                              95,479
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                         FACE AMOUNT                   CORPORATE BONDS                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.1%                     US$        40,000          Capital One Bank,  4.875% due 5/15/2008          $     41,429
                                                       30,000          MBNA Corporation,  4.625% due 9/15/2008                30,685
                                                                                                                        ------------
                                                                                                                              72,114
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%                                          Sealed Air Corporation (b):
                                                       55,000              5.375% due 4/15/2008                               57,427
                                                       25,000              6.95% due 5/15/2009                                27,688
                                                                                                                             -------
                                                                                                                              85,115
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 3.1%                  20,000          Brascan Corporation,  5.75% due 3/01/2010              21,167
                                                                       Citigroup Inc.:
                                                       30,000              5.75% due 5/10/2006                                31,357
                                                       90,000              5.625% due 8/27/2012                               96,196
                                                       35,000              6.625% due 6/15/2032                               38,336
                                                       95,000          ERAC USA Finance Company,  6.70%
                                                                       due 6/01/2034(b)                                      100,416
                                                                       Ford Motor Credit Company:
                                                      500,000              2.79% due 9/28/2007(c)                            499,403
                                                       85,000              7.375% due 2/01/2011                               92,439
                                                      185,000              7% due 10/01/2013                                 195,598
                                                      235,000          General Electric Capital Corporation,  6%
                                                                       due 6/15/2012                                         258,183
                                                                       General Motors Acceptance Corporation:
                                                      500,000              3.08% due 9/23/2008(c)                            499,755
                                                       80,000              6.875% due 8/28/2012                               83,129
                                                       40,000              8% due 11/01/2031                                  41,400
                                                      165,000          Household Finance Corporation,  6.50%
                                                                       due 11/15/2008                                        181,559
                                                       30,000          International Lease Finance Corporation,
                                                                       2.95% due 5/23/2006                                    29,923
                                                                       J.P. Morgan Chase & Co.:
                                                       90,000              3.50% due 3/15/2009                                88,792
                                                       60,000              5.75% due 1/02/2013                                63,886
                                                       65,000              5.125% due 9/15/2014                               65,348
                                                      100,000          Textron Financial Corporation,  2.75%
                                                                       due 6/01/2006                                          99,522
                                                                                                                        ------------
                                                                                                                           2,486,409
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.7%                          Deutsche Telekom International Finance BV:
                                                       45,000              5.25% due 7/22/2013                                46,050
                                                       15,000              8.75% due 6/15/2030                                19,389
                                                                       France Telecom:
                                                      140,000              8.50% due 3/01/2011                               167,591
                                                       25,000              9.25% due 3/01/2031                                33,146
                                                       50,000          GTE Corporation,  6.84% due 4/15/2018                  55,229
                                                       35,000          Koninklijke (KPN) NV,  8% due 10/01/2010               41,621
                                                       55,000          Sprint Capital Corporation,  8.75%
                                                                       due 3/15/2032                                          69,806
                                                       50,000          TELUS Corporation,  7.50% due 6/01/2007                54,828
                                                       40,000          Verizon New York Inc.,  6.875% due 4/01/2012           44,481
                                                                                                                        ------------
                                                                                                                             532,141
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                              37,000          AEP Texas Central Company,  6.65%
                                                                       due 2/15/2033                                          40,037
                                                       65,000          Cincinnati Gas & Electric Company,  5.70%
                                                                       due 9/15/2012                                          68,741
                                                                       Dominion Resources, Inc.:
                                                       25,000              7.625% due 7/15/2005                               25,958
                                                       30,000              1.55% due 5/15/2006(c)                             30,057
                                                       15,000          Exelon Corporation,  6.75% due 5/01/2011               16,749
                                                       60,000          Exelon Generation Company, LLC,  5.35%
                                                                       due 1/15/2014                                          61,275
                                                       80,000          FPL Group Capital Inc.,  2.275%
                                                                       due 3/30/2005(c)                                       80,108
                                                      150,000          PPL Capital Funding, Inc.,  2.77%
                                                                       due 5/18/2006(c)                                      150,067
                                                       30,000          Pepco Holdings, Inc.,  4% due 5/15/2010                29,207
                                                       40,000          Public Service Company of New Mexico, 4.40%
                                                                       due 9/15/2008                                          40,565
                                                                       Southern California Edison Company:
                                                        9,000              1.44% due 1/13/2006(c)                              9,035
                                                       50,000              8% due 2/15/2007                                   55,345
                                                       45,000          Southern Power Company,  6.25% due 7/15/2012           48,980

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                       (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
Industry#                                         FACE AMOUNT                   CORPORATE BONDS                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities (concluded)              US$        40,000          TXU Australia Holdings Partnership LP, 6.15%
                                                                       due 11/15/2013(b)                                $     43,517
                                                                       Westar Energy, Inc.:
                                                       45,000              9.75% due 5/01/2007                                51,264
                                                       30,000              6% due 7/01/2014                                   32,243
                                                                                                                        ------------
                                                                                                                             783,148
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.2%             200,000          Celestica Inc., 3.69%* due 8/01/2020
                                                                       (Convertible)                                         109,250
                                                       40,000          Jabil Circuit, Inc.,  5.875% due 7/15/2010             41,845
                                                                                                                        ------------
                                                                                                                             151,095
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.1%                                   55,000          Cadbury Schweppes US Finance LLC, 3.875%
                                                                       due 10/01/2008(b)                                      55,111
------------------------------------------------------------------------------------------------------------------------------------
Foreign Government Obligations - 0.5%       EUR       131,000          Bundesobligation,  3.50% due 10/10/2008               165,029
                                            US$        20,000          Republic of Chile,  5.50% due 1/15/2013                20,840
                                                       55,000          Republic of South Africa,  6.50%
                                                                       due 6/02/2014                                          58,713
                                                                       United Mexican States:
                                                       65,000              9.875% due 2/01/2010                               80,145
                                                       25,000              6.375% due 1/16/2013                               26,325
                                                       25,000              5.875% due 1/15/2014                               25,375
                                                                                                                        ------------
                                                                                                                             376,427
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                                   93,887          Kern River Funding Corporation,  4.893%
                                                                       due 4/30/2018(b)                                       94,661
                                                       50,000          Texas Gas Transmission, LLC,  4.60%
                                                                       due 6/01/2015                                          48,080
                                                       50,000          Vectren Utility Holdings, Inc.,  5.25%
                                                                       due 8/01/2013                                          50,820
                                                                                                                        ------------
                                                                                                                             193,561
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.1%                                HCA Inc.:
                                                       20,000              8.75% due 9/01/2010                                23,444
                                                       30,000              6.95% due 5/01/2012                                32,393
                                                       20,000              6.30% due 10/01/2012                               20,735
                                                       41,000          Manor Care, Inc.,  7.50% due 6/15/2006                 43,909
                                                                                                                        ------------
                                                                                                                             120,481
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.2%                   80,000          MGM Mirage Inc.,  6% due 10/01/2009                    81,100
                                                       50,000          Yum! Brands, Inc.,  8.875% due 4/15/2011               62,168
                                                                                                                        ------------
                                                                                                                             143,268
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.1%                              60,000          D.R. Horton, Inc.,  5% due 1/15/2009                   61,050
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                         5,000          General Electric Company,  5% due 2/01/2013             5,142
                                                       30,000          Hutchison Whampoa International
                                                                       (01/11) Ltd.,  7% due 2/16/2011(b)                     33,064
                                                       95,000          Tyco International Group SA,  6.75%
                                                                       due 2/15/2011                                         106,884
                                                                                                                        ------------
                                                                                                                             145,090
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                       45,000          Aon Corporation,  6.70% due 1/15/2007                  48,117
                                                       35,000          Infinity Property and Casualty Corporation,
                                                                       5.50% due 2/18/2014                                    34,695
                                                       25,000          Kingsway America, Inc.,  7.50% due 2/01/2014           25,925
                                                       60,000          NLV Financial Corporation,  7.50%
                                                                       due 8/15/2033(b)                                       63,709
                                                       15,000          Prudential Financial, Inc.,  4.104%
                                                                       due 11/15/2006                                         15,250
                                                      140,000          Prudential Holdings LLC,  8.695%
                                                                       due 12/18/2023(b)                                     178,518
                                                       90,000          Security Benefit Life Insurance Company,
                                                                       7.45% due 10/01/2033(b)                                93,384
                                                                                                                        ------------
                                                                                                                             459,598
------------------------------------------------------------------------------------------------------------------------------------
Media - 1.3%                                                           Clear Channel Communications, Inc.:
                                                       60,000              5.75% due 1/15/2013                                61,627
                                                       75,000              5.50% due 9/15/2014                                74,606
                                                      137,000          Comcast Cable Communications Holdings, Inc.,
                                                                       8.375% due 3/15/2013                                  165,906
                                                       50,000          Comcast Corporation,  5.85% due 1/15/2010              53,213
                                                        5,000          Cox Communications, Inc.,  7.125%
                                                                       due 10/01/2012                                          5,425
                                                       65,000          EchoStar DBS Corporation,  5.75%
                                                                       due 10/01/2008                                         65,325
                                                                       Liberty Media Corporation:
                                                       20,000              3.02% due 9/17/2006(c)                             20,214
                                                       90,000              5.70% due 5/15/2013                                88,977
                                                       25,000          Media General, Inc.,  6.95% due 9/01/2006              26,048
                                                       85,000          News America Incorporated,
                                                                       6.75% due 1/09/2038                                    94,655
                                                       30,000          Tele-Communications Inc.,  9.80%
                                                                       due 2/01/2012                                          38,251
                                                       85,000          Time Warner Companies, Inc.,  9.125%
                                                                       due 1/15/2013                                         106,423
                                                      190,000          Time Warner Inc.,  6.875% due 5/01/2012               211,979
                                                                                                                        ------------
                                                                                                                           1,012,649
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                     FACE AMOUNT     CORPORATE BONDS                             VALUE
-----------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.1%                                     Corporacion Nacional del Cobre de Chile
                                                               (Codelco) (b):
                                         US$   35,000          6.375% due 11/30/2012                       $38,633
                                               35,000          5.50% due 10/15/2013                         36,442
                                                                                                        ----------
                                                                                                            75,075
------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated
   Power - 0.2%                                35,000      PSE&G Power LLC,  6.95% due 6/01/2012            39,202
                                               85,000      Pacific Gas & Electric Company,
                                                               6.05% due 3/01/2034                          86,513
                                               30,000      Sempra Energy,  4.75% due 5/15/2009              30,976
                                                                                                        ----------
                                                                                                           156,691
------------------------------------------------------------------------------------------------------------------
Oil & Gas - 1.0%                               30,000      Amerada Hess Corporation,
                                                               7.125% due 3/15/2033                         32,211
                                                           Anadarko Finance Company:
                                               21,000          6.75% due 5/01/2011                          23,783
                                               10,000          7.50% due 5/01/2031                          12,226
                                               25,000      Colonial Pipeline Company,
                                                               7.63% due 4/15/2032(b)                       31,783
                                               65,000      Gazprom International SA,
                                                               7.201% due 2/01/2020(b)                      65,813
                                               85,000      Halliburton Company,
                                                               5.50% due 10/15/2010                         89,045
                                               60,000      Motiva Enterprises LLC,
                                                               5.20% due 9/15/2012(b)                       61,992
                                               40,000      Panhandle Eastern Pipe Line Company,
                                                               LLC,  2.75% due 3/15/2007                    39,259
                                                               Pemex Project Funding Master Trust:
                                               50,000          2.64% due 1/07/2005(b)(c)                    50,375
                                              150,000          2.82% due 6/15/2010(b)(c)                   151,575
                                              180,000          9.125% due 10/13/2010                       214,200
                                               55,000      XTO Energy, Inc.,  7.50% due 4/15/2012           64,613
                                                                                                        ----------
                                                                                                           836,875
------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.1%                  6,000      Abitibi-Consolidated Inc.,
                                                               8.55% due 8/01/2010                           6,435
                                               20,000      Champion International Corporation,
                                                               6.65% due 12/15/2037                         22,401
                                               30,000      Inversiones CMPC SA,  4.875% due 6/18/2013(b)    29,592
                                               15,000      Rock-Tenn Company,  5.625% due 3/15/2013         15,206
                                               30,000      Sappi Papier Holding AG,
                                                               6.75% due 6/15/2012(b)                       32,917
                                                                                                        ----------
                                                                                                           106,551
------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%                          5,000      Eli Lilly and Company,
                                                               7.125% due 6/01/2025                          6,039
                                               85,000      Wyeth,  5.50% due 3/15/2013                      86,722
                                                                                                        ----------
                                                                                                            92,761
------------------------------------------------------------------------------------------------------------------
Real Estate - 0.3%                             20,000      Colonial Realty LP, 4.80% due 4/01/2011          19,770
                                               20,000      Developers Diversified Realty Corporation,
                                                               6.625% due 1/15/2008                         21,520
                                               40,000      HRPT Properties Trust,
                                                               5.75% due 2/15/2014                          40,410
                                               30,000      Health Care REIT, Inc.,  6% due 11/15/2013       30,791
                                               40,000      Highwoods Realty LP,  7% due 12/01/2006          42,284
                                               95,000      iStar Financial Inc.,  5.125% due 4/01/2011      94,792
                                                                                                        ----------
                                                                                                           249,567
------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.1%                             30,000      Norfolk Southern Corporation,
                                                               7.25% due 2/15/2031                          34,959
                                                               Union Pacific Corporation:
                                               25,000          7.25% due 11/01/2008                         27,957
                                               20,000          5.375% due 5/01/2014                         20,170
                                                                                                        ----------
                                                                                                            83,086
------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.1%                       105,000      Boise Cascade Corporation,  7.66%
                                                               due 5/27/2005                               108,233
------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.1%              45,000      Countrywide Home Loans, Inc.,
                                                               5.625% due 7/15/2009                         47,903
------------------------------------------------------------------------------------------------------------------
Wireless Telecommunications Services - 0.0%     5,000      AT&T Wireless Services, Inc.,
                                                               8.75% due 3/01/2031                           6,565
------------------------------------------------------------------------------------------------------------------
                                                           TOTAL INVESTMENTS IN CORPORATE BONDS
                                                           (COST - $11,020,419) -- 13.9%                11,261,389
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                 FACE AMOUNT      COLLATERALIZED MORTGAGE OBLIGATIONS             VALUE
------------------------------------------------------------------------------------------------------------------
                                         US$   200,000     Argent Securities, Inc.,
                                                               Series 2004-WII,
                                                               Class A3,  2.20% due 11/25/2034             200,000
                                               205,000     Bear Stearns Adjustable
                                                               Rate Mortgage Trust,
                                                               Series 2004-4, Class A4,                    200,895
                                                               3.516% due 6/25/2034(c)
                                               161,857     CIT Group Home Equity Loan Trust,
                                                               Series 2003-1, Class A2,  2.35% due
                                                               4/20/2027                                   161,604
                                                           Federal Home Loan Mortgage Corporation:
                                               200,000         5% due 10/15/2019                           203,062
                                               483,162         5% due 10/15/2034 - 11/15/2034              477,705
                                               253,992         5.50% due 6/01/2017 - 12/01/2017            262,935
                                               725,000         5.50% due 10/15/2034                        734,743
                                                70,196         6% due 4/01/2016 - 12/01/2017                73,697
                                               692,892         6% due 5/01/2034 - 10/15/2034               715,484
                                               101,030         6.50% due 6/01/2017                         106,938
                                               358,136         7% due 10/01/2031- 7/01/2032                380,157
                                               109,471         Whole Loan, Series 2003-W19, Class 1A1,
                                                                 2.01% due 11/25/2033                      109,151
                                                           Federal National Mortgage Association
                                               235,656         5% due 10/15/2019                           239,338
                                               316,549         6.50% due 1/01/2033 - 11/15/2034            332,190
                                               220,000         7.125% due 1/15/2030                        271,035
                                               192,109         7.50% due 12/01/2031 - 9/01/2032            205,817
                                               127,005     First Franklin Mortgage Loan Asset Trust,
                                                               Series 2003-FF5, Class A2,                  127,171
                                                               2.82% due 3/25/2034(c)
                                               178,483     GMAC Mortgage Corporation Loan Trust,
                                                               Series 2003-J7, Class A10,                  180,512
                                                               5.50% due 11/25/2033
                                               150,000     Government National Mortgage Association,
                                                               Series 2004-6, Class C,  4.66%
                                                               due 7/16/2033                               150,618
                                               170,000     Greenwich Capital Commercial Funding
                                                               Corporation, Series 2004-GG1, Class
                                                              A4,  4.755% due 6/10/2036                    174,740
                                               155,646     MASTR Asset Securitization Trust,
                                                               Series 2003-10, Class 3A1,  5.50% due
                                                               11/25/2033                                  156,757
                                               300,000     MBNA Credit Card Master Note Trust,
                                                               Series 2001-C3, Class C3,  6.55% due
                                                               12/15/2008                                  316,197
                                               226,875     Morgan Stanley ABS Capital I,
                                                               Series 2004-WMC1,
                                                               Class A3,  2.09% due 6/25/2034(c)           226,844
                                                90,827     Nationslink Funding Corporation,
                                                               Series 1999-2, Class A3,
                                                               7.181% due 6/20/2031                         96,024
                                               600,000     New Century Home Equity Loan Trust,
                                                               Series 2004-3, Class A3,
                                                               2.223% due 11/25/2034 (c)                   600,000
                                               600,000     Wells Fargo Home Equity Trust,
                                                               Series 2004-2, Class A32,
                                                               2.18% due 2/25/2032(c)                      600,000
------------------------------------------------------------------------------------------------------------------
                                                           TOTAL INVESTMENTS IN COLLATERALIZED
                                                           MORTGAGE OBLIGATIONS
                                                           (COST - $7,279,548) -- 9.0%                   7,303,614
------------------------------------------------------------------------------------------------------------------
                                                           U.S. GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------
                                                         U.S. Treasury Bonds:
                                                50,000     6.25% due 8/15/2023                              58,387
                                                50,000     6.625% due 2/15/2027                             61,320
                                               260,000     7.25% due 8/15/2022                             334,770
                                               120,000     7.50% due 11/15/2016                            154,214
                                                70,000     8.125% due 8/15/2019                             95,832
                                                         U.S. Treasury Inflation Indexed Notes:
                                               153,607     3.875% due 1/15/2009                            172,922
                                               136,035     3.50% due 1/15/2011                             153,969
                                                         U.S. Treasury Notes:
                                                70,000     6.50% due 2/15/2010                              80,319
                                               670,000     7% due 7/15/2006(e)                             722,134
------------------------------------------------------------------------------------------------------------------
       `                                                   TOTAL INVESTMENTS IN U.S.
                                                           GOVERNMENT OBLIGATIONS
                                                           (COST - $1,783,648) -- 2.3%                   1,833,867
------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                     (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------
STATE                                      FACE AMOUNT      MUNICIPAL BONDS                             VALUE
------------------------------------------------------------------------------------------------------------------
Texas                                    US    $ 20,000    Harris County, Texas, Industrial
                                                               Development Corporation,
                                                               Solid Waste Disposal Revenue Bonds
                                                               (Deer Park Refining LP),
                                                               5.683% due 3/01/2023(c)(f)             $    20,333
------------------------------------------------------------------------------------------------------------------
                                                           TOTAL INVESTMENTS IN MUNICIPAL BONDS            20,333
                                                           (COST - $20,000) -- 0.0%
------------------------------------------------------------------------------------------------------------------
                                             BENIFICIAL
                                              INTEREST     SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------
                                             7,634,392     Merrill Lynch Liquidity Series,
                                                               LLC Cash Sweep Series I(d)               7,634,392
------------------------------------------------------------------------------------------------------------------
                                                           TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                           (COST - $7,634,392) -- 9.4%                  7,634,392
------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                             CONTRACTS     OPTIONS PURCHASED
------------------------------------------------------------------------------------------------------------------
Call Options Purchased - 0.0%                     2+++     London InterBank Offered Rate (LIBOR)
                                                           Linked Floor, expiring April 2005 at USD  0.015,
                                                           Broker J.P. Morgan Chase Bank                       20
------------------------------------------------------------------------------------------------------------------
                                                           TOTAL OPTIONS PURCHASED (PREMIUMS PAID - $1,200)    20
------------------------------------------------------------------------------------------------------------------
                                                           TOTAL INVESTMENTS
                                                               (COST - $81,636,889**)  - 102.5%        83,255,663
                                                           LIABILITIES IN EXCESS OF OTHER
                                                               ASSETS - (2.5%)                         (2,016,259)
                                                                                                      ------------
                                                           NET ASSETS - 100.0%                        $ 81,239,404
                                               `                                                      ============

+     Non-income producing security.

++ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

+++ One contract represents a notional amount of $1,000,000. # For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

* Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                      $  82,265,002
                                                          =============
      Gross unrealized appreciation                       $   7,113,504
      Gross unrealized depreciation                         (6,122,843)
                                                          -------------
      Net unrealized appreciation                         $     990,661
                                                          =============

(a)   American Depositary Receipts (ADR).

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c)   Floating rate note.

(d) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

       ------------------------------------------------------------------------------------------------
                                                                              Net         Interest/
       Affiliate                                                            Activity    Dividend Income
       ------------------------------------------------------------------------------------------------
       Merrill Lynch Liquidity Series, LLC Cash Sweep Series I             $(4,956,078)     $95,689
       Merrill Lynch Liquidity Series, LLC Money Market Series             $  (316,799)     $    21
       Merrill Lynch Premier Institutional Fund                               (105,601)     $     6
       ------------------------------------------------------------------------------------------------

(e) All or a portion of security held as collateral in connection with open financial futures contracts.

(f) The interest rate is subject to change periodically based upon prevailing market rates. The interest shown is the rate in effect at September 30, 2004.

Financial futures contracts sold as of September 30, 2004 were as follows:

      -------------------------------------------------------------------------------------------------
                                                                                          UNREALIZED
      NUMBER OF                                        EXPIRATION             FACE        APPRECIATION/
      CONTRACTS           ISSUE                           DATE                VALUE       DEPRECIATION
      -------------------------------------------------------------------------------------------------
         1       2-Year U.S. Treasury Note            December 2004          $211,112        $    (3)
         4       5-Year U.S. Treasury Note            December 2004           442,449            551
         7       10-Year U.S. Treasury Note           December 2004           790,957         (2,582)
      -------------------------------------------------------------------------------------------------
                 TOTAL UNREALIZED DEPRECIATION - NET                                         $(2,034)
                                                                                          =============

------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                     (IN U.S. DOLLARS)

Swap contracts outstanding as of September 30, 2004 were as follows:
------------------------------------------------------------------------------------------------------------------
                                                                                                      UNREALIZED
                                                                          NOTIONAL                   APPRECIATION/
                                                                           AMOUNT                    DEPRECIATION
------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .17% interest
   Broker, UBS Warburg
   Expires November 2004                                                   $  250,000                     --

Receive (pay) a variable return equal to the change in the U.S.
Treasury Index Total Return and pay floating rate based on
1-month USD LIBOR, minus .20% interest
   Broker, Lehman Brothers Special Finance
   Expires December 2004                                                  $ 1,500,000                     --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires January 2005                                                    $  950,000                     --

Receive (pay) a variable return equal to the change in the
Lehman Brothers U.S. High Yield Index Total Return and pay a
floating rate based on 1-month USD LIBOR, minus .75% interest
   Broker, Lehman Brothers Special Finance
   Expires January 2005                                                    $  300,000                     --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires February 2005                                                   $  850,000                     --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires March 2005                                                      $  900,000                     --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires March 2005                                                      $  900,000                     --

Receive (pay) a variable return equal to the change in the
Lehman Brothers U.S. Treasury Index Total Return and pay
floating rate based on 1-month USD LIBOR, minus .20% interest
   Broker, Lehman Brothers Special Finance
   Expires March 2005
                                                                           $1,100,000                     --

Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires April 2005                                                      $  250,000                     --

------------------------------------------------------------------------------------------------------------------
                                                                                                    UNREALIZED
                                                                          NOTIONAL                 APPRECIATION/
                                                                           AMOUNT                  DEPRECIATION
------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return equal to the change in the MBS
Fixed Rate Index Total Return and pay a floating rate based on
1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires April 2005                                                      $ 900,000                            --



------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                    (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------
Swap contracts outstanding as of September 30, 2004 were as follows (continued):
                                                                                               UNREALIZED
                                                                          NOTIONAL           APPRECIATION/
                                                                           AMOUNT             DEPRECIATION
------------------------------------------------------------------------------------------------------------------
Receive a variable rate equal to 3-month USD LIBOR
and pay a fixed rate equal to 2.8025% interest
   Broker, J.P. Morgan Chase Bank
   Expires January 2007                                                    $  50,000                      $    319

Pay 3.875% interest on TIPS adjusted principal
   and receive a fixed rate of 3.401% interest
   Broker, J.P. Morgan Chase Bank
   Expires January 2009                                                    $ 171,000                       (1,362)

Pay 3.50% interest on TIPS adjusted
   principal and receive a
   fixed rate of 4.17% interest Broker,
   Morgan Stanley Capital
   Services, Inc.
   Expires January 2011                                                    $ 150,000                       (1,548)

Receive a variable return based on 3-month
   USD LIBOR, plus .56% interest,
   which is capped at a fixed rate of
   8% interest and callable quarterly
   beginning September 2004 and pay a floating
   rate based on 3-month USD LIBOR
   Broker, J.P. Morgan Chase Bank
   Expires June 2010                                                       $ 650,000                           817

Sold credit default protection on
   J.C. Penney Company, Inc.,
   and recieve 1.27% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                  $  60,000                           341

Bought credit default protection on May
   Department Stores Co. and pay .68%
   interest Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                  $  60,000                         (230)

Sold credit default protection on Nextel
   Communications and recieve 1.72% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                  $  60,000                          344

Sold credit default protection on
   Credit Default Exchange and recieve
   .6% interest Broker, Morgan Stanley
   Capital Services, Inc.
   Expires September 2009                                                  $ 250,000                         (313)

Sold credit default protection on
   Credit Default Exchange and recieve
   .1.15% interest Broker, Morgan
   Stanley Capital Services, Inc.
   Expires September 2009                                                  $ 250,000                         (239)

Sold credit default protection on
   Credit Default Exchange and recieve
   .6% interest Broker, J.P.
   Morgan Chase Bank Expires September 2009                                $ 125,000                           92

Sold credit default protection on
   Credit Default Exchange and recieve
   1.15% interest Broker, J.P.
   Morgan Chase Bank Expires September 2009                                $ 125,000                          322

------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - AMERICAN BALANCED V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                    (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------
Swap contracts outstanding as of September 30, 2004 were as follows (continued):
                                                                                                 UNREALIZED
                                                                          NOTIONAL             APPRECIATION/
                                                                           AMOUNT               DEPRECIATION
------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Dana Corp.
   and recieve 1.56% interest
   Broker, UBS Warburg
   Expires September 2011                                                  $60,000                $   303

Sold credit default protection on Dana Corp.
   and recieve 1.55% interest
   Broker, UBS Warburg
   Expires September 2011                                                  $  35,000                  157

Sold credit default protection on Raytheon Co.
   and recieve .73% interst
   Broker, J.P. Morgan Chase Bank
   Expires March 2009                                                      $  30,000                 (391)

Bought credit default protection on Boeing
   Captial Corp. and pay .48% interest
   Broker, J.P. Morgan Chase Bank
   Expires March 2009                                                      $ 30,000                  (316)

Bought credit default protection on Aon Corp.
   and pay .37% interest
   Broker, Morgan Stanley Capital Services, Inc.
   Expires January 2007                                                    $ 50,000                  (148)

Bought credit default protection on
   Hewlett-Packard Co. and pay .31% interest
   Broker, Lehman Brothers Special Finance
   Expires December 2009                                                   $ 65,000                    31

Sold credit default protection on Computer Associates
   Inc and recieve .83% interest
   Broker, Lehman Brothers Special Finance
   Expires December 2009                                                   $ 65,000                   (91)

Receive a variable return based on 3-month
   USD LIBOR, plus .40% interest, which is
   capped at a fixed rate of 7% interest and
   callable quarterly beginning November 2004
   and pay a floating rate based on 3-month
   USD LIBOR Broker, J.P. Morgan Chase Bank
   Expires August 2010                                                     $ 650,000                  (459)
                                                                                                 ----------
Total                                                                                            $  (2,371)
                                                                                                 ==========


------------------------------------------------------------------------------------------------------------------
Forward foreign exchange contracts as of September 30, 2004 were as follows:
------------------------------------------------------------------------------------------------------------------
FOREIGN CURRENCY                                                        SETTLEMENT                  UNREALIZED
SOLD                                                                       DATE                    APPRECIATION
------------------------------------------------------------------------------------------------------------------
Y 31,194,080                                                           October 2004                   $2,497
------------------------------------------------------------------------------------------------------------------
                 TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN EXCHANGE CONTRACTS -  NET
                 (US$ COMMITMENT - $285,922)                                                          $2,497
                                                                                                     ==========
------------------------------------------------------------------------------------------------------------------

               MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                                                                                             VALUE       PERCENTAGE
                                                      SHARES                                                (IN U.S.       OF NET
                       INDUSTRY*                       HELD    COMMON STOCKS                                DOLLARS)       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABOVE-AVERAGE YIELD
                       Metals & Mining                410,300  Alcoa Inc.                                 $ 13,781,977        1.1%
                       Capital Markets                623,800  The Bank of New York Company, Inc.           18,196,246        1.4
                       Food Products                  295,100  ConAgra Foods, Inc.                           7,587,021        0.6
                       Chemicals                      447,100  E.I. du Pont de Nemours and Company          19,135,880        1.5
                       Oil & Gas                      804,700  Exxon Mobil Corporation                      38,891,151        3.1
                       Industrial Conglomerates       813,400  General Electric Company                     27,313,972        2.2
                       Food Products                  166,800  General Mills, Inc.                           7,489,320        0.6
                       Personal Products              455,500  The Gillette Company                         19,012,570        1.5
                       Pharmaceuticals                369,700  GlaxoSmithKline PLC (ADR)(d)                 16,166,981        1.3
                       Aerospace & Defense            423,400  Goodrich Corporation                         13,277,824        1.1
                       Aerospace & Defense            516,100  Honeywell International Inc.                 18,507,346        1.5
                       Diversified Financial
                        Services                      612,876  J.P. Morgan Chase & Co.                      24,349,564        1.9
                       Oil & Gas                      154,800  Kerr-McGee Corporation                        8,862,300        0.7
                       Capital Markets                671,500  Mellon Financial Corporation                 18,593,835        1.5
                       Oil & Gas                      241,300  Royal Dutch Petroleum Company
                                                                 (NY Registered Shares)                     12,451,080        1.0
                       Diversified Telecommunication
                         Services                     584,900  SBC Communications Inc.                      15,178,155        1.2
                       Food Products                  310,000  Sara Lee Corporation(a)                       7,086,600        0.6
                       Electric Utilities             129,800  The Southern Company                          3,891,404        0.3
                       Commercial Banks               463,700  U.S. Bancorp                                 13,400,930        1.1
                       Diversified Telecommunication
                         Services                     398,100  Verizon Communications                       15,677,178        1.2
                       Commercial Banks               366,000  Wachovia Corporation                         17,183,700        1.4
                                                                                                          ------------  -----------
                                                                                                           336,035,034       26.8

------------------------------------------------------------------------------------------------------------------------------------
BELOW-AVERAGE
PRICE/EARNINGSRATIO
                       Insurance                      406,100  ACE Limited                                  16,268,366        1.3
                       Insurance                      270,800  The Allstate Corporation                     12,995,692        1.0
                       Insurance                      430,400  American International Group, Inc.           29,262,896        2.3
                       Health Care Providers &
                         Services                     131,100  AmerisourceBergen Corporation(a)              7,041,381        0.6

               MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

                                                                                                               VALUE      PERCENTAGE
                                                      SHARES                                                  (IN U.S.      OF NET
                       INDUSTRY*                       HELD      COMMON STOCKS                                DOLLARS)      ASSETS
------------------------------------------------------------------------------------------------------------------------------------
BELOW-AVERAGE
PRICE/EARNINGS
RATIO - (CONCLUDED)    Insurance                        540,600    Aon Corporation(a)                       $ 15,536,844      1.2%
                       Commercial Banks                 512,000    Bank of America Corporation                22,184,960      1.8
                       Health Care Equipment &
                         Supplies                       501,400    Baxter International Inc.                  16,125,024      1.3
                       Diversified Financial
                         Services                       946,420    Citigroup Inc.                             41,756,050      3.3
                       Beverages                        368,900    Coca-Cola Enterprises Inc.(a)               6,972,210      0.6
                       Specialty Retail               1,256,300    Foot Locker, Inc.                          29,774,310      2.4
                       Capital Markets                  124,200    The Goldman Sachs Group, Inc.              11,580,408      0.9
                       Energy Equipment & Service       957,800  + Grant Prideco, Inc.                        19,625,322      1.6
                       Computers & Peripherals        1,555,931    Hewlett-Packard Company                    29,173,706      2.3
                       Household Durables               470,800    Koninklijke (Royal) Philips Electronics
                                                                     NV (NY Registered Shares)                10,786,028      0.9
                       Hotels, Restaurants & Leisure    450,300    McDonald's Corporation                     12,621,909      1.0
                       Pharmaceuticals                  282,400    Merck & Co., Inc.                           9,319,200      0.7
                       Capital Markets                  514,100    Morgan Stanley                             25,345,130      2.0
                       Pharmaceuticals                  657,000    Schering-Plough Corporation                12,522,420      1.0
                       Food Products                    325,900    Unilever NV (NY Registered Shares)         18,837,020      1.5
                       IT Services                    2,810,800  + Unisys Corporation                         29,007,456      2.3
                       Oil & Gas                        337,400    Unocal Corporation                         14,508,200      1.2
                       Insurance                         49,300    XL Capital Ltd. (Class A)                   3,647,707      0.3
                                                                                                            ------------  -------
                                                                                                             394,892,239     31.5

------------------------------------------------------------------------------------------------------------------------------------
LOW PRICE-TO-BOOK
VALUE
                       Communications Equipment       3,860,100  + 3Com Corporation                           16,289,622      1.3
                       Semiconductors &
                         Semiconductor Equipment      1,077,000  + Advanced Micro Devices, Inc.(a)            14,001,000      1.1
                       Electronic Equipment &
                         Instruments                    468,900  + Agilent Technologies, Inc.(a)              10,114,173      0.8
                       Food & Staples Retailing         451,500    Albertson's, Inc.(a)                       10,804,395      0.9
                       Oil & Gas                        228,100    Anadarko Petroleum Corporation             15,136,716      1.2
                       Aerospace & Defense              165,300    The Boeing Company                          8,532,786      0.7

               MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

                                                                                                               VALUE      PERCENTAGE
                                                      SHARES                                                  (IN U.S.      OF NET
                       INDUSTRY*                       HELD      COMMON STOCKS                                DOLLARS)      ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LOW PRICE-TO-BOOK
VALUE (CONCLUDED)
                       Software                       1,510,200  + Borland Software Corporation             $ 12,610,170      1.0%
                       Media                            676,500  + Comcast Corporation
                                                                     (Special Class A)(a)                     18,887,880      1.5
                       Machinery                        279,700    Deere & Company                            18,054,635      1.4
                       Energy Equipment & Service       531,400    Diamond Offshore Drilling, Inc.(a)         17,530,886      1.4
                       Energy Equipment & Service       802,500    GlobalSantaFe Corporation                  24,596,625      2.0
                       Insurance                        197,700    The Hartford Financial Services
                                                                     Group, Inc.                              12,243,561      1.0
                       Paper & Forest Products          486,900    International Paper Company                19,675,629      1.6
                       Household Products               478,900    Kimberly-Clark Corporation                 30,932,151      2.5
                       Semiconductors &
                         Semiconductor Equipment      3,117,800  + LSI Logic Corporation                      13,437,718      1.1
                       Media                          2,330,928  + Liberty Media Corporation (Class A)        20,325,692      1.6
                       Communications Equipment       2,068,580  + Lucent Technologies Inc.(a)                 6,557,399      0.5
                       Communications Equipment         496,870    Motorola, Inc.                              8,963,535      0.7
                       Road & Rail                      785,900    Norfolk Southern Corporation               23,372,666      1.9
                       Aerospace & Defense              892,200    Raytheon Company                           33,885,756      2.7
                       Insurance                        559,308    The St. Paul Companies, Inc.(a)            18,490,723      1.5
                       Media                          1,167,300  + Time Warner Inc.                           18,840,222      1.5
                       Specialty Retail               1,132,500  + Toys 'R' Us, Inc.(a)                       20,090,550      1.6
                       Media                            929,000    Viacom, Inc. (Class B)                     31,177,240      2.5
                       Media                            574,800    The Walt Disney Company                    12,961,740      1.0
                       Paper & Forest Products          228,900    Weyerhaeuser Company                       15,217,272      1.2
                                                                                                            ------------  -------
                                                                                                             452,730,742     36.2

------------------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS
                       Computers & Peripherals          215,810  International Business Machines
                                                                   Corporation                                18,503,549      1.5
                       Diversified Telecommunication
                         Services                       641,300  Sprint Corporation                           12,909,369      1.0
                                                                                                            ------------  -------
                                                                                                              31,412,918      2.5
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL COMMON STOCKS
                                                                   (COST - $1,100,860,968)                 1,215,070,933     97.0
------------------------------------------------------------------------------------------------------------------------------------

               MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)

                                                                                                              VALUE       PERCENTAGE
                                                     BENEFICIAL                                              (IN U.S.       OF NET
                                                     INTEREST    SHORT-TERM SECURITIES                       DOLLARS)       ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                   $ 23,756,711  Merrill Lynch Liquidity Series,
                                                                   LLC Cash Sweep Series I(b)             $   23,756,711      1.9%
                                                    102,559,784  Merrill Lynch Liquidity Series,
                                                                   LLC Money Market Series (b)(c)            102,559,784      8.2
------------------------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                   (COST- $126,316,495)                      126,316,495     10.1
------------------------------------------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS
                         (COST- $1,227,177,463**)                                                          1,341,387,428    107.1
                       LIABILITIES IN EXCESS OF
                         OTHER ASSETS                                                                        (88,455,403)    (7.1)
                                                                                                          -----------------------
                       NET ASSETS                                                                         $1,252,932,025    100.0%
                                                                                                          =======================

(a)   Security, or a portion of security, is on loan.

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                 DIVIDEND/
AFFILIATE                                   NET ACTIVITY   INTEREST INCOME
--------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC
Cash Sweep Series I                        $ (40,483,889)        $ 345,384
Merrill Lynch Liquidity Series, LLC
Money Market Series                        $ (46,369,741)         $ 85,555
Merrill Lynch Premier Institutional Fund     (49,643,175)         $ 15,578
--------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.

(d)   American Depositary Receipts (ADR).

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

----------------------------------------------------------
Aggregate cost                             $ 1,242,346,204
                                           ===============
Gross unrealized appreciation              $   149,709,355
Gross unrealized depreciation                  (50,668,131)
                                           ---------------
Net unrealized appreciation                $    99,041,224
-------------------------------------------===============

+     Non-income producing security.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                S&P      MOODY'S      FACE
                RATINGS  RATINGS      AMOUNT          ASSET-BACKED SECURITIES+                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                AAA      Aaa      US$  4,140,369  Ace Securities Corp., Series 2003-OP1, Class A2,  2.20% due
                                                      12/25/2033(b)                                                     $ 4,147,110
                AAA      Aaa           1,099,134  Advanta Mortgage Loan Trust, Series 1999-3, Class A4,  7.75% due
                                                      10/25/2026                                                          1,141,844
                AAA      Aaa           5,178,710  Aegis Asset Backed Securities Trust, Series 2004-1, Class A,  2.283%
                                                      due 4/25/2034(b)                                                    5,176,607
                AAA      Aaa           5,200,000  Banc of America Large Loan, Series 2003-BBA2, Class A3,  2.19% due
                                                      11/15/2015(b)                                                       5,200,816
                AAA      Aaa           4,128,000  Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class
                                                      A4,  3.516% due 6/25/2034(b)                                        4,045,348
                AAA      Aaa           4,900,000  CIT Equipment Collateral, Series 2003-VT1, Class A3A,  2.04% due
                                                      4/20/2007(b)                                                        4,904,802
                AAA      Aaa           3,819,834  CIT Group Home Equity Loan Trust, Series 2003-1, Class A2,  2.35%
                                                      due 4/20/2027                                                       3,813,860
                                       1,325,690  California Infrastructure, Series 1997-1:
                AAA      Aaa             966,694      PG&E-1, Class A7,  6.42% due 9/25/2008                              1,377,800
                AAA      Aaa           1,136,440      SCE-1, Class A6,  6.38% due 9/25/2008                               1,005,947
                A+       Aa3           6,500,000  Capital Auto Receivables Asset Trust, Series 2003-2, Class B,  2.15%
                                                      due 1/15/2009(b)                                                    1,138,753
                NR*      NR*           2,705,458  Capital One Master Trust, Series 2000-4, Class C,  2.67% due
                                                      8/15/2008(a)(b)                                                     6,510,156
                AAA      Aaa                      Centex Home Equity, Series 2003-B, Class AV,  2.12% due 6/25/2033(b)    2,708,090
                                                  Chase Credit Card Master Trust, Class C(b):
                BBB      Baa2          3,550,000      Series 2000-3, 2.57% due 1/15/2008                                  3,566,629
                BBB      Baa2          6,500,000      Series 2003-1, 2.97% due 4/15/2008                                  6,557,908
                                                  CountryWide Asset-Backed Certificates(b):
                AA+      Aa2           2,100,000      Series 2003-2, Class M1,  2.54% due 6/26/2033                       2,112,605
                AAA      NR*           4,333,150      Series 2003-BC3, Class A2,  2.15% due 9/25/2033                     4,337,990
                AA+      Aa3           1,600,000      Series 2004-5, Class M2,  2.51% due 7/25/2034                       1,599,997
                AAA      Aaa           3,386,790  First Franklin Mortgage Loan Asset Trust, Series 2003-FF5, Class A2,
                                                      2.82% due 3/25/2034(b)                                              3,391,226
                AAA      NR*           4,729,799  GMAC Mortgage Corporation Loan Trust, Series 2003-J7, Class A10,
                                                      5.50% due 11/25/2033                                                4,783,561
                AAA      Aaa           2,423,187  Household Automotive Trust, Series 2002-3, Class A3A,  2.75% due
                                                      6/18/2007                                                           2,428,907
                AAA      Aaa           1,181,640  Household Home Equity Loan Trust, Series 2002-2, Class A,  2.21% due
                                                      4/20/2032(b)                                                        1,183,311
                                                  Long Beach Mortgage Loan Trust(b):
                AAA      Aaa           2,150,663      Series 2002-4, Class 2A,  2.04% due 11/26/2032                      2,159,202
                AAA      Aaa           5,860,925      Series 2004-1, Class A3,  2.14% due 2/25/2034                       5,862,309
                AAA      Aaa           4,447,029  MASTR Asset Securitization Trust, Series 2003-10, Class 3A1,  5.50%
                                                      due 11/25/2033                                                      4,478,772
                                                  Morgan Stanley ABS Capital I(b):
                A        A2            1,300,000      Series 2003-NC5, Class M2,  3.84% due 4/25/2033                     1,326,754
                AAA      Aaa           4,642,464      Series 2004-NC1, Class A2,  2.21% due 12/27/2033                    4,655,078
                AAA      Aaa           4,901,742      Series 2004-NC2, Class A2,  2.14% due 12/25/2033                    4,901,738
                AAA      Aaa           4,809,757      Series 2004-WMC1, Class A3,  2.183% due 6/25/2034                   4,809,090
                                                  New Century Home Equity Loan Trust(b):
                AAA      Aaa           6,267,746      Series 2004-2, Class A3,  2.09% due 4/25/2034                       6,267,743
                AAA      Aaa           6,700,000      Series 2004-3, Class A3,  2.323% due 11/25/2034                     6,700,000
                                                  Option One Mortgage Loan Trust(b):
                AAA      Aaa             718,219      Series 2002-4, Class A,  2.10% due 7/25/2032                          718,719
                AAA      Aaa           3,729,853      Series 2003-4, Class A2,  2.16% due 7/25/2033                       3,735,684
                AAA      Aaa             996,460  Residential Asset Mortgage Products, Inc., Series 2003-RS7,
                                                      Class AI1,  1.97% due 6/25/2018(b)                                    996,553
                AAA      Aaa           4,755,502  Residential Asset Securities Corporation Series 2003-KS5, Class
                                                      AIIB,  2.223% due 7/25/2033(b)                                      4,756,952
                AAA      Aaa           2,884,567  Saxon Asset Securities Trust, Series 2002-3, Class AV,  2.24% due
                                                      12/25/2032(b)                                                       2,890,052
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL ASSET-BACKED SECURITIES (COST - $125,146,644) - 21.0%           125,391,913
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                S&P      MOODY'S      FACE
                RATINGS  RATINGS      AMOUNT      GOVERNMENT & AGENCY OBLIGATIONS                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                AAA      Aaa      US$  4,840,000  Federal National Mortgage Association,  7.125% due 1/15/2030          $ 5,962,759
                                                  U.S. Treasury Bonds:
                AAA      Aaa           2,280,000      7.50% due 11/15/2016(c)                                             2,930,067
                AAA      Aaa           1,390,000      8.125% due 8/15/2019                                                1,902,942
                AAA      Aaa           4,820,000      7.25% due 8/15/2022                                                 6,206,126
                AAA      Aaa           1,010,000      6.25% due 8/15/2023                                                 1,179,411
                AAA      Aaa           1,010,000      6.625% due 2/15/2027                                                1,238,670
                                                  U.S. Treasury Inflation Indexed Notes:
                AAA      Aaa           3,631,131      3.875% due 1/15/2009                                                4,087,717
                AAA      Aaa           3,173,424      3.50% due 1/15/2011                                                 3,591,796
                                                  U.S. Treasury Notes:
                AAA      Aaa          12,580,000      7% due 7/15/2006 (d)                                               13,558,875
                AAA      Aaa           1,390,000      6.50% due 2/15/2010                                                 1,594,917
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL GOVERNMENT & AGENCY OBLIGATIONS (COST - $40,827,990) - 7.1%      42,253,280
------------------------------------------------------------------------------------------------------------------------------------
                                                  GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES+
------------------------------------------------------------------------------------------------------------------------------------
                                                  Federal Home Loan Mortgage Corporation:
                AAA      Aaa           5,996,364      4.50% due 8/01/2018-9/01/2018                                       5,990,780
                AAA      Aaa           4,368,089      5% due 7/01/2018-10/15/2019                                         4,463,430
                AAA      Aaa          11,106,822      5% due 10/15/2034                                                  10,996,379
                AAA      Aaa           4,500,000      5.50% due 10/15/2019                                                4,646,250
                AAA      Aaa          13,900,000      5.50% due 10/15/2034                                               14,086,788
                AAA      Aaa           1,065,750      6% due 6/01/2016-9/01/2017                                          1,122,913
                AAA      Aaa          13,023,361      6% due 10/15/2034                                                  13,447,729
                AAA      Aaa           1,531,645      6.50% due 5/01/2016-6/01/2016                                       1,621,302
                AAA      Aaa           1,915,995      7% due 10/01/2031-9/01/2032                                         2,033,454
                AAA      Aaa           1,567,238      7.50% due 11/01/2029-5/01/2032                                      1,681,494
                                                  Federal National Mortgage Association:
                AAA      Aaa           4,540,938      5% due 10/15/2019                                                   4,611,890
                AAA      Aaa             562,298      6% due 2/01/2017                                                      594,084
                AAA      Aaa           4,818,571      6.50% due 6/01/2031-11/15/2034                                      5,069,882
                AAA      Aaa           2,988,368      7% due 5/01/2031-3/01/2032                                          3,170,825
                AAA      Aaa           2,458,223      7.50% due 2/01/2026-10/01/2032                                      2,634,835
                AAA      Aaa           2,622,290      8% due 9/01/2030-4/01/2032                                          2,840,419
                                       2,606,928  Government National Mortgage Association, 6.50% due
                                                      5/15/2031-4/15/2032                                                 2,753,556
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                  (COST - $81,253,154) - 13.7%                                           81,766,010
------------------------------------------------------------------------------------------------------------------------------------
                                                  NON-GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES+
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED  AA       Aa2           1,600,000  Ameriquest Mortgage Securities Inc., Series 2004-R1, Class M2,
MORTGAGE                                              2.42% due 2/25/2034(b)                                              1,599,998
OBLIGATIONS-    NR*      NR*           4,150,000  Argent Securities, Inc., Series 2004-WII, Class A3,  2.20% due
6.3%                                                  11/25/2034(b)                                                       4,150,000
                AA+      Aa2           3,673,947  Countrywide Home Loans, Inc., Series 2003-R4, Class 1A1A,  2.216%
                                                      due 7/25/2019                                                       3,665,963
                AAA      NR*             388,214  Deutsche Mortgage Securities, Inc., Series 2003-1, Class 1A1,  4.50%
                                                      due 4/25/2033                                                         388,403
                AAA      Aaa           2,627,297  Federal National Mortgage Association Whole Loan, Series 2003-W19,
                                                      Class 1A1,  2.01% due 11/25/2033                                    2,619,633
                A-       A1            2,850,000  GE Dealer Floorplan Master Note Trust, Series 2004-2, Class B,
                                                      1.869% due 7/20/2009(b)                                             2,850,891
                AAA      Aaa           4,600,000  Government National Mortgage Association, Series 2004-6, Class C,
                                                      4.66% due 7/16/2033                                                 4,618,960
                AA+      Aa1           2,200,000  Impac Secured Assets CMN Owner Trust, Series 2004-3, Class M1,
                                                      2.44% due 12/25/2034(b)                                             2,205,631

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                       FACE
                                       AMOUNT     NON-GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES+                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED  AAA      Aaa      US$  6,700,000  RMAC, Series 2003-NS2A, Class A2C,  2.27% due 9/12/2035(b)            $ 6,718,844
MORTGAGE        AAA      Aaa           2,048,943  Structured Asset Securities Corporation,  Series 2002-9, Class A2,
OBLIGATIONS                                           2.14% due 10/25/2027(b)                                             2,048,706
(CONCLUDED)     AAA      Aaa             256,636  Washington Mutual, Inc., Series 2002-AR4, Class A7,  5.494% due
                                                      4/26/2032(b)                                                          257,445
                AAA      Aaa           6,400,000  Wells Fargo Home Equity Trust, Series 2004-2, Class A32,  2.273% due
                                                      2/25/2032(b)                                                        6,400,000
                                                                                                                        ------------
                                                                                                                         37,524,474
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL                                        Commercial Mortgage Pass-Thru Certificates(b):
MORTGAGE-       AAA      Aaa           3,950,000      Series 2003-FL8, Class A2,  2.07% due 7/15/2015                     3,951,078
BACKED          AAA      Aaa           7,450,000      Series 2003-FL9, Class A3,  2.19% due 11/15/2015                    7,453,214
SECURITIES -                                      Greenwich Capital Commercial Funding Corporation:
5.2%            AAA      Aaa           5,141,889      Series 2003-FL1, Class A,  2.16% due 7/05/2018(b)                   5,142,786
                AAA      Aaa           4,180,000      Series 2004-GG1, Class A4,  4.755% due 6/10/2036                    4,296,545
                AAA      Aaa           2,815,637  Nationslink Funding Corporation, Series 1999-2, Class A3,  7.181%
                                                      due 6/20/2031                                                       2,976,743
                AAA      Aaa           7,250,000  Wachovia Bank Commercial Mortgage Trust, Series 2003-WHL2, Class A3,
                                                      2.19% due 6/15/2013(b)                                              7,251,504
                                                                                                                        ------------
                                                                                                                         31,071,870
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL NON-GOVERNMENT AGENCY MORTGAGE - BACKED SECURITIES
                                                  (COST - $68,257,716) -- 11.5%                                          68,596,344
------------------------------------------------------------------------------------------------------------------------------------

                S&P      MOODY'S
INDUSTRY#       RATINGS  RATINGS                  CORPORATE BONDS
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE &     BBB-     Baa3          1,765,000  Goodrich Corporation, 6.60% due 5/15/2009                               1,927,664
DEFENSE- 0.3%
------------------------------------------------------------------------------------------------------------------------------------
BANKING -       A-       Aa3           1,965,000  DBS Bank Ltd.,  5% due 11/15/2019(a)(b)                                 1,920,288
0.3%
------------------------------------------------------------------------------------------------------------------------------------
BREWERY -       BBB-     Baa3            595,000  Cia Brasileira de Bebida, 8.75% due 9/15/2013                             672,350
0.1%
------------------------------------------------------------------------------------------------------------------------------------
BROADCAST -                                       Clear Channel Communications, Inc.:
0.5%            BBB-     Baa3          1,285,000      5.75% due 1/15/2013                                                 1,319,847
                BBB-     Baa3          1,600,000      5.50% due 9/15/2014                                                 1,591,597
                                                                                                                        ------------
                                                                                                                          2,911,444
------------------------------------------------------------------------------------------------------------------------------------
BUILDING        BB+      Ba1           1,545,000  D.R. Horton, Inc.,  5% due 1/15/2009                                    1,572,038
PRODUCTS -0.4%  BBB+     Baa1            775,000  Hanson PLC,  7.875% due 9/27/2010                                         907,874
                                                                                                                        ------------
                                                                                                                          2,479,912
------------------------------------------------------------------------------------------------------------------------------------
CABLE -         BBB      Baa3          1,270,000  Comcast Cable Communications Holdings, Inc.,  8.375% due 3/15/2013      1,537,957
U.S. - 0.5%     BB-      Ba3           1,380,000  EchoStar DBS Corporation,  5.75% due 10/01/2008                         1,386,900
                                                                                                                        ------------
                                                                                                                          2,924,857
------------------------------------------------------------------------------------------------------------------------------------
CANADIAN        BB       Ba3             230,000  Abitibi-Consolidated Inc., 8.55% due 8/01/2010(3)                         246,675
CORPORATES** -
0.0%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS -     B+       B1            1,750,000  IMC Global Inc., 10.875% due 8/01/2013                                  2,209,375
0.4%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL      BBB      Baa3            715,000  Waste Management, Inc.,  7.375% due 8/01/2010                             825,322
SERVICES &
SUPPLIES -
0.1%
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                S&P      Moody's       FACE
INDUSTRY#       RATINGS  RATINGS      AMOUNT      CORPORATE BONDS                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS -    BBB      Baa3     US$    225,000  Sealed Air Corporation,  5.375% due 4/15/2008 (a)                     $   234,928
0.0%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED -   A-       Baa3            725,000  Brascan Corporation,  5.75% due 3/01/2010                                 767,310
0.2%            A-       A3              650,000  Hutchison Whampoa International (01/11) Ltd.,  7% due 2/16/2011(a)        716,381
                                                                                                                        ------------
                                                                                                                          1,483,691
------------------------------------------------------------------------------------------------------------------------------------
FINANCE - 2.1%                                    Household Finance Corporation:
                A        A1              905,000      6.50% due 11/15/2008                                                  995,823
                A        A1              955,000      5.875% due 2/01/2009                                                1,029,469
                A        A1            1,785,000      6.75% due 5/15/2011                                                 2,009,119
                AAA      Aaa           4,850,000  Sigma Finance Corporation,  4.281% due 8/15/2011(b)                     4,850,000
                AAA      Aaa           2,400,000  Sigma Finance Incorporated,  3.245% due 3/31/2014                       2,408,378
                AA       Aa3             395,000  Texaco Capital Inc.,  8.625% due 6/30/2010                                485,867
                A-       A3              965,000  Textron Financial Corporation,  2.75% due 6/01/2006                       960,389
                                                                                                                        ------------
                                                                                                                         12,739,045
------------------------------------------------------------------------------------------------------------------------------------
FINANCE -       A        A1              580,000  Banc One Corporation,  8% due 4/29/2027                                   727,423
BANKS - 2.5%                                      Bank of America Corporation:
                A+       Aa2           1,085,000      5.875% due 2/15/2009                                                1,174,670
                A+       Aa2           1,050,000      4.875% due 9/15/2012                                                1,070,992
                BBB      Baa2            975,000  Capital One Bank,  4.875% due 5/15/2008                                 1,009,842
                                                  Citigroup Inc.:
                A+       Aa2           1,910,000      5.625% due 8/27/2012                                                2,041,494
                A+       Aa2           1,140,000      6.625% due 6/15/2032                                                1,248,647
                BB+      Baa3            725,000  FirstBank Puerto Rico,  7.625% due 12/20/2005                             751,572
                                                  FleetBoston Financial Corporation:
                A+       Aa2             410,000      3.85% due 2/15/2008                                                   414,755
                A        Aa3             395,000      6.375% due 5/15/2008                                                  431,388
                BB+      NR*             425,000  Hudson United Bancorp,  8.20% due 9/15/2006                               461,141
                BBB+     A3              895,000  PNC Funding Corporation,  6.125% due 2/15/2009                            969,252
                BBB+     A3              525,000  Popular North America, Inc.,  3.875% due 10/01/2008                       524,705
                BBB-     Baa3          1,535,000  Sovereign Bank,  5.125% due 3/15/2013                                   1,530,377
                A+       Aa3             655,000  U.S. Bancorp,  2.03% due 9/16/2005(b)                                     655,660
                A-       A3              900,000  Washington Mutual, Inc.,  7.50% due 8/15/2006                             971,421
                                                  Wells Fargo & Company:
                AA-      Aa1             236,000      5.125% due 2/15/2007                                                  246,279
                A+       Aa2             950,000      5% due 11/15/2014                                                     964,371
                                                                                                                        ------------
                                                                                                                         15,193,989
------------------------------------------------------------------------------------------------------------------------------------
FINANCE -       A+       A1            1,110,000  American Honda Finance Corporation,  2.29% due 10/03/2005(a)(b)         1,113,370
OTHER - 8.3%                                      The Bear Stearns Companies Inc.:
                A        A1            1,290,000      1.98% due 1/30/2009(b)                                              1,292,718
                A        A1              375,000      5.70% due 11/15/2014                                                  394,511
                BBB      Baa2            930,000  Certegy Inc.,  4.75% due 9/15/2008                                        957,827
                A        A3            1,600,000  Countrywide Home Loans, Inc.,  5.625% due 7/15/2009                     1,703,235
                A+       Aa3           1,430,000  Credit Suisse First Boston (USA) Inc.,  4.70% due 6/01/2009             1,471,826

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                S&P      MOODY'S      FACE
INDUSTRY#       RATINGS  RATINGS      AMOUNT      CORPORATE BONDS                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
FINANCE -                                         Deutsche Telekom International Finance BV:
OTHER           BBB+     Baa2     US$    658,000      5.25% due 7/22/2013                                               $   673,352
(CONCLUDED)     BBB+     Baa2            800,000      8.75% due 6/15/2030                                                 1,034,062
                BBB+     Baa1          2,000,000  ERAC USA Finance Company,  6.70% due 6/01/2034(a)                       2,114,022
                                                  Ford Motor Credit Company:
                BBB      A3            5,000,000      2.79% due 9/28/2007(b)                                              4,994,025
                BBB-     A3            1,125,000      7.375% due 10/28/2009                                               1,232,252
                BBB-     A3            1,735,000      7.375% due 2/01/2011                                                1,886,833
                BBB-     A3            3,560,000      7% due 10/01/2013(d)                                                3,763,945
                                                  General Motors Acceptance Corporation:
                BBB      A3            7,850,000      3.08% due 9/23/2008(b)                                              7,846,146
                BBB-     A3              645,000      6.875% due 8/28/2012                                                  670,227
                BBB-     A3            1,704,000      8% due 11/01/2031                                                   1,763,625
                                                  The Goldman Sachs Group, Inc.:
                A+       Aa3           2,545,000      5.70% due 9/01/2012                                                 2,689,246
                A+       Aa3           1,355,000      5.25% due 10/15/2013                                                1,364,308
                AA-      A1              710,000  International Lease Finance Corporation,  2.95% due 5/23/2006             708,189
                                                  J.P. Morgan Chase & Co.:
                A+       Aa3           2,035,000      3.50% due 3/15/2009                                                 2,007,686
                A        A1            1,270,000      5.75% due 1/02/2013                                                 1,352,263
                A        A1            1,415,000      5.125% due 9/15/2014                                                1,422,586
                A        A1            1,605,000  Lehman Brothers Holdings, Inc.,  3.50% due 8/07/2008                    1,592,228
                                                  MBNA Corporation:
                BBB      Baa2            405,000      6.25% due 1/17/2007                                                   428,947
                BBB      Baa2            250,000      5.625% due 11/30/2007                                                 263,831
                BBB      Baa2            650,000      4.625% due 9/15/2008                                                  664,840
                A        A2              285,000  Mellon Funding Corporation,  6.40% due 5/14/2011                          317,787
                A        A3            3,080,000  Prudential Holdings LLC,  8.695% due 12/18/2023(a)                      3,927,400
                                                                                                                        ------------
                                                                                                                         49,651,287
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN         AAA      Aaa      Y  713,900,000  International Bank for Reconstruction & Development, 4.75% due
GOVERNMENT                                            12/20/2004(1)                                                       6,539,930
OBLIGATIONS** -
1.1%
------------------------------------------------------------------------------------------------------------------------------------
GAMING - 0.3%   BB+      Ba1      US$  1,595,000  MGM Mirage Inc.,  6% due 10/01/2009                                     1,616,931
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL -    BBB-     Ba1           1,600,000  American Greetings Corporation,  6.10% due 8/01/2028                    1,708,000
CONSUMER        BBB      Baa2            635,000  Cadbury Schweppes US Finance LLC,  3.875% due 10/01/2008(a)               636,278
GOODS - 0.6%    BBB-     Baa3          1,195,000  Yum! Brands, Inc.,  8.875% due 4/15/2011                                1,485,814
                                                                                                                        ------------
                                                                                                                          3,830,092
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL -                                      Anadarko Finance Company:
ENERGY - 1.4%   BBB+     Baa1            165,000      6.75% due 5/01/2011                                                   186,868
                BBB+     Baa1            240,000      7.50% due 5/01/2031                                                   293,425
                BBB      Baa2          1,850,000  Halliburton Company,  5.50% due 10/15/2010                              1,938,030
                A-       A3              942,500  Kern River Funding Corporation,  4.893% due 4/30/2018(a)                  950,257
                BBB+     Baa1            755,000  Kinder Morgan Energy Partners, LP,  5.35% due 8/15/2007                   791,951

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHDEULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                 S&P      MOODY'S      FACE
INDUSTRY#        RATINGS  RATINGS      AMOUNT      CORPORATE BONDS                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL -     BBB-     Baa3     US$    785,000  MidAmerican Energy Holdings Company,  5.875% due 10/01/2012           $   828,774
ENERGY           A+       A2              695,000  Motiva Enterprises LLC,  5.20% due 9/15/2012(a)                           718,077
(CONCLUDED)      BBB      Baa3            945,000  Panhandle Eastern Pipe Line Company, LLC,  2.75% due 3/15/2007            927,504
                 BBB-     Baa3          1,565,000  XTO Energy, Inc.,  7.50% due 4/15/2012                                  1,838,543
                                                                                                                        ------------
                                                                                                                           8,473,429
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL -     A-       A2              900,000  Alcoa Inc.,  2.10% due 12/06/2004(b)                                      900,163
MANUFACTURING -  BBB-     Ba1             615,000  Amerada Hess Corporation,  7.125% due 3/15/2033                           660,321
3.2%             B        Ba3           2,900,000  Celestica Inc., 3.691%*** due 8/01/2020 (Convertible)                   1,584,125
                                                   DaimlerChrysler NA Holding Corporation:
                 BBB      A3            6,900,000      2.34% due 5/24/2006(b)                                              6,925,544
                 BBB      A3              845,000      4.75% due 1/15/2008                                                   870,249
                 BBB      A3              600,000      7.75% due 1/18/2011                                                   697,692
                 BBB      Baa1          1,000,000  General Motors Corporation,  7.125% due 7/15/2013                       1,043,887
                 BB+      Ba1             770,000  Hyundai Motor Manufacturing Alabama, LLC,  5.30% due 12/19/2008(a)        790,342
                 BB+      Baa3            840,000  Jabil Circuit, Inc.,  5.875% due 7/15/2010                                878,754
                 BBB-     Baa3          1,205,000  Lear Corporation,  8.11% due 5/15/2009                                  1,391,287
                 BBB-     Baa3            790,000  Raytheon Company,  8.30% due 3/01/2010                                    944,407
                 BBB      Baa3          2,075,000  Tyco International Group SA,  6.75% due 2/15/2011                       2,334,562
                                                                                                                        ------------
                                                                                                                          19,021,333
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL -     BBB-     Baa3          1,020,000  ARAMARK Services, Inc.,  6.375% due 2/15/2008                           1,101,322
SERVICES -       BBB      Baa1            895,000  Cendant Corporation,  6.875% due 8/15/2006                                953,937
3.9%                                               HCA Inc.:
                 BBB-     Ba1             435,000      8.75% due 9/01/2010                                                   509,901
                 BBB-     Ba1             660,000      6.95% due 5/01/2012                                                   712,644
                 BBB-     Ba1           1,310,000      6.30% due 10/01/2012                                                1,358,167
                 BBB      Ba1           1,650,000  Lenfest Communications, Inc., 10.50% due 6/15/2006                      1,835,232
                                                   Liberty Media Corporation:
                 BBB-     Baa3          7,675,000      3.38% due 9/17/2006(b)                                              7,757,199
                 BBB-     Baa3            640,000      5.70% due 5/15/2013                                                   632,724
                 BBB      Baa3            869,000  Manor Care, Inc.,  7.50% due 6/15/2006                                    930,657
                                                   News America Incorporated:
                 BBB-     Baa3          1,000,000      7.30% due 4/30/2028                                                 1,129,324
                 BBB-     Baa3            555,000      6.75% due 1/09/2038                                                   618,040
                 BBB+     Baa1            465,000  PHH Corporation,  6% due 3/01/2008                                        498,754
                 BBB      Baa3            210,000  SUPERVALU Inc.,  7.50% due 5/15/2012                                      244,052
                 BBB      Baa3          1,032,000  Tele-Communications Inc.,  9.80% due 2/01/2012                          1,315,845
                 BBB+     Baa1          3,157,000  Time Warner Inc.,  6.875% due 5/01/2012                                 3,522,192
                                                                                                                        ------------
                                                                                                                          23,119,990
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL -     AAA      Aaa             662,784  American Airlines, Inc.,  3.857% due 1/09/2012                            653,672
TRANSPORTATION - AAA      Aaa             600,000  Continental Airlines, Inc.,  6.563% due 8/15/2013                         644,022
- 0.8%           BBB      Baa1            815,000  Norfolk Southern Corporation,  7.25% due 2/15/2031                        949,720

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHDEULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                 S&P      MOODY'S       FACE
INDUSTRY#        RATINGS  RATINGS      AMOUNT      CORPORATE BONDS                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL -                                       Southwest Airlines Co.:
TRANSPORTATION   A        Baa1     US$    190,000      8% due 3/01/2005                                                  $   193,735
(CONCLUDED)      A        Baa1            940,000      7.875% due 9/01/2007                                                1,048,268
                                                   Union Pacific Corporation:
                 BBB      Baa2            490,000      7.25% due 11/01/2008                                                  547,963
                 BBB      Baa2            460,000      5.375% due 5/01/2014                                                  463,920
                                                                                                                        ------------
                                                                                                                           4,501,300
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE -      A-       Baa2          1,225,000  Aon Corporation,  6.70% due 1/15/2007                                   1,309,861
1.1%             BBB      Baa3            870,000  Infinity Property and Casualty Corporation,  5.50% due 2/18/2014          862,412
                 BBB-     NR*             735,000  Kingsway America, Inc.,  7.50% due 2/01/2014                              762,193
                 A+       A3              355,000  Marsh & McLennan Companies, Inc.,  3.625% due 2/15/2008                   356,019
                 BBB+     Baa3          1,260,000  NLV Financial Corporation,  7.50% due 8/15/2033(a)                      1,337,894
                 A-       Baa1          1,930,000  Security Benefit Life Insurance Company,  7.45% due 10/01/2033(a)       2,002,562
                                                                                                                        ------------
                                                                                                                           6,630,941
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE -      A-       A3              310,000  Prudential Financial, Inc.,  4.104% due 11/15/2006                        315,157
MULTILINE -
0.1%
------------------------------------------------------------------------------------------------------------------------------------
MEDICAL - 0.3%   A        Baa1          1,815,000  Wyeth,  5.50% due 3/15/2013                                             1,851,770
------------------------------------------------------------------------------------------------------------------------------------
MULTIMEDIA -     BB+      Baa3            550,000  Media General, Inc.,  6.95% due 9/01/2006                                 573,047
0.5%             BBB+     Baa1          1,790,000  Time Warner Companies, Inc.,  9.125% due 1/15/2013                      2,241,150
                                                                                                                        ------------
                                                                                                                          2,814,197
------------------------------------------------------------------------------------------------------------------------------------
OIL              BBB-     NR*           1,340,000  Gazprom International SA,  7.201% due 2/01/2020(a)                      1,356,750
EXPLORATION &
PRODUCTION -
0.2%
------------------------------------------------------------------------------------------------------------------------------------
OIL REFINERIES - BBB      Baa3          2,110,000  Ultramar Diamond Shamrock Corporation,  6.75% due 10/15/2037            2,436,497
0.4%
------------------------------------------------------------------------------------------------------------------------------------
PAPER - 1.4%     BB+      Ba2           2,265,000  Boise Cascade Corporation,  7.66% due 5/27/2005                         2,334,742
                 BBB+     Baa2          1,260,000  Celulosa Arauco y Constitucion SA,  8.625% due 8/15/2010                1,516,413
                 BBB      Baa2          2,205,000  Champion International Corporation,  6.65% due 12/15/2037               2,469,732
                 A-       Baa2            720,000  Inversiones CMPC SA,  4.875% due 6/18/2013(a)                             710,216
                 BBB-     Baa3            710,000  Rock-Tenn Company,  5.625% due 3/15/2013                                  719,732
                 BBB      Baa3            695,000  Sappi Papier Holding AG,  6.75% due 6/15/2012(a)                          762,576
                                                                                                                        ------------
                                                                                                                           8,513,411
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE      BBB-     Baa3            415,000  Colonial Realty LP,  4.80% due 4/01/2011                                  410,224
INVESTMENT       BBB      Baa3            575,000  Developers Diversified Realty Corporation,  6.625% due 1/15/2008          618,691
TRUST - 1.1%     BBB      Baa2            955,000  HRPT Properties Trust,  5.75% due 2/15/2014                               964,777
                 BBB+     Baa2            700,000  Health Care Property Investors, Inc.,  6.50% due 2/15/2006                724,888
                 BBB-     Baa3            640,000  Health Care REIT, Inc.,  6% due 11/15/2013                                656,881
                 BB+      Ba1           2,165,000  iStar Financial Inc.,  5.125% due 4/01/2011                             2,160,261
                 BBB-     Baa3            775,000  Nationwide Health Properties, Inc.,  6.59% due 7/07/2038                  807,390
                                                                                                                        ------------
                                                                                                                           6,343,112
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                S&P      MOODY'S       FACE
INDUSTRY#       RATINGS  RATINGS      AMOUNT      CORPORATE BONDS                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
RETAIL -        BBB+     Baa2     US$    285,000  Limited Brands, Inc.,  6.125% due 12/01/2012                          $   307,821
STORES - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL   A        A2              810,000  Corporacion Andina de Fomento,  6.875% due 3/15/2012                      910,959
- 0.2%
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE -     BBB+     Baa2          4,530,000  Telecom Italia Capital SA,  4% due 1/15/2010(a)                         4,495,740
0.8%
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES -     BBB      Baa2            706,000  AT&T Wireless Services, Inc.,  8.75% due 3/01/2031                        927,000
COMMUNICATIONS  A+       A3            1,620,000  GTE Corporation,  6.84% due 4/15/2018                                   1,789,412
- 1.1%          BBB      Baa2          1,090,000  Harris Corporation,  6.35% due 2/01/2028                                1,166,521
                BBB-     Baa3          1,100,000  Sprint Capital Corporation,  8.75% due 3/15/2032                        1,396,110
                BBB      Baa3          1,105,000  TELUS Corporation,  7.50% due 6/01/2007                                 1,211,695
                                                                                                                        ------------
                                                                                                                          6,490,738
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES -     NR*      Baa2          1,185,000  AEP Texas Central Company,  6.65% due 2/15/2033                         1,282,255
ELECTRIC & GAS  BBB      Baa1          1,050,000  Cincinnati Gas & Electric Company,  5.70% due 9/15/2012                 1,110,427
- 3.8%                                            Dominion Resources, Inc.:
                BBB+     Baa1          1,051,000      7.625% due 7/15/2005                                                1,091,274
                BBB+     Baa1            860,000      2.011% due 5/15/2006(b)                                               861,628
                A-       Baa1          1,530,000  Exelon Generation Company, LLC,  5.35% due 1/15/2014                    1,562,519
                A-       A2            1,745,000  FPL Group Capital Inc.,  2.275% due 3/30/2005(b)                        1,747,359
                BBB-     Baa3          3,350,000  PPL Capital Funding, Inc.,  2.77% due 5/18/2006(b)                      3,351,487
                BBB      Baa1            975,000  PSE&G Power LLC,  6.95% due 6/01/2012                                   1,092,054
                                                  Pacific Gas & Electric Company:
                BBB      Baa2          2,130,000      2.72% due 4/03/2006(b)                                              2,131,957
                BBB      Baa2          1,325,000      6.05% due 3/01/2034                                                 1,348,588
                BBB      Baa2            730,000  Pepco Holdings, Inc.,  4% due 5/15/2010                                   710,708
                BBB      Baa2            860,000  Public Service Company of New Mexico,  4.40% due 9/15/2008                872,144
                BBB+     Baa1            645,000  Sempra Energy,  4.75% due 5/15/2009                                       665,984
                NR*      A3              235,000  Southern California Edison Company,  2.353% due 1/13/2006(b)              235,912
                BBB+     Baa1            650,000  Southern Power Company,  6.25% due 7/15/2012                              707,485
                A-       A3            1,010,000  TXU Australia Holdings Partnership LP,  6.15% due 11/15/2013(a)         1,098,807
                A-       Baa1          1,035,000  Vectren Utility Holdings, Inc.,  5.25% due 8/01/2013                    1,051,975
                                                  Westar Energy, Inc.:
                BB-      Ba2           1,196,000      9.75% due 5/01/2007                                                 1,362,480
                NR*      Ba1             620,000      6% due 7/01/2014                                                      666,346
                                                                                                                        ------------
                                                                                                                         22,951,389
------------------------------------------------------------------------------------------------------------------------------------
YANKEE                                            Corporacion Nacional del Cobre de Chile (Codelco) (3)(a):
CORPORATES**    A        A2              145,000      6.375% due 11/30/2012                                                 160,052
- 1.8%          A        A2              730,000      5.50% due 10/15/2013                                                  760,067
                                                  France Telecom (4):
                BBB+     Baa2          1,780,000      8.50% due 3/01/2011                                                 2,130,802
                BBB+     Baa2            555,000      9.25% due 3/01/2031                                                   735,848
                A-       Baa1            840,000  Koninklijke (KPN) NV,  8% due 10/01/2010(3)                               998,905

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                S&P      MOODY'S       FACE
INDUSTRY#       RATINGS  RATINGS      AMOUNT      CORPORATE BONDS                                                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
YANKEE                                            Pemex Project Funding Master Trust(1):
CORPORATES**    BBB-     Baa1     US$  1,110,000      3.54% due 1/07/2005(a)(b)                                         $ 1,118,325
(CONCLUDED)     BBB-     Baa1          3,350,000      3.188% due 6/15/2010(a)(b)                                          3,385,175
                BBB-     Baa1          1,000,000      9.125% due 10/13/2010                                               1,190,000
                                                                                                                        ------------
                                                                                                                         10,479,174
------------------------------------------------------------------------------------------------------------------------------------
YANKEE
SOVEREIGNS**    AAA      Aaa       E   3,190,000  Bundesobligation,  3.50% due 10/10/2008(2)                              4,018,648
- 1.7%          A        Baa1     US$    735,000  Republic of Chile,  5.50% due 1/15/2013(2)                                765,870
                BBB      Baa2          1,170,000  Republic of South Africa,  6.50% due 6/02/2014(2)                       1,248,975
                                                  United Mexican States(2):
                BBB-     Baa2          1,870,000      9.875% due 2/01/2010                                                2,305,710
                BBB-     Baa2          1,010,000      6.375% due 1/16/2013                                                1,063,530
                BBB-     Baa2            565,000      5.875% due 1/15/2014                                                  573,475
                                                                                                                        ------------
                                                                                                                          9,976,208
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL CORPORATE BONDS (COST - $241,600,031) - 41.6%                   248,397,696
------------------------------------------------------------------------------------------------------------------------------------

STATE                                             MUNICIPAL BONDS
------------------------------------------------------------------------------------------------------------------------------------
TEXAS - 0.1%    A        A2              515,000  Harris County, Texas, Industrial Development Corporation, Solid
                                                      Waste Disposal Revenue Bonds (Deer Park Refining LP),
                                                      5.683% due 3/01/2023(b)                                               523,575
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL MUNICIPAL BONDS (COST - $515,000) - 0.1%                            523,575
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRY#                                         PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                  CAPITAL TRUSTS
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES -
ELECTRIC & GAS
- 0.1%
                BBB+     A3              585,000  Alabama Power Capital Trust V,  5.50% due 10/01/2042(b)                   615,144
------------------------------------------------------------------------------------------------------------------------------------
YANKEE
CORPORATES**
- 0.2%
                BBB-     Baa1          1,320,000  Pemex Project Funding Master Trust, 7.375% due 12/15/2014(1)            1,438,800
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL CAPITAL TRUSTS (COST - $1,975,409) - 0.3%                         2,053,944
------------------------------------------------------------------------------------------------------------------------------------

                                   SHARES HELD    PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
FINANCE -
OTHER - 0.30%
                                             175  DG Funding Trust(a)                                                     1,881,250
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL PREFERRED STOCKS (COST - $1,925,630) -- 0.3%                      1,881,250
------------------------------------------------------------------------------------------------------------------------------------

                                       FACE
                                       AMOUNT     TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE &
DEFENSE - 0.6%
                NR*      NR*      US$  3,685,000  RC Trust I,  7% due 5/15/2006 (Convertible)                             3,857,738
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL TRUST PREFERRED (COST - $3,874,252) - 0.7%                        3,857,738
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL PREFERRED SECURITIES (COST - $7,775,291) - 1.3%                   7,792,932
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

                                       FACE
Industry#                              AMOUNT     SHORT-TERM INVESTMENTS                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER**** - 11.3% US$ 19,000,000  CBA (Delaware) Finance Inc.,  1.87% due 10/01/2004                        $ 18,999,013
                                 28,198,000  General Electric Capital Corporation,  1.88% due 10/01/2004                 28,196,528
                                 15,000,000  Preferred Receivables Funding Corporaton,  1.78% due 10/13/2004             14,990,359
                                       3,783,000  Rio Tinto Limited,  1.74% due 10/05/2004                                3,782,086
                                       1,041,000  Variable Funding Capital Corporation,  1.75% due 10/01/2004             1,040,949
                                                                                                                       -------------
                                                                                                                         67,008,935
                                  --------------------------------------------------------------------------------------------------
                                   SHARES HELD
                                  --------------------------------------------------------------------------------------------------
                                      17,335,000  Merrill Lynch Premier Institutional Fund (e)(f)                        17,335,000
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL SHORT-TERM INVESTMENTS (COST - $84,343,933) - 14.1%              84,343,935
------------------------------------------------------------------------------------------------------------------------------------
                                    NUMBER OF
                                    CONTRACTS     OPTIONS PURCHASED
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED - 0.0%
                                            46++  London InterBank Offered Rate (LIBOR) Linked Floor, expiring April
                                                      2005 at USD  .015, Broker J.P Morgan Chase Bank                           460
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL OPTIONS PURCHASED (PREMIUMS PAID - $27,600) - 0.0%                      460
------------------------------------------------------------------------------------------------------------------------------------
                                                  TOTAL INVESTMENTS  (COST - $649,747,359+++)  - 110.4%                 659,066,145
                                                  LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4%)                       (62,139,930)
                                                                                                                       ------------
                                                  NET ASSETS - 100.0%                                                  $596,926,215
                                                                                                                       ============

*     Not Rated.

**    Corresponding industry groups for foreign securities:

      (1)   Financial Institution.

      (2)   Government Entity.

      (3)   Industrial.

      (4)   Telecommunications.

*** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

**** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.

+ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

+++ The cost and unrealized appreciation/depreciation on investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                    $ 650,126,265
                                        =============
      Gross unrealized appreciation     $  10,637,509
      Gross unrealized depreciation        (1,697,629)
                                        -------------
      Net unrealized appreciation       $   8,939,880
                                        =============

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)   Floating rate note.

(c) All or a portion of security held as collateral in connection with open financial futures contracts.

(d)   Security, or a portion of security, is on loan.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a) (3) of the Investment Company Act of 1940) were as follows:


      ----------------------------------------------------------------------------------------------------------------
                                                                                   Net              Interest/
      Affiliate                                                                 Activity         Dividend Income
      ----------------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Money Market Series                             --                 $    557
      Merrill Lynch Premier Institutional Fund                                   (30,754,225)                $ 23,101
      ----------------------------------------------------------------------------------------------------------------

(f)   Security was purchased with the cash proceeds from securities loans.

      Financial futures contracts purchased as of September 30,2004 were as follows:


      ----------------------------------------------------------------------------------------------------------
       NUMBER OF                                                EXPIRATION           FACE          UNREALIZED
       CONTRACTS               ISSUE                               DATE              VALUE        APPRECIATION
      ----------------------------------------------------------------------------------------------------------
          27                  Two-Year U.S. Treasury Notes    December 2004       $5,700,029      $     3,341
          76                  Five-Year U.S. Treasury Notes   December 2004        8,406,525           10,475
      ----------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation-Net                                                           $    13,816
                                                                                                  ===========
      ----------------------------------------------------------------------------------------------------------

      Financial futures contracts sold as of September 30, 2004 were as follows:

      -------------------------------------------------------------------------------------------------
        NUMBER OF                                         EXPIRATION         FACE           UNREALIZED
       CONTRACTS       ISSUE                                 DATE            VALUE        APPRECIATION
      -------------------------------------------------------------------------------------------------
          84          10-Year U.S. Treasury Notes       December 2004      $9,522,671     $  62,171
      -------------------------------------------------------------------------------------------------

      Forward foreign exchange contracts as of September 30, 2004 were as follows:

      ----------------------------------------------------------------
         FOREIGN CURRENCY               SETTLEMENT        UNREALIZED
         SOLD                              DATE          APPRECIATION
      ----------------------------------------------------------------
      Y   747,298,489                 October 2004        $ 59,814
      ----------------------------------------------------------------
      TOTAL UNREALIZED APPRECIATION ON
      FORWARD FOREIGN EXCHANGE CONTRACTS-NET
      (US$ COMMITMENT - $6,849,665)                       $ 59,814
                                                          ========
      ----------------------------------------------------------------

      Short sales entered into as of September 30, 2004 were as follows:

      -----------------------------------------------------------------------------------------------
      FACE AMOUNT                                                 ISSUE                      VALUE
      -----------------------------------------------------------------------------------------------
      $6,000,000                      Federal Home Loan Mortgage Corporation, 4.5%     $  (5,976,094)
      -----------------------------------------------------------------------------------------------
      TOTAL (PROCEEDS - $6,056,628)                                                    $  (5,976,094)
                                                                                         ============

      Swaps outstanding as of September 30, 2004 were as follows:

      ------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                    NOTIONAL     APPRECIATION/
                                                                                                     AMOUNT      DEPRECIATION
      ------------------------------------------------------------------------------------------------------------------------
      Bought credit default protection on Tyson Foods, Inc. and pay 1.36% interest
         Broker, Morgan Stanley Capital Services, Inc.
         Expires September 2008                                                                   $ 1,980,000     $(55,472)

      Sold credit default protection on Comcast Cable Communications and recieve 1.15% interest
         Broker, Morgan Stanley Capital Services, Inc.
         Expires September 2008                                                                   $ 1,980,000       43,063

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

Swaps outstanding as of September 30, 2004 were as follows (continued):

-------------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                                                              NOTIONAL     APPRECIATION/
                                                                                               AMOUNT      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Pay 3.50% interest on TIPS adjusted principal and receive a fixed rate of 4.17% interest
   Broker, Morgan Stanley Capital Services, Inc.
   Expires January 2011                                                                     $  3,500,000  $  (36,116)

Receive (pay) a variable rate return equal to the change in the U.S. Treasury Index Total
Return and pay a floating rate based on 1-month USD LIBOR, minus .20% interest
   Broker, Lehman Brothers Special Finance
   Expires December 2004                                                                    $ 35,600,000          --

Pay 3.875% interest on TIPS adjusted principal and receive a fixed rate of 3.401% interest
   Broker, J.P. Morgan Chase Bank
   Expires January 2009                                                                     $  4,062,000     (32,495)

Bought credit default protection on Aon Corp. and pay 0.37% interest
   Broker, Morgan Stanley Capital Services, Inc.
   Expires January 2007                                                                     $  1,345,000      (4,002)

Bought credit default protection on Boeing Capital Corp. and pay 0.48% interest
   Broker, J.P. Morgan Chase Bank
   Expires March 2009                                                                       $    770,000      (8,108)

Receive (pay) a variable rate return equal to the change in the U.S. Treasury Index
Total Return and pay a floating rate based on 1-month USD LIBOR, minus .20% interest
   Broker, Lehman Brothers Special Finance
   Expires March 2005                                                                       $ 36,400,000          --

Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
Return and pay a floating rate based on 1-month USD LIBOR, minus .17% interest
   Broker, UBS Warburg
   Expires November 2004                                                                    $ 12,100,000          --

Receive (pay) a variable return based on 3-month USD LIBOR, plus .56% interest, which is capped at a fixed rate of 8% interest and callable quarterly beginning December
2004 and pay a floating rate based on 3-month USD LIBOR
   Broker, J.P. Morgan Chase Bank
   Expires June 2010                                                                        $ 13,600,000      17,094

Receive (pay) a variable rate return equal to the change in the Lehman Brothers
U.S. High Yield Index Total Return and pay a floating rate based on 1-month USD
LIBOR, minus .75% interest
   Broker, Lehman Brothers Special Finance
   Expires January 2005                                                                     $  7,300,000          --

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

Swaps outstanding as of September 30, 2004 were as follows (continued):

-----------------------------------------------------------------------------------------------------------------------
                                                                                                           UNREALIZED
                                                                                              NOTIONAL    APPRECIATION/
                                                                                               AMOUNT     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
Return and pay a floating rate based on 1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires January 2005                                                                     $ 16,850,000          --

Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
Return and pay a floating rate based on 1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires February 2005                                                                    $ 15,850,000          --

Sold credit default protection on Dana Corp. and receive 1.55% interest
   Broker, UBS Warburg
   Expires September 2011                                                                   $    680,000  $    3,041

Sold credit default protection on Dana Corp. and receive 1.56% interest
   Broker, UBS Warburg
   Expires September 2011                                                                   $  1,370,000       6,914

Receive (pay) a variable return based on 3-month USD LIBOR, plus .40% interest, which is capped at a fixed rate of 7% interest and callable quarterly beginning February
2005 and pay a floating rate based on 3-month USD LIBOR
   Broker, J.P. Morgan Chase Bank
   Expires August 2010                                                                      $ 14,750,000     (10,412)

Sold credit default protection on Nextel Communications Inc. and receive 1.72% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                   $  1,365,000       7,821

Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
Return and pay a floating rate based on 1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires April 2005                                                                       $  5,900,000          --

Sold credit default protection on Credit Default Exchange and receive 1.15% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                    $ 2,695,000       6,951

Sold credit default protection on Credit Defaukt exchange and receive 0.6% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                    $ 2,695,000       1,975

Sold credit default protection on Credit Default exchange and receive 1.15% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2009                                                                    $ 5,380,000      (5,134)

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

Swaps outstanding as of September 30, 2004 were as follows (continued):

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                                                              NOTIONAL      APPRECIATION
                                                                                               AMOUNT       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Credit Default exchange and receive 0.6% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2009                                                                   $  5,380,000     $(6,746)

Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
Return and pay a floating rate based on 1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires March 2005                                                                       $ 21,900,000          --

Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
Return and pay a floating rate based on 1-month USD LIBOR, minus .125% interest
   Broker, Lehman Brothers Special Finance
   Expires April 2005                                                                       $ 21,200,000          --

Receive (pay) a variable return equal to the change in the CMBS Investment Grade Index
Total Return and pay a floating rate based on 1-month USD LIBOR, minus .60% interest
   Broker, UBS Warburg
   Expires October 2005                                                                     $ 21,200,000          --

Sold credit default protection on Computer Associates International Inc.
and receive 0.83% interest
   Broker, Lehman Brothers Special Finance
   Expires December 2009                                                                    $  1,375,000      (1,927)

Bought credit default protection on Hewlett-Packard Co. and pay 0.31% interest
   Broker, Lehman Brothers Special Finance
   Expires December 2009                                                                    $  1,375,000         656

Sold credit default protection on Sprint Capital Corp. and receive 1.50% interest
   Broker, Morgan Stanley Capital Services Inc.
   Expires September 2008                                                                   $  1,980,000      75,171

Sold credit default protection on JC Penney Co. Inc. and receive 1.27% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                   $  1,365,000       7,763

Bought credit default protection on May Department Stores Co. and pay 1.27% interest
   Broker, J.P. Morgan Chase Bank
   Expires September 2009                                                                   $  1,365,000      (5,222)

Receive a variable return equal to 3-month USD LIBOR and pay 2.8025% interest
   Broker, J.P. Morgan Chase Bank
   Expires January 2007                                                                     $  1,345,000       8,592

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - CORE BOND V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)   (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

Swaps outstanding as of September 30, 2004 were as follows (concluded):

-----------------------------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                                                                                            NOTIONAL       APPRECIATION
                                                                                             AMOUNT       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
Sold credit default protection on Raytheon Company and receive .73% interest
   Broker, J.P. Morgan Chase Bank
   Expires March 2009                                                                       $    770,000  $  (10,042)

Receive (pay) a variable return equal to the change in the MBS Fixed Rate Index Total
Return and pay a floating rate based on 1-month USD LIBOR, minus .105% interest
   Broker, UBS Warburg
   Expires March 2005                                                                       $ 14,300,000          --

Receive (pay) a variable return equal to the change in the CMBS Investment Grade
Index Return and pay a floating rate based on 1-month USD LIBOR, minus .55% interest
   Broker, Deutsche Bank AG London
   Expires January 2005                                                                     $  8,400,000          --

Bought credit default protection on Weyerhauser Co. and pay 0.73% interest
   Broker, Morgan Stanley Capital Services, Inc.
   Expires September 2008                                                                   $  1,980,000     (29,425)
---------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $  (26,060)
                                                                                                          ==========
---------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES, FUNDS, INC. -- DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                   FACE                                                         INTEREST     MATURITY
                                   AMOUNT                     ISSUE                               RATE*        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 48.4%       $  5,000,000   Blue Ridge Asset Funding Corporation                1.77 %    10/18/2004  $  4,995,797
                                 11,878,000   Blue Ridge Asset Funding Corporation                1.78      10/20/2004    11,866,841
                                  8,825,000   CAFCO, LLC                                          1.58      11/05/2004     8,810,243
                                  5,000,000   CC (USA) Inc. (Centauri)                            1.76      10/19/2004     4,995,600
                                 10,000,000   CC (USA) Inc. (Centauri)                            2.00       3/10/2005     9,907,570
                                 10,000,000   Clipper Receivables Corporation                     1.79      11/08/2004     9,981,105
                                  2,100,000   Clipper Receivables Corporation                     1.80      11/10/2004     2,095,800
                                 14,000,000   Edison Asset Securitization, LLC                    1.50      11/01/2004    13,979,988
                                  5,000,000   FCAR Owner Trust                                    1.57      10/22/2004     4,995,269
                                  5,000,000   FCAR Owner Trust                                    2.00       3/09/2005     4,954,110
                                  3,800,000   General Electric Capital Corporation                1.58      11/05/2004     3,793,737
                                  4,000,000   General Electric Capital Corporation                1.73      11/12/2004     3,991,927
                                  7,313,000   Jupiter Securitization Corporation                  1.59      10/12/2004     7,309,134
                                  7,643,000   Jupiter Securitization Corporation                  1.75      10/18/2004     7,636,684
                                  6,000,000   Kitty Hawk Funding Corporation                      1.53      10/19/2004     5,995,170
                                  4,842,000   Kitty Hawk Funding Corporation                      1.78      10/26/2004     4,836,015
                                  5,474,000   Kitty Hawk Funding Corporation                      1.60      10/27/2004     5,467,437
                                  6,200,000   Morgan Stanley                                      1.78      10/14/2004     6,196,015
                                  2,000,000   Morgan Stanley+                                     1.955     10/28/2004     2,000,000
                                  8,000,000   New Center Asset Trust                              1.76      10/13/2004     7,995,307
                                  7,000,000   New Center Asset Trust                              1.77      10/25/2004     6,991,740
                                  2,600,000   PACCAR Financial Corporation                        1.60      11/01/2004     2,596,283
                                  7,000,000   Sigma Finance Corporation                           2.02       3/22/2005     6,929,804
                                  6,959,000   Variable Funding Capital Corporation                1.75      10/01/2004     6,959,000
                                  6,246,000   White Pine Finance LLC                              1.60      11/08/2004     6,234,792
                                  6,966,000   White Pine Finance LLC                              2.00       3/14/2005     6,899,802
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL COMMERCIAL PAPER
                                              (COST - $168,429,122)                                                      168,415,170
------------------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS+ - 8.8%        5,000,000   Allstate Life Insurance Co.                         1.75      11/01/2004     5,000,000
                                  5,000,000   ING USA Annuity and Life Insurance Company          1.881      7/18/2005     5,000,000
                                  5,000,000   Metropolitan Life Insurance Company                 1.76       4/01/2005     5,000,000
                                 10,500,000   Monumental Life Insurance Company                   1.81       5/23/2005    10,500,000
                                  5,000,000   New York Life Insurance Company                     1.90       5/27/2005     5,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL FUNDING AGREEMENTS
                                              (COST - $30,500,000)                                                        30,500,000
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES+ - 9.3%         8,695,000   General Electric Capital Corporation                1.888     10/17/2005     8,695,000
                                  4,100,000   Goldman Sachs Group, Inc.                           1.75      10/14/2005     4,100,000
                                  1,750,000   MetLife Funding, Inc.                               1.80      10/14/2005     1,750,000
                                  1,500,000   Morgan Stanley                                      1.696     10/04/2005     1,500,000
                                  5,800,000   Morgan Stanley Group, Inc.                          1.88       8/15/2005     5,800,000

MERRILL LYNCH VARIABLE SERIES, FUNDS, INC. -- DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                   FACE                                                         INTEREST     MATURITY
                                   AMOUNT                     ISSUE                               RATE*        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES              $  1,700,000   Morgan Stanley Group, Inc.                          1.85 %    10/27/2005  $  1,700,000
(CONCLUDED)                       2,700,000   The Procter & Gamble Company                        1.83      10/07/2005     2,700,000
                                  6,000,000   Sigma Finance Corporation                           1.815      5/05/2005     5,999,466
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL MEDIUM-TERM NOTES
                                              (COST - $32,244,466)                                                        32,244,466
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY &          1,500,000   Federal National Mortgage Association               7.00       7/15/2005     1,555,109
INSTRUMENTALITY OBLIGATIONS -
 DISCOUNT - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. GOVERNMENT AGENCY &
                                              INSTRUMENTALITY OBLIGATIONS - DISCOUNT
                                               (COST - $1,560,635)                                                         1,555,109
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY &          3,900,000   Federal Farm Credit Banks+                          1.77       2/28/2005     3,899,840
INSTRUMENTALITY OBLIGATIONS -     5,100,000   Federal Farm Credit Banks+                          1.74       2/21/2006     5,098,582
NON-DISCOUNT - 32.2%              1,000,000   Federal Farm Credit Banks+                          1.58       3/08/2006     1,000,000
                                  5,300,000   Federal Home Loan Banks                             2.00      11/15/2004     5,301,222
                                  1,500,000   Federal Home Loan Banks                             1.875      2/15/2005     1,499,837
                                  1,900,000   Federal Home Loan Banks                             4.375      2/15/2005     1,917,307
                                 10,250,000   Federal Home Loan Banks+                            1.90       3/30/2005    10,249,528
                                 11,275,000   Federal Home Loan Banks                             1.625      4/15/2005    11,241,964
                                  1,700,000   Federal Home Loan Banks                             1.42       6/30/2005     1,689,375
                                  2,500,000   Federal Home Loan Banks                             1.75       8/15/2005     2,488,280
                                  4,000,000   Federal Home Loan Banks                             1.50       8/26/2005     3,971,248
                                  1,850,000   Federal Home Loan Mortgage Corporation              3.875      2/15/2005     1,863,440
                                     55,000   Federal Home Loan Mortgage Corporation              1.75       5/15/2005        54,846
                                  2,200,000   Federal Home Loan Mortgage Corporation              4.25       6/15/2005     2,230,809
                                  1,300,000   Federal Home Loan Mortgage Corporation              2.29      10/28/2005     1,298,461
                                  1,300,000   Federal Home Loan Mortgage Corporation              2.41      11/04/2005     1,300,047
                                 11,000,000   Federal National Mortgage Association+              1.75      10/28/2004    10,999,756
                                 10,250,000   Federal National Mortgage Association+              1.51       1/18/2005    10,248,257
                                 10,000,000   Federal National Mortgage Association+              1.751      2/18/2005     9,999,710
                                 10,200,000   Federal National Mortgage Association+              1.81       3/16/2005    10,198,154
                                  3,000,000   Federal National Mortgage Association               1.61       5/13/2005     2,989,686
                                  2,000,000   Federal National Mortgage Association               1.75       5/23/2005     1,994,374
                                  4,050,000   Federal National Mortgage Association               1.875      9/15/2005     4,032,285
                                  5,275,000   Federal National Mortgage Association+              1.74      12/09/2005     5,270,638
                                  1,000,000   Federal National Mortgage Association               3.00       9/20/2006     1,003,437
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. GOVERNMENT AGENCY & INSTRUMENTALITY
                                              OBLIGATIONS - NON-DISCOUNT (COST - $111,950,308)                           111,841,083
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES, FUNDS, INC. -- DOMESTIC MONEY MARKET V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)

------------------------------------------------------------------------------------------------------------------------------------
                                  FACE
                                  AMOUNT                            ISSUE                                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE                     $  3,025,000   UBS Warburg Corp. LLC, purchased on 9/30/2004                             $  3,025,000
AGREEMENTS - 0.9%                             to yield  1.86% to 10/01/2004, repurchase price
                                              $3,025,474, collaterized by Resolution Funding STRIP, due 7/15/2015
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL REPURCHASE AGREEMENTS
                                              (COST - $3,025,000)                                                          3,025,000
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS  (COST - $347,709,531**)  - 100.0%                       347,580,828
                                              OTHER ASSETS LESS LIABILITIES - 0.0%                                            77,234
                                                                                                                        ------------
                                              NET ASSETS - 100.0%                                                       $347,658,062
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. The interest rates on variable rate securities are adjusted periodically based upon appropriate indexes: the interest rates shown are the rates in effect at September 30, 2004.

** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

               Aggregate cost                            $347,709,531
                                                         ============
               Gross unrealized appreciation             $      4,070
               Gross unrealized depreciation                 (132,773)
                                                         ------------
               Net unrealized depreciation               $   (128,703)
                                                         ============

+     Variable rate notes.

        MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                               SHARES
INDUSTRY#                                        HELD                COMMON STOCKS                                     VALUE
-------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 2.2%                           108,400  + Gilead Sciences, Inc. (c)                              $   4,051,992
-------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%                                43,200    Air Products and Chemicals, Inc.                           2,349,216
                                                57,300    Praxair, Inc.                                              2,449,002
                                                                                                                  -------------
                                                                                                                     4,798,218
-------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.9%           72,400  + Monster Worldwide Inc.                                     1,783,936
-------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 7.5%                 38,400  + Avaya Inc.                                                   535,296
                                               404,100  + Cisco Systems, Inc.                                        7,314,210
                                               180,200  + Corning Incorporated                                       1,996,616
                                               756,700  + Lucent Technologies Inc. (c)                               2,398,739
                                               106,300    Motorola, Inc.                                             1,917,652
                                                                                                                  -------------
                                                                                                                    14,162,513
-------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.8%                 168,400    Hewlett-Packard Company                                    3,157,500
                                                75,600  + SanDisk Corporation                                        2,201,472
                                                                                                                  -------------
                                                                                                                     5,358,972
-------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.5%                         54,100    American Express Company                                   2,783,986
-------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 3.0%                     37,200    Emerson Electric Company                                   2,302,308
                                                85,800    Rockwell Automation, Inc.                                  3,320,460
                                                                                                                  -------------
                                                                                                                     5,622,768
-------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.0%       65,400  + Agilent Technologies, Inc.                                 1,410,678
                                                71,300    Tektronix, Inc.                                            2,370,725
                                                                                                                  -------------
                                                                                                                     3,781,403

-------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 5.7%               77,500    Baker Hughes Incorporated (c)                              3,388,300
                                                80,500    Schlumberger Limited                                       5,418,455
                                                56,000  + Transocean Inc.                                            2,003,680
                                                                                                                  -------------
                                                                                                                    10,810,435
-------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                            58,400    McCormick & Company Incorporated                           2,005,456
-------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 9.8%         64,600    Alcon, Inc.                                                5,180,920
                                               113,300  + Boston Scientific Corporation (c)                          4,501,409
                                                40,200    DENTSPLY International Inc.                                2,087,988
                                                93,400    Medtronic, Inc.                                            4,847,460
                                                52,100  + Varian Medical Systems, Inc.                               1,801,097
                                                                                                                  -------------
                                                                                                                    18,418,874
-------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.4%            41,000    Marriott International, Inc. (Class A)                     2,130,360
                                                46,500  + Starbucks Corporation (c)                                  2,113,890
                                                44,700    Starwood Hotels & Resorts Worldwide, Inc.                  2,074,974
                                                                                                                  -------------
                                                                                                                     6,319,224
-------------------------------------------------------------------------------------------------------------------------------

        MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - FUNDAMENTAL GROWTH V.I. FUND

--------------------------------------------------------------------------------

                                                      SHARES
INDUSTRY#                                               HELD     COMMON STOCKS                                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 3.0%                                    67,400     First Data Corporation                                $  2,931,900
                                                      23,000   + Hewitt Associates, Inc. (Class A)                          608,580
                                                      71,300     Paychex, Inc.                                            2,149,695
                                                                                                                        ------------
                                                                                                                          5,690,175
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 11.0%                     107,300     3M Co.                                                   8,580,781
                                                     364,400     General Electric Company                                12,236,552
                                                                                                                        ------------
                                                                                                                         20,817,333
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 2.1%                      25,000    +eBay Inc.                                                2,298,500
                                                      74,200    +IAC/InterActiveCorp                                      1,633,884
                                                                                                                        ------------
                                                                                                                          3,932,384
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.1%                   59,500    +Yahoo! Inc.                                              2,017,645
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.2%                                      34,800     Cummins Inc.                                             2,571,372
                                                      34,600     Eaton Corporation                                        2,193,986
                                                      46,300     PACCAR  Inc. (c)                                         3,200,256
                                                                                                                        ------------
                                                                                                                          7,965,614

------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.2%                                53,000     Freeport-McMoRan Copper & Gold, Inc. (Class B) (c)       2,146,500
                                                      22,400     Phelps Dodge Corporation                                 2,061,472
                                                                                                                        ------------
                                                                                                                          4,207,972
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.0%                             42,000     Canon, Inc.                                              1,973,960
------------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 5.6%                                      61,500     Apache Corporation                                       3,081,765
                                                      49,100     Devon Energy Corporation                                 3,486,591
                                                      35,900     Occidental Petroleum Corporation                         2,007,887
                                                      56,400     Pioneer Natural Resources Company                        1,944,672
                                                                                                                        ------------
                                                                                                                         10,520,915
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.8%                                73,900    +Forest Laboratories, Inc.                                3,324,022
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 6.6%       51,000     Analog Devices, Inc.                                     1,977,780
                                                     361,400     Intel Corporation                                        7,249,684
                                                     152,500     Texas Instruments Incorporated                           3,245,200
                                                                                                                        ------------
                                                                                                                         12,472,664
------------------------------------------------------------------------------------------------------------------------------------
Software - 9.6%                                       41,900     Adobe Systems Incorporated                               2,072,793
                                                      43,600    +Electronic Arts Inc. (c)                                 2,005,164
                                                     368,900     Microsoft Corporation                                   10,200,085
                                                     344,600    +Oracle Corporation                                       3,887,088
                                                                                                                        ------------
                                                                                                                         18,165,130
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.7%                               46,100     Best Buy Co., Inc. (c)                                   2,500,464
                                                      37,700     Lowe's Companies, Inc.                                   2,048,995
                                                      56,300    +Rent A Center Inc.                                       1,455,918
                                                      95,800     Staples, Inc.                                            2,856,756
                                                                                                                        ------------
                                                                                                                          8,862,133
------------------------------------------------------------------------------------------------------------------------------------

        MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)
--------------------------------------------------------------------------------

                                               SHARES
INDUSTRY#                                        HELD      COMMON STOCKS                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.5%         47,100    +Coach, Inc.                                          $  1,997,982
                                                34,900     Nike, Inc. (Class B)                                    2,750,120
                                                                                                                -------------
                                                                                                                   4,748,102
-----------------------------------------------------------------------------------------------------------------------------
                                                           TOTAL COMMON STOCKS
                                                                (COST - $174,219,523) - 97.8%                    184,595,826
-----------------------------------------------------------------------------------------------------------------------------
                                            BENEFICIAL
                                              INTEREST     SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
                                           $ 3,821,998     Merrill Lynch Liquidity Series, LLC Cash
                                                                Sweep Series I (a)                                 3,821,998
                                            13,733,200     Merrill Lynch Liquidity Series, LLC Money
                                                                Market Series (a)(b)                              13,733,200
-----------------------------------------------------------------------------------------------------------------------------
                                                           TOTAL SHORT-TERM SECURITIES
                                                                (COST - $17,555,198) - 9.3%                       17,555,198
-----------------------------------------------------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS  (COST - $191,774,721*)  - 107.1%                   202,151,024
                                           LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1%)                        (13,447,984)
                                                                                                                -------------
                                           NET ASSETS - 100.0%                                                  $188,703,040
                                                                                                                =============
-----------------------------------------------------------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                         NET            INTEREST/
         AFFILIATE                                    ACTIVITY      DIVIDEND INCOME
         --------------------------------------------------------------------------
         Merrill Lynch Liquidity Series, LLC
           Cash Sweep Series I                       $ (7,301,551)      $ 60,728
         Merrill Lynch Liquidity Series, LLC
           Money Market Series                       $  8,093,051       $  5,094
         Merrill Lynch Premier Institutional Fund      (1,880,051)      $    944
         --------------------------------------------------------------------------

(b)      Security was purchased with the cash proceeds from securities loans.

(c)      Security, or a portion of security, is on loan.

 * The cost and unrealized appreciation/depreciation on investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

         Aggregate cost                              $ 193,401,557
                                                     ==============
         Gross unrealized appreciation               $  18,697,893
         Gross unrealized depreciation                  (9,948,426)
                                                     --------------
         Net unrealized appreciation                 $   8,749,467
                                                     ==============

+        Non-income producing security.

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and / or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

             MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004               (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA          INDUSTRY*                                        SHARES HELD    COMMON STOCK                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.1%         Oil & Gas - 0.1%                                       3,700    Ship Finance International
                                                                                       Limited                           $    74,370
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN BERMUDA          74,370
------------------------------------------------------------------------------------------------------------------------------------
Canada - 4.2%          Metals & Mining - 1.1%                                 4,600    Cameco Corporation                    364,751
                                                                             31,700    Teck Cominco Limited 'B'              681,567
                                                                                                                         -----------
                                                                                                                           1,046,318
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 3.1%                                      50,000    Suncor Energy, Inc.                 1,596,144
                                                                             61,700    TransCanada Corporation             1,348,034
                                                                                                                         -----------
                                                                                                                           2,944,178
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN CANADA        3,990,496
------------------------------------------------------------------------------------------------------------------------------------
United States - 47.5%  Biotechnology - 2.2%                                  55,200  + Gilead Sciences, Inc.               2,063,376
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 1.3%                                      10,600    Air Products and Chemicals, Inc.      576,428
                                                                             14,600    Praxair, Inc.                         624,004
                                                                                                                         -----------
                                                                                                                           1,200,432
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Services & Supplies - 0.5%                 18,200  + Monster Worldwide Inc.                448,448
                       -------------------------------------------------------------------------------------------------------------
                       Communications Equipment - 3.4%                       18,200  + Avaya Inc.                            253,708
                                                                             55,700  + Cisco Systems, Inc.                 1,008,170
                                                                            330,000  + Lucent Technologies Inc.            1,046,100
                                                                             51,000    Motorola, Inc.                        920,040
                                                                                                                         -----------
                                                                                                                           3,228,018
                       -------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 2.5%                        74,100    Hewlett-Packard Company             1,389,375
                                                                             32,300  + SanDisk Corporation                   940,576
                                                                                                                         -----------
                                                                                                                           2,329,951
                       -------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 1.0%                           24,600    Rockwell Automation, Inc.             952,020
                       -------------------------------------------------------------------------------------------------------------
                       Electronic Equipment & Instruments - 1.0%             31,900  + Agilent Technologies, Inc.            688,083
                                                                              7,800    Tektronix, Inc.                       259,350
                                                                                                                         -----------
                                                                                                                             947,433
                       -------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Service - 3.6%                      4,500  + Cooper Cameron Corporation            246,780
                                                                              9,300    Diamond Offshore Drilling, Inc.       306,807
                                                                             13,000  + Grant Prideco, Inc.                   266,370
                                                                              7,200  + National-Oilwell, Inc.                236,592
                                                                             19,800    Schlumberger Limited                1,332,738
                                                                              4,200  + Smith International, Inc.             255,066
                                                                             22,200  + Transocean Inc.                       794,316
                                                                                                                         -----------
                                                                                                                           3,438,669
                       -------------------------------------------------------------------------------------------------------------
                       Food Products - 0.4%                                  10,000    McCormick & Company Incorporated      343,400
                       -------------------------------------------------------------------------------------------------------------
                       Health Care Equipment & Supplies - 3.4%               29,700  + Boston Scientific Corporation       1,179,981
                                                                             21,800    Medtronic, Inc.                     1,131,420
                                                                             25,200  + Varian Medical Systems, Inc.          871,164
                                                                                                                         -----------
                                                                                                                           3,182,565
                       -------------------------------------------------------------------------------------------------------------
                       Hotels, Restaurants & Leisure - 1.5%                  13,200    Station Casinos, Inc.                 647,328
                                                                             15,800  + Wynn Resorts, Limited                 816,702
                                                                                                                         -----------
                                                                                                                           1,464,030
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 6.4%                       44,200    3M Co.                              3,534,674
                                                                             74,300    General Electric Company            2,494,994
                                                                                                                         -----------
                                                                                                                           6,029,668

                       -------------------------------------------------------------------------------------------------------------
                       Internet & Catalog Retail - 1.2%                      12,200  + eBay Inc.                           1,121,668
                       -------------------------------------------------------------------------------------------------------------
                       Internet Software & Services - 0.5%                   13,600  + Yahoo! Inc.                           461,176
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 2.5%                                      10,500    Cummins Inc.                          775,845
                                                                             22,300    PACCAR  Inc.                        1,541,376
                                                                                                                         -----------
                                                                                                                           2,317,221
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.5%                                 9,700    Freeport-McMoRan Copper & Gold,
                                                                                       Inc. (Class B)                        392,850
                                                                             10,900    Phelps Dodge Corporation            1,003,127
                                                                                                                         -----------
                                                                                                                           1,395,977
                       -------------------------------------------------------------------------------------------------------------

             MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA
(CONCLUDED)            INDUSTRY*                                        SHARES HELD    COMMON STOCK                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
United States          Oil & Gas - 5.5%                                       5,600    Apache Corporation                $   280,616
(concluded)                                                                  56,500    Chesapeake Energy Corporation         894,395
                                                                              4,300    Devon Energy Corporation              305,343
                                                                             10,600    Frontline Limited                     500,214
                                                                             22,000    Occidental Petroleum Corporation    1,230,460
                                                                             13,500    Pioneer Natural Resources
                                                                                       Company                               465,480
                                                                             49,000    Sasol Limited (Sponsored ADR)(b)      917,280
                                                                              7,000    Teekay Shipping Corporation           301,630
                                                                             11,200    XTO Energy, Inc.                      363,776
                                                                                                                         -----------
                                                                                                                           5,259,194
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 0.8%                                16,900  + Forest Laboratories, Inc.             760,162
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor Equipment - 1.6%       44,500    Intel Corporation                     892,670
                                                                             31,500    Texas Instruments Incorporated        670,320
                                                                                                                         -----------
                                                                                                                           1,562,990
                       -------------------------------------------------------------------------------------------------------------
                       Software - 4.9%                                       20,100    Adobe Systems Incorporated            994,347
                                                                             20,800  + Electronic Arts Inc.                  956,592
                                                                             85,000    Microsoft Corporation               2,350,250
                                                                             38,000  + Oracle Corporation                    428,640
                                                                                                                         -----------
                                                                                                                           4,729,829
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 1.8%                               22,400    Best Buy Co., Inc.                  1,214,976
                                                                              8,900    Lowe's Companies, Inc.                483,715
                                                                                                                         -----------
                                                                                                                           1,698,691
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN THE UNITED
                                                                                       STATES                             44,934,918
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN NORTH
                                                                                       AMERICA - 51.8%                    48,999,784
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN
------------------------------------------------------------------------------------------------------------------------------------
Australia - 8.0%       Airlines - 1.3%                                      476,300    Qantas Airways Limited              1,190,277
                       -------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 0.6%                               40,200    Australia and New Zealand
                                                                                       Banking Group Ltd.                    553,841
                       -------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.7%                       29,600    Wesfarmers Limited                    686,104
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.6%                                          71,600    The News Corporation Limited          591,762
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 3.6%                               232,400    Alumina Limited                       946,065
                                                                            142,000    BHP Billiton Limited                1,477,037
                                                                            242,900    WMC Resources Limited                 943,063
                                                                                                                         -----------
                                                                                                                           3,366,165
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.6%                              245,800    Harvey Norman Holdings Limited        525,233
                       -------------------------------------------------------------------------------------------------------------
                       Road & Rail - 0.6%                                    73,900    Toll Holdings Limited                 619,336
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN AUSTRALIA     7,532,718
------------------------------------------------------------------------------------------------------------------------------------
China - 1.8%           Internet Software & Services - 0.2%                    7,400  + SINA.com                              188,626
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.6%                             1,417,800    Aluminum Corporation of China
                                                                                       Limited                               918,164
                                                                            487,200    Yanzhou Coal Mining Co. Ltd. 'H'      631,019
                                                                                                                         -----------
                                                                                                                           1,549,183
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN CHINA         1,737,809
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 4.7%       Airlines - 1.3%                                      700,300    Cathay Pacific Airways              1,198,890
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.7%                        264,700    Cheung Kong Infrastructure
                                                                                       Holdings Limited                      683,979
                       -------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.7%                            338,000    Techtronic Industries Company
                                                                                       Limited                               665,333
                       -------------------------------------------------------------------------------------------------------------
                       Marine - 0.5%                                        551,400    China Shipping Development
                                                                                       Company Limited 'H'                   470,221
                       -------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.6%                              116,000    Esprit Holdings Limited               589,070
                       -------------------------------------------------------------------------------------------------------------
                       Transportation Infrastructure - 0.9%                 266,700    China Merchants Holdings
                                                                                       International Company Limited         401,860
                                                                            268,300    Cosco Pacific Limited                 447,279
                                                                                                                         -----------
                                                                                                                             849,139
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN HONG KONG     4,456,632
------------------------------------------------------------------------------------------------------------------------------------
India - 0.8%           Automobiles - 0.3%                                    25,000    Hero Honda Motors Ltd.                243,424
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 0.2%                     11,000    Larsen & Toubro Ltd.                  204,349
                       -------------------------------------------------------------------------------------------------------------
                       Construction Materials - 0.0%                          3,445    Ultratech Cemco Ltd.                   19,895
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.3%                                48,000    Tata Iron and Steel Company Ltd.      301,513
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN INDIA           769,181
------------------------------------------------------------------------------------------------------------------------------------

             MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN
(CONCLUDED)            INDUSTRY*                                        SHARES HELD  COMMON STOCK                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
Japan - 1.6%           Metals & Mining - 0.7%                                22,500    JFE Holdings, Inc.                $   641,020
                       -------------------------------------------------------------------------------------------------------------
                       Office Electronics - 0.9%                             18,000    Canon, Inc.                           845,983
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN JAPAN         1,487,003
------------------------------------------------------------------------------------------------------------------------------------
South Korea - 7.7%     Automobiles - 1.7%                                    35,100    Hyundai Motor Company Ltd.          1,618,593
                       -------------------------------------------------------------------------------------------------------------
                       Chemicals - 0.3%                                       7,100    LG Chem, Ltd.                         269,449
                       -------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication Services - 0.4%         12,800    KT Corporation                        414,069
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.3%                                      22,600  + Daewoo Shipbuilding & Marine
                                                                                       Engineering Co., Ltd.                 328,745
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.8%                                 4,800    POSCO                                 714,894
                       -------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.6%                                2,000    Shinsegae Co., Ltd.                   532,349
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.2%                                      23,200    S-Oil Corporation                   1,152,445
                       -------------------------------------------------------------------------------------------------------------
                       Semiconductors & Semiconductor Equipment - 2.4%        5,700    Samsung Electronics                 2,267,130
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN SOUTH
                                                                                       KOREA                               7,297,674
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN THE
                                                                                       PACIFIC BASIN - 24.6%              23,281,017
------------------------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.5%         Marine - 1.5%                                            190    A P Moller - Maersk A/S             1,455,538
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN DENMARK       1,455,538
------------------------------------------------------------------------------------------------------------------------------------
France - 1.7%          Energy Equipment & Service - 0.7%                      4,283    Compagnie Francaise d'Etudes et
                                                                                       de Construction (Technip SA)          691,533
                       -------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 1.0%                                13,000    Sanofi-Aventis                        942,926
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN FRANCE        1,634,459
------------------------------------------------------------------------------------------------------------------------------------
Germany - 2.1%         Industrial Conglomerates - 1.3%                       16,700    Siemens AG                          1,228,098
                       -------------------------------------------------------------------------------------------------------------
                       Software - 0.3%                                        1,600    SAP AG (Systeme, Anwendungen,
                                                                                       Produkte in der
                                                                                       Datenverarbeitung)                    248,599
                       -------------------------------------------------------------------------------------------------------------
                       Textiles, Apparel & Luxury Goods - 0.5%                2,000    Puma AG Rudolf Dassler Sport          535,848
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN GERMANY       2,012,545
------------------------------------------------------------------------------------------------------------------------------------
Norway - 1.6%          Oil & Gas - 1.6%                                      11,500    Frontline Limited                     538,996
                                                                             68,000    Statoil ASA                           974,820
                                                                                                                         -----------
                                                                                                                           1,513,816
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN NORWAY        1,513,816
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.1%           Commercial Banks - 1.8%                               29,900    Banco Popular Espanol SA            1,661,456
                       -------------------------------------------------------------------------------------------------------------
                       Construction & Engineering - 1.3%                     67,491    ACS, Actividades de Construccion
                                                                                       y Servicios, SA                     1,229,695
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN SPAIN         2,891,151
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.2%          Communications Equipment - 0.5%                      170,000    +Telefonaktiebolaget LM Ericsson
                                                                                       AB 'B'                                527,733
                       -------------------------------------------------------------------------------------------------------------
                       Machinery - 0.7%                                      16,400    SKF AB 'B'                            622,868
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN SWEDEN        1,150,601
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.9%     Health Care Equipment & Supplies - 1.3%               15,000    Alcon, Inc.                         1,203,000
                       -------------------------------------------------------------------------------------------------------------
                       Medical - 0.6%                                         5,000    +Synthes, Inc.                        544,566
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN
                                                                                       SWITZERLAND                         1,747,566
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 3.9%  Household Products - 0.7%                             28,900    Reckitt Benckiser PLC                 708,087
                       -------------------------------------------------------------------------------------------------------------
                       Media - 0.7%                                          77,500    British Sky Broadcasting Group
                                                                                       PLC ("BSkyB")                         672,100
                       -------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.1%                                39,200    Rio Tinto PLC (Registered
                                                                                       Shares)                             1,054,084
                       -------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.4%                                     191,700    BG Group PLC                        1,286,964
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN THE UNITED
                                                                                       KINGDOM                             3,721,235
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL COMMON STOCK IN WESTERN
                                                                                       EUROPE - 17.0%                     16,126,911
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL INVESTMENTS IN COMMON
                                                                                       STOCK (COST - $78,074,630) -
                                                                                       93.4%                              88,407,712
                       -------------------------------------------------------------------------------------------------------------

             MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)   (IN U.S. DOLLARS)

------------------------------------------------------------------------------------------------------------------------------------
WESTERN EUROPE         INDUSTRY                                         SHARES HELD    PREFERRED STOCK
------------------------------------------------------------------------------------------------------------------------------------
Germany - 2.8%         Automobiles - 2.8%                                     4,026    Porsche AG                        $ 2,616,003
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL INVESTMENTS IN PREFERRED
                                                                                       STOCK
                                                                                       (COST - $1,839,141) - 2.8%          2,616,003
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                         BENEFICIAL
                                                                           INTEREST    SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                        $ 3,471,062    Merrill Lynch Liquidity Series,
                                                                                       LLC Cash Sweep Series I(a)          3,471,062
                       -------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL INVESTMENTS IN SHORT-TERM
                                                                                       SECURITIES                          3,471,062
                                                                                       (COST - $3,471,062) - 3.7%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       TOTAL INVESTMENTS (COST -
                                                                                       $83,384,833**)  - 99.9%            94,494,777
                                                                                       OTHER ASSETS LESS LIABILITIES
                                                                                       - 0.1%                                 78,475
                                                                                                                         -----------
                                                                                       NET ASSETS - 100.0%               $94,573,252
                                                                                                                         ===========

      * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

      ** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                    Aggregate cost                                  $ 83,459,362
                                                                    ============
                    Gross unrealized appreciation                   $ 14,513,379
                    Gross unrealized depreciation                     (3,477,964)
                                                                    ------------
                    Net unrealized appreciation                     $ 11,035,415
                                                                    ============

      (a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                       INTEREST/
                                                                NET     DIVIDEND
            AFFILIATE                                      ACTIVITY       INCOME
            --------------------------------------------------------------------
            Merrill Lynch Liquidity Series, LLC
            Cash Sweep Series I                        $ (3,425,334)    $ 31,505
            Merrill Lynch Liquidity Series, LLC
            Money Market Series                        $   (281,249)    $  1,957
            Merrill Lynch Premier Institutional Fund        (93,751)    $    647
            --------------------------------------------------------------------

      (b)   American Depositary Receipts (ADR).

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                  (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Australia - 1.1%      Food Products - 0.0%                  494,000   + Burns, Philp & Company Limited                   $   250,480
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 1.0%                259,000     BHP Billiton Limited                               2,694,032
                                                             77,000     Rio Tinto Limited                                  2,117,775
                                                            259,000     WMC Resources Limited                              1,005,572
                                                                                                                         -----------
                                                                                                                           5,817,379
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.1%                       25,000     Woodside Petroleum Limited                           353,121
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN AUSTRALIA                    6,420,980
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM - 0.1%        DIVERSIFIED TELECOMMUNICATION          14,753   + Belgacom SA                                          528,442
                      SERVICES - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN BELGIUM                        528,442
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.8%         BEVERAGES - 0.1%                       18,469     Companhia de Bebidas das Americas (ADR)*             413,706
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.3%                 23,040     Companhia Siderurgica Nacional (ADR)*                357,811
                                                              7,500     Companhia Vale do Rio Doce (ADR)*                    168,525
                                                             68,520   + Companhia Vale do Rio Doce (Sponsored ADR)*        1,319,010
                                                                                                                         -----------
                                                                                                                           1,845,346
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.3%                       49,100     Petroleo Brasileiro SA - Petrobras (ADR)*          1,730,775
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.1%          8,100     Votorantim Celulose e Papel SA (ADR)*                279,855
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN BRAZIL                       4,269,682
------------------------------------------------------------------------------------------------------------------------------------
CANADA - 0.8%         COMMUNICATIONS                        564,428   + Nortel Networks Corporation                        1,919,055
                      EQUIPMENT - 0.3%
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.3%                 78,500     Placer Dome Inc.                                   1,560,580
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.1%                        9,100     Petro-Canada                                         472,707
                                                              3,200     Talisman Energy Inc.                                  82,911
                                                                                                                         -----------
                                                                                                                            555,618
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.1%                      6,000     CP Railway Limited                                   154,984
                                                             13,800     CP Railway Limited (USD)                             355,764
                                                                                                                         -----------
                                                                                                                             510,748
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN CANADA                       4,546,001
------------------------------------------------------------------------------------------------------------------------------------
CHILE - 0.1%          ELECTRIC UTILITIES - 0.1%              18,300     Empresa Nacional de Electricidad SA (Endesa)
                                                                        (ADR)*                                               286,944
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN CHILE                          286,944
------------------------------------------------------------------------------------------------------------------------------------
CHINA - 0.1%          AUTOMOBILES - 0.0%                    514,000     Denway Motors Limited                                171,376
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.1%                        7,200   + China Life Insurance Co., Limited (ADR)*             183,744
                                                             86,000   + Ping An Insurance (Group) Company of China
                                                                        Limted                                               126,275
                                                                                                                         -----------
                                                                                                                             310,019
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION                        160,000     Hainan Meilan Airport Company Limited 'H'            132,341
                      INFRASTRUCTURE - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN CHINA                          613,736
------------------------------------------------------------------------------------------------------------------------------------
CZECH REPUBLIC - 0.0% COMMERCIAL BANKS - 0.0%                 6,400     Komercni Banka AS (GDR)**                            237,222
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN CZECH REPUBLIC                 237,222
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINLAND - 0.2%        COMMUNICATIONS                         48,600     Nokia Oyj 'A' (ADR)*                                 666,792
                      EQUIPMENT - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.1%         38,398     Stora Enso Oyj 'R'                                   518,871
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN FINLAND                      1,185,663
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 1.1%         AUTOMOBILES - 0.1%                      9,924     PSA Peugeot Citroen                                  611,350
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.2%                17,037     BNP Paribas SA                                     1,100,318
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION &                          5,095     Vinci SA                                             586,288
                      ENGINEERING - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.1%           5,280     Lafarge SA (Ordinary)                                461,994
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION          21,177     France Telecom SA                                    527,615
                      SERVICES - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.1%   11,120     Accor SA                                             433,390
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.0%                        7,766     Axa                                                  157,123
                      --------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                               HELD       COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
FRANCE                METALS & MINING - 0.1%                 30,878     Arcelor                                          $   570,655
                      --------------------------------------------------------------------------------------------------------------
(CONCLUDED)           OIL & GAS - 0.3%                        7,525     TotalFinaElf SA                                    1,532,752
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN FRANCE                    5,981,485
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 0.9%        AIR FREIGHT & LOGISTICS - 0.1%         24,446     Deutsche Post AG (Registered Shares)                 474,557
                      --------------------------------------------------------------------------------------------------------------
                      AUTO COMPONENTS - 0.1%                  8,248     Continental AG                                       448,381
                      --------------------------------------------------------------------------------------------------------------
                      AUTOMOBILES - 0.0%                      9,563     Bayerische Motoren Werke (BMW) AG                    393,137
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.1%                        7,337     Linde AG                                             422,823
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.1%      24,244     Hochtief AG                                          597,704
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL SERVICES - 0.1%   8,435     Deutsche Boerse AG                                   426,594
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 0.1%                        33,061   + Deutsche Telekom AG (Registered Shares)              613,463
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.2%              13,950     E.On AG                                            1,029,158
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY
                      GOODS - 0.1%                            3,779     Adidas-Salomon  AG                                   527,317
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN GERMANY                   4,933,134
------------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.5%      COMMERCIAL BANKS - 0.2%                70,400     HSBC Holdings PLC                                  1,119,459
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.3%       187,380     Hutchison Whampoa Limited                          1,465,774
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN HONG KONG                 2,585,233
------------------------------------------------------------------------------------------------------------------------------------
HUNGARY - 0.1%        COMMERCIAL BANKS - 0.1%                 8,300     OTP Bank Rt. (GDR)**                                 371,421
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 0.0%                        11,350     Magyar Tavkozlesi Rt (ADR)*                          236,263
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN HUNGARY                     607,684
------------------------------------------------------------------------------------------------------------------------------------
INDIA - 2.2%          AUTOMOBILES - 0.2%                     34,000     Bajaj Auto Limited                                   757,350
                                                             12,000     Tata Motors Limited                                  105,222
                                                                                                                         -----------
                                                                                                                             862,572
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.1%                19,200     ICICI Bank Limited (ADR)*                            264,960
                                                             33,900     Oriental Bank of Commerce                            177,975
                                                             34,450     State Bank of India                                  350,641
                                                                                                                         -----------
                                                                                                                             793,576
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.1%          80,346   + Gujarat Ambuja Cements Limited                       589,670
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 0.1%                       205,000     Mahanagar Telephone Nigam Ltd.                       629,484
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD PRODUCTS - 0.1%             300,000     Hindustan Lever Ltd.                                 818,152
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.4%                     69,276     Infosys Technologies Limited                       2,552,971
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.8%                      391,000     Reliance Industries Ltd.                           4,404,700
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.1%                 22,800     Ranbaxy Laboratories Limited                         540,583
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.1%                     27,000     Container Corporation Of India Limited               429,065
                      --------------------------------------------------------------------------------------------------------------
                      THRIFTS & MORTGAGE FINANCE - 0.2%      80,000     Housing Development Finance Corporation
                                                                        Ltd. (HDFC)                                        1,061,739
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN INDIA                    12,682,512
------------------------------------------------------------------------------------------------------------------------------------
INDONESIA - 0.1%      COMMERCIAL BANKS - 0.1%               643,000     PT Bank Danamon Indonesia Tbk                        261,482
                                                          1,679,000     PT Bank Mandiri                                      265,781
                                                                                                                         -----------
                                                                                                                             527,263
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.0%                1,751,900     PT Indofood Sukses Makmur Tbk                        129,097
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN INDONESIA                   656,360
------------------------------------------------------------------------------------------------------------------------------------
IRELAND - 0.1%        COMMERICAL BANKS - 0.1%                51,289     Bank of Ireland                                      690,518
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN IRELAND                     690,518
------------------------------------------------------------------------------------------------------------------------------------
ISRAEL - 0.4%         COMMUNICATIONS EQUIPMENT - 0.3%       198,000   + ECI Telecom Limited (U.S. Registered Shares)       1,384,020
                                                              8,738   + ECtel Ltd.                                            19,136
                                                                                                                         -----------
                                                                                                                           1,403,156
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.0%        41,500     Clal Industries Ltd.                                 179,710
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.1%                 17,476     Teva Pharmaceutical Industries Ltd. (ADR)*           453,502
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN ISRAEL                    2,036,368
------------------------------------------------------------------------------------------------------------------------------------
ITALY - 0.9%          COMMERCIAL BANKS - 0.3%               189,067     Capitalia SpA                                        694,836
                                                            271,246     Intesa BCI SpA                                     1,029,865
                                                                                                                         -----------
                                                                                                                           1,724,701
                      --------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
ITALY                 DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 0.1%                       268,303     Telecom Italia SpA                               $   828,416
                      --------------------------------------------------------------------------------------------------------------
(CONCLUDED)           ELECTRIC UTILITIES - 0.1%              77,042     Enel SpA                                             629,615
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.1%                       19,011     Fondiaria - SAI SpA                                  429,024
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.3%                       72,211     ENI SpA                                            1,618,564
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN ITALY                        5,230,320
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 6.2%          AUTO COMPONENTS - 0.1%                 24,500     Toyota Industries Corportion                         556,843
                      --------------------------------------------------------------------------------------------------------------
                      AUTOMOBILES - 0.4%                    122,000     Fuji Heavy Industries, Ltd.                          616,559
                                                             10,900     Honda Motor Co., Ltd.                                528,113
                                                             85,000     Suzuki Motor Corporation                           1,390,509
                                                                                                                         -----------
                                                                                                                           2,535,181
                      --------------------------------------------------------------------------------------------------------------
                      BEVERAGES - 0.1%                       30,000     Coca-Cola West Japan Company Limited                 729,483
                                                             13,000     Kinki Coca-Cola Bottling Co., Ltd.                   117,008
                                                                                                                         -----------
                                                                                                                             846,491
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.5%                       79,000     Asahi Chemical Industry Co., Ltd.                    341,188
                                                             71,000     Shin-Etsu Chemical Co., Ltd.                       2,551,014
                                                                                                                         -----------
                                                                                                                           2,892,202
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.1%                85,714   + The Bank of Yokohama, Ltd.                           460,397
                                                             43,900     Shinsei Bank, Ltd.                                   266,073
                                                                                                                         -----------
                                                                                                                             726,470
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING - 0.2%     117,000     JGC Corporation                                    1,190,010
                      --------------------------------------------------------------------------------------------------------------
                      CONSUMER FINANCE - 0.2%                36,000     Credit Saison Co., Ltd.                            1,107,290
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRONIC EQUIPMENT &
                      INSTRUMENTS - 0.3%                     33,000     Murata Manufacturing Co., Ltd.                     1,586,898
                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.2%        35,300     Ito-Yokado Co., Ltd.                               1,210,670
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.1%                   50,000     Ajinomoto Co., Inc.                                  571,610
                      --------------------------------------------------------------------------------------------------------------
                      GAS UTILITIES - 0.2%                  258,000     Tokyo Gas Co.                                        915,284
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD PRODUCTS - 0.0%              26,300     Rohto Pharmaceutical Co., Ltd.                       267,498
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 2.6%                      495,000     Aioi Insurance Company, Limited                    1,976,138
                                                                445     Millea Holdings, Inc.                              5,733,339
                                                            613,000     Mitsui Sumitomo Insurance Company, Limited         5,055,727
                                                            308,000     NIPPONKOA Insurance Company, Limited               1,724,230
                                                                                                                         -----------
                                                                                                                          14,489,434
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.2%                       13,000     Fanuc Ltd.                                           684,117
                                                            130,000     Kubota Corporation                                   613,347
                                                                                                                         -----------
                                                                                                                           1,297,464
                      --------------------------------------------------------------------------------------------------------------
                      OFFICE ELECTRONICS - 0.4%              45,000     Canon, Inc.                                        2,114,957
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.4%                 12,000     Kyorin Pharmaceutical Co., Ltd.                      175,185
                                                             43,500     Takeda Pharmaceutical Company Limited              1,973,416
                                                                                                                         -----------
                                                                                                                           2,148,601
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.1%                        253     Marco Polo Investment Holdings Limited               354,406
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION
                      SERVICES - 0.1%                           335     NTT DoCoMo, Inc.                                     568,389
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN JAPAN                       35,379,698
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.1%       FOOD PRODUCTS - 0.0%                   94,000     IOI Corporation Berhad                               231,290
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS &
                      LEISURE - 0.1%                        136,400     Resorts World Berhad                                 358,947
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.0%                           25   + Crest Petroleum Berhad                                     8
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN MALAYSIA                       590,245
------------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0.4%         BEVERAGES - 0.1%                       13,300     Fomento Economico Mexicano, SA de CV (ADR)*          587,594
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.0%           9,363     Cemex SA de CV (ADR)*                                263,475
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.3%                           28,026     Grupo Televisa, SA (ADR)*                          1,477,811
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN MEXICO                       2,328,880
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 0.8%    COMMERCIAL SERVICES &
                      SUPPLIES - 0.1%                        44,100     Buhrmann NV                                          332,467
                                                             28,440     Vedior NV 'A'                                        439,765
                                                                                                                         -----------
                                                                                                                             772,232
                      --------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS           CONSTRUCTION & ENGINEERING - 0.0%       9,923     Imtech NV                                        $   262,509
                      --------------------------------------------------------------------------------------------------------------
(CONCLUDED)           DIVERSIFIED FINANCIAL
                      SERVICES - 0.1%                        30,600     ING Groep NV                                         772,266
                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.1%        54,650   + Koninklijke Ahold NV                                 348,879
                                                             30,152     Koninklijke Ahold NV (ADR)*(l)                       192,671
                                                                                                                         -----------
                                                                                                                             541,550
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.1%              17,352     Koninklijke (Royal) Philips Electronics NV           397,404
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.4%                       25,625     Royal Dutch Petroleum Company                      1,319,835
                                                             13,000     Royal Dutch Petroleum Company
                                                                        (NY Registered Shares)                               670,800
                                                                                                                         -----------
                                                                                                                           1,990,635
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN THE NETHERLANDS              4,736,596
------------------------------------------------------------------------------------------------------------------------------------
NORWAY - 0.1%         COMMERCIAL BANKS - 0.1%                63,915     DNB Holding ASA                                      505,604
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN NORWAY                         505,604
------------------------------------------------------------------------------------------------------------------------------------
PORTUGAL - 0.1%       ELECTRIC UTILITIES - 0.1%             167,792     Electricidade de Portugal, SA (EDP)                  489,735
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN PORTUGAL                       489,735
------------------------------------------------------------------------------------------------------------------------------------
RUSSIA - 0.0%         OIL & GAS - 0.0%                       12,500     YUKOS (ADR)*                                         200,500
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN RUSSIA                         200,500
------------------------------------------------------------------------------------------------------------------------------------
SINGAPORE - 0.7%      BEVERAGES - 0.1%                       78,000     Fraser & Neave Limited                               643,977
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.1%                52,000     Oversea-Chinese Banking Corporation Ltd.             432,407
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS &
                      SERVICES - 0.1%                       467,000     Parkway Holdings Limited                             368,918
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.2%       292,000     Keppel Corporation Ltd.                            1,370,159
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.1%                    450,000     Keppel Land Limited                                  507,840
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE
                      - 0.1%                                555,000     SembCorp Logistics Limited                           748,307
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN SINGAPORE                    4,071,608
------------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA - 0.1%   OIL & GAS - 0.1%                       18,704     Sasol Limited                                        348,082
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.0%         18,700     Sappi Limited (ADR)*                                 267,784
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN SOUTH AFRICA                   615,866
------------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 2.1%    CHEMICALS - 0.1%                       45,100     Samsung Fine Chemicals Co., Ltd.                     607,078
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.2%                18,579     Kookmin Bank                                         588,106
                                                             65,000     Pusan Bank                                           392,314
                                                                                                                         -----------
                                                                                                                             980,420
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 0.4%                       140,000     KT Corporation (ADR)*                              2,529,800
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.1%              45,000     Korea Electric Power Corporation                     849,978
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.2%                   16,000     Cheil Jedang Corporation                             861,485
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.6%                  4,087     POSCO                                                608,702
                                                             80,000     POSCO (ADR)*                                       3,028,000
                                                                                                                         -----------
                                                                                                                           3,636,702
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY
                      GOODS - 0.1%                           21,353     Cheil Industries Inc.                                318,023
                      --------------------------------------------------------------------------------------------------------------
                      TOBACCO - 0.3%                         65,000     KT&G Corporation                                   1,718,845
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION
                      SERVICES - 0.1%                         1,300     SK Telecom Co., Ltd.                                 198,133
                                                             24,600     SK Telecom Co., Ltd. (ADR)*                          478,470
                                                                                                                         -----------
                                                                                                                             676,603
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN SOUTH KOREA                 12,178,934
------------------------------------------------------------------------------------------------------------------------------------
SPAIN - 0.2%          COMMERCIAL BANKS - 0.1%                29,284     Banco Bilbao Vizcaya, SA                             402,988
                      --------------------------------------------------------------------------------------------------------------
                      TOBACCO - 0.1%                         12,597     Altadis, SA                                          428,686
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN SPAIN                          831,674
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 0.2%         INSURANCE - 0.1%                       98,974     Skandia Forsakrings AB                               391,535
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.1%                       16,196     Volvo AB 'B'                                         571,739
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN SWEDEN                         963,274
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 0.7%    CAPITAL MARKETS - 0.3%                 19,303     Credit Suisse Group                                  616,020
                                                             12,043     UBS AG (Registered Shares)                           847,745
                                                                                                                         -----------
                                                                                                                           1,463,765
                      --------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND           CONSTRUCTION MATERIALS - 0.1%          11,197     Holcim Ltd. (Registered Shares)                  $   590,472
                      --------------------------------------------------------------------------------------------------------------
(CONCLUDED)           FOOD PRODUCTS - 0.1%                    1,707     Nestle SA (Registered Shares)                        390,968
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.1%                        4,492   + Swiss Life Holding                                   531,507
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.1%                 14,877     Novartis AG (Registered Shares)                      693,394
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN SWITZERLAND                  3,670,106
------------------------------------------------------------------------------------------------------------------------------------
TAIWAN - 0.4%         COMMERCIAL BANKS - 0.2%               753,637     SinoPac Holdings Company                             394,900
                                                            521,715     Taishin Financial Holdings Co., Ltd.                 420,812
                                                                                                                         -----------
                                                                                                                             815,712
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 0.2%                        70,000     Chunghwa Telecom Co., Ltd. (ADR)*                  1,232,700
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRONIC EQUIPMENT &
                      INSTRUMENTS - 0.0%                     94,000     Delta Electronics Inc.                               131,440
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.0%                      380,000     Yuangtay Engineering Co., Ltd.                       195,761
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN TAIWAN                       2,375,613
------------------------------------------------------------------------------------------------------------------------------------
THAILAND - 0.8%       COMMERCIAL BANKS - 0.2%             1,109,000     Siam Commercial Bank Public Company
                                                                        Limited (Registered Shares)                        1,191,322
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION MATERIALS - 0.2%         162,000     Siam Cement Public Company Limited
                                                                        'Foreign'                                          1,040,241
                                                             41,600     Siam City Cement Public Company Limited
                                                                        'Foreign'                                            212,896
                                                                                                                         -----------
                                                                                                                           1,253,137
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.0%                  212,000     Thai Union Frozen Products Public Company
                                                                        Limited 'Foreign'                                    131,780
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.1%           2,245,000     Land and Houses Public Company Limited
                                                                        'Foreign'                                            514,846
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.3%                       75,900     PTT Exploration and Production Public Company
                                                                        Limited 'Foreign'                                    546,004
                                                            260,000     PTT Public Company Limited 'Foreign'               1,079,541
                                                                                                                         -----------
                                                                                                                           1,625,545
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.0%                    887,500     Sansiri Public Company Limited 'Foreign'              75,842
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION
                      INFRASTRUCTURE - 0.0%
                                                            151,000     Bangkok Expressway Public Company Limited
                                                                        'Foreign'                                             86,390
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN THAILAND                     4,878,862
------------------------------------------------------------------------------------------------------------------------------------

TURKEY - 0.0%         COMMERCIAL BANKS - 0.0%            30,215,123     Turkiye Is Bankasi (Isbank) 'C'                      110,384
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED FINANCIAL
                      SERVICES - 0.0%                    42,212,085     Haci Omer Sabanci Holdings AS                        151,408
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.0%        81,338     Koc Holding AS                                           475
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN TURKEY                         262,267
------------------------------------------------------------------------------------------------------------------------------------
UNITED                AEROSPACE & DEFENSE - 0.1%            165,727     BAE Systems PLC                                      674,005
KINGDOM - 2.7%        --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.6%               122,454     Barclays PLC                                       1,174,408
                                                             30,301     HBOS PLC                                             409,040
                                                             66,984     HSBC Holdings PLC                                  1,063,019
                                                             36,295     Royal Bank of Scotland Group PLC                   1,048,214
                                                                                                                         -----------
                                                                                                                           3,694,681
                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.1%        46,144     Boots Group PLC                                      536,069
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.1%                   46,082     Unilever PLC                                         375,036
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE - 0.0%   51,904     Compass Group PLC                                    207,100
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 0.1%        45,155     Smiths Group PLC                                     606,289
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.2%                       40,569     Aviva PLC                                            401,928
                                                             64,873     Prudential Corporation PLC                           528,846
                                                                                                                         -----------
                                                                                                                             930,774
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.2%                 60,510     Anglo American PLC                                 1,439,157
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.3%                      179,044     BP Amoco PLC                                       1,709,041
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 0.2%                 45,373     GlaxoSmithKline PLC                                  977,866
                      --------------------------------------------------------------------------------------------------------------
                      SPECIALTY RETAIL - 0.1%               102,694     Kesa Electricals PLC                                 525,898
                      --------------------------------------------------------------------------------------------------------------
                      TRANSPORTATION INFRASTRUCTURE - 0.1%   48,049     BAA PLC                                              481,252
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION
                      SERVICES - 0.6%                       896,744     Vodafone Group PLC                                 2,146,023
                                                             45,300     Vodafone Group PLC (ADR)*                          1,092,183
                                                                                                                         -----------
                                                                                                                           3,238,206
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN THE UNITED KINGDOM          15,395,374
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED                AEROSPACE & DEFENSE - 0.1%              3,000     General Dynamics Corporation                     $   306,300
STATES - 29.3%                                                8,300     Raytheon Company                                     315,234
                                                                                                                         -----------
                                                                                                                             621,534
                      --------------------------------------------------------------------------------------------------------------
                      AUTO COMPONENTS - 0.1%                 33,100   + The Goodyear Tire & Rubber Company                   355,494
                      --------------------------------------------------------------------------------------------------------------
                      BEVERAGES - 0.2%                       14,800     Anheuser-Busch Companies, Inc.                       739,260
                                                              6,500     The Coca-Cola Company                                260,325
                                                              8,100   + Constellation Brands, Inc. (Class A)                 308,286
                                                                                                                         -----------
                                                                                                                           1,307,871
                      --------------------------------------------------------------------------------------------------------------
                      BIOTECHNOLOGY - 0.0%                    3,200   + Amgen Inc.                                           181,376
                      --------------------------------------------------------------------------------------------------------------
                      CAPITAL MARKETS - 0.5%                 23,200     The Bank of New York Company, Inc.                   676,744
                                                              1,600     The Goldman Sachs Group, Inc.                        149,184
                                                             55,700   + Knight Trading Group, Inc. (Class A)                 514,111
                                                              1,600     Lehman Brothers Holdings, Inc.                       127,552
                                                             11,400     Mellon Financial Corporation                         315,666
                                                             17,000     Morgan Stanley                                       838,100
                                                                                                                         -----------
                                                                                                                           2,621,357
                      --------------------------------------------------------------------------------------------------------------
                      CHEMICALS - 0.3%                       23,100     E.I. du Pont de Nemours and Company                  988,680
                                                             32,700   + Hercules Incorporated                                465,975
                                                             20,200   + Millennium Chemicals Inc.                            428,442
                                                                                                                         -----------
                                                                                                                           1,883,097
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL BANKS - 0.2%                19,500     Bank of America Corporation                          844,935
                                                              7,600     Wachovia Corporation                                 356,820
                                                                                                                         -----------
                                                                                                                           1,201,755
                      --------------------------------------------------------------------------------------------------------------
                      COMMERCIAL SERVICES &
                      SUPPLIES - 0.2%                         6,000     Cendant Corporation                                  129,600
                                                             58,400   + Corinthian Colleges, Inc.                            787,232
                                                              9,700     H&R Block, Inc.                                      479,374
                                                                                                                         -----------
                                                                                                                           1,396,206
                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS EQUIPMENT - 0.5%       148,900   + 3Com Corporation                                     628,358
                                                             89,500   + ADC Telecommunications, Inc.                         161,995
                                                             24,700   + Cisco Systems, Inc.                                  447,070
                                                              9,700   + Comverse Technology, Inc.                            182,651
                                                            101,800   + Lucent Technologies Inc.                             322,706
                                                             14,500     Motorola, Inc.                                       261,580
                                                                500   + Paradyne Networks, Inc.                                2,300
                                                             65,000   + Tellabs, Inc.                                        597,350
                                                                                                                         -----------
                                                                                                                           2,604,010
                      --------------------------------------------------------------------------------------------------------------
                      COMPUTERS & PERIPHERALS - 0.7%         47,260   + EMC Corporation                                      545,380
                                                             71,311     Hewlett-Packard Company                            1,337,081
                                                             13,000     International Business Machines Corporation        1,114,620
                                                             65,100   + Maxtor Corporation                                   338,520
                                                            195,500   + Sun Microsystems, Inc.                               789,820
                                                                                                                         -----------
                                                                                                                           4,125,421
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION & ENGINEERING                        Chicago Bridge & Iron Company NV
                       - 0.7%                                12,400     (NY Registered Shares)                               371,876
                                                            957,767   + Foster Wheeler Ltd.                                  445,361
                                                            159,400   + McDermott International, Inc.                      1,880,920
                                                            241,700   + Quanta Services, Inc.                              1,462,285
                                                                                                                         -----------
                                                                                                                           4,160,442
                      --------------------------------------------------------------------------------------------------------------
                      CONTAINERS & PACKAGING - 0.1%          37,600   + Crown Holdings, Inc.                                 387,656
                                                             21,800   + Smurfit-Stone Container Corporation                  422,266
                                                                                                                         -----------
                                                                                                                             809,922
                      --------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES         DIVERSIFIED FINANCIAL
                      SERVICES - 1.3%                        49,100     CIT Group Inc.                                   $ 1,835,849
(CONTINUED)                                                  79,600     Citigroup Inc. (g)                                 3,511,952
                                                             28,000     J.P. Morgan Chase & Co.                            1,112,440
                                                             11,822     Leucadia National Corporation                        669,716
                                                                                                                         -----------
                                                                                                                           7,129,957
                      --------------------------------------------------------------------------------------------------------------
                      DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 1.1%                        25,500     ALLTEL Corporation                                 1,400,205
                                                              1,890   + AboveNet, Inc.                                        45,360
                                                             21,100     BellSouth Corporation                                572,232
                                                              3,200     CenturyTel, Inc.                                     109,568
                                                             50,400   + Cincinnati Bell Inc.                                 175,896
                                                             19,563     MCI, Inc.                                            327,680
                                                             40,800   + Qwest Communications International Inc.              135,864
                                                             52,800     SBC Communications Inc.                            1,370,160
                                                             52,000     Sprint Corporation                                 1,046,760
                                                             32,800     Verizon Communications                             1,291,664
                                                                                                                         -----------
                                                                                                                           6,475,389
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRIC UTILITIES - 0.3%              13,100     DTE Energy Company                                   552,689
                                                             22,900     PPL Corporation                                    1,080,422
                                                                                                                         -----------
                                                                                                                           1,633,111
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRONIC EQUIPMENT &
                      INSTRUMENTS - 0.1%                     71,195   + Solectron Corporation                                352,415
                                                              6,500   + Waters Corporation                                   286,650
                                                                                                                         -----------
                                                                                                                             639,065
                      --------------------------------------------------------------------------------------------------------------
                      ENERGY EQUIPMENT & SERVICE - 1.1%       6,000     Baker Hughes Incorporated                            262,320
                                                             31,200     ENSCO International Incorporated                   1,019,304
                                                             37,700     GlobalSantaFe Corporation                          1,155,505
                                                             38,900   + Key Energy Services, Inc.                            429,845
                                                              6,300   + Noble Corporation                                    283,185
                                                             37,500   + Rowan Companies, Inc.                                990,000
                                                             26,500     Schlumberger Limited                               1,783,715
                                                              6,500     Tidewater Inc.                                       211,575
                                                             11,000   + Transocean Inc.                                      393,580
                                                                                                                         -----------
                                                                                                                           6,529,029
                      --------------------------------------------------------------------------------------------------------------
                      FOOD & STAPLES RETAILING - 0.9%        15,600     CVS Corporation                                      657,228
                                                             13,000     SYSCO Corporation                                    388,960
                                                              7,800   + Safeway Inc.                                         150,618
                                                             65,900     Wal-Mart Stores, Inc.                              3,505,880
                                                             15,700     Walgreen Co.                                         562,531
                                                                                                                         -----------
                                                                                                                           5,265,217
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.4%                    9,400     Archer-Daniels-Midland Company                       159,612
                                                              8,800     Bunge Limited                                        351,824
                                                              9,500     ConAgra Foods, Inc.                                  244,245
                                                             14,700     Sara Lee Corporation                                 336,042
                                                             66,600     Tyson Foods, Inc. (Class A)                        1,066,932
                                                                                                                         -----------
                                                                                                                           2,158,655
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE EQUIPMENT &
                      SUPPLIES - 0.1%                        16,200     Baxter International Inc.                            520,992
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS &
                      SERVICES - 0.9%                         6,500     AmerisourceBergen Corporation                        349,115
                                                            154,800   + Beverly Enterprises, Inc.                          1,171,836
                                                              6,200     CIGNA Corporation                                    431,706
                                                              6,500     HCA Inc.                                             247,975
                                                             15,200   + LifePoint Hospitals, Inc.                            456,152
                                                              9,300     Manor Care, Inc.                                     278,628
                                                             70,200   + Stewart Enterprises, Inc. (Class A)                  487,890

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES         HEALTH CARE PROVIDERS & SERVICES       25,900   + Tenet Healthcare Corporation                       $ 279,461
(CONTINUED)           (CONCLUDED)                            19,400   + Triad Hospitals, Inc.                                668,136
                                                             24,350   + WellChoice Inc.                                      908,986
                                                                                                                         -----------
                                                                                                                           5,279,885
                      --------------------------------------------------------------------------------------------------------------
                      HOTELS, RESTAURANTS & LEISURE
                       - 0.7%                                 2,900     Darden Restaurants, Inc.                              67,628
                                                            485,300   + La Quinta Corporation                              3,785,340
                                                                                                                         -----------
                                                                                                                           3,852,968
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD DURABLES - 0.1%              29,200     Maytag Corporation                                   536,404
                      --------------------------------------------------------------------------------------------------------------
                      HOUSEHOLD PRODUCTS - 0.2%              15,700     Kimberly-Clark Corporation                         1,014,063
                      --------------------------------------------------------------------------------------------------------------
                      IT SERVICES - 0.2%                     13,000     Automatic Data Processing, Inc.                      537,160
                                                              3,100   + Computer Sciences Corporation                        146,010
                                                             13,200   + Sykes Enterprises, Incorporated                       60,588
                                                             13,200   + Unisys Corporation                                   136,224
                                                                                                                         -----------
                                                                                                                             879,982
                      --------------------------------------------------------------------------------------------------------------
                      INDUSTRIAL CONGLOMERATES - 1.4%       195,500     General Electric Company                           6,564,890
                                                             45,600     Tyco International Ltd.                            1,398,096
                                                                                                                         -----------
                                                                                                                           7,962,986
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 2.3%                       45,800     ACE Limited                                        1,834,748
                                                             19,100     The Allstate Corporation                             916,609
                                                             55,600     American International Group, Inc.                 3,780,244
                                                             22,000     Assurant, Inc.                                       572,000
                                                              6,800     Bristol West Holdings, Inc.                          116,552
                                                              7,700     The Hartford Financial Services Group, Inc.          476,861
                                                              6,500     Horace Mann Educators Corporation                    114,270
                                                             24,300     Marsh & McLennan Companies, Inc.                   1,111,968
                                                             14,700     MetLife, Inc.                                        568,155
                                                              9,800     Prudential Financial, Inc.                           460,992
                                                             47,545     The St. Paul Companies, Inc.                       1,571,838
                                                              5,700     UnumProvident Corporation                             89,433
                                                             16,400     XL Capital Ltd. (Class A)                          1,213,436
                                                                                                                         -----------
                                                                                                                          12,827,106
                      --------------------------------------------------------------------------------------------------------------
                      INTERNET SOFTWARE & SERVICES - 0.2%    97,500   + DoubleClick Inc.                                     576,225
                                                             66,500   + webMethods, Inc.                                     353,780
                                                                                                                         -----------
                                                                                                                             930,005
                      --------------------------------------------------------------------------------------------------------------
                      LEISURE EQUIPMENT & PRODUCTS - 0.1%     9,000     Eastman Kodak Company                                289,980
                      --------------------------------------------------------------------------------------------------------------
                      MACHINERY - 0.0%                        3,100     Deere & Company                                      200,105
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 1.3%                           53,779   + Comcast Corporation (Class A)                      1,518,719
                                                             23,873   + The DIRECTV Group, Inc.                              419,926
                                                              9,700   + EchoStar Communications Corporation (Class A)        301,864
                                                             55,200   + Liberty Media Corporation (Class A)                  481,344
                                                              6,480   + Liberty Media International, Inc.                    216,186
                                                             10,919   + NTL Incorporated                                     677,742
                                                             43,900   + Time Warner Inc.                                     708,546
                                                             74,600     Viacom, Inc. (Class B)                             2,503,576
                                                             16,700     The Walt Disney Company                              376,585
                                                                                                                         -----------
                                                                                                                           7,204,488
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 1.3%                118,600   + AK Steel Holding Corporation                         967,776
                                                             15,800     Alcoa Inc.                                           530,722
                                                             12,600     Arch Coal, Inc.                                      447,174
                                                              6,200     CONSOL Energy Inc.                                   216,318

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES         METALS & MINING                        41,800   + Commonwealth Industries, Inc.                    $   390,412
(CONTINUED)           (CONCLUDED)                            20,800     Freeport-McMoRan Copper & Gold, Inc. (Class B)       842,400
                                                             63,000   + Inco Limited                                       2,460,150
                                                             13,000   + International Steel Group, Inc.                      438,100
                                                              4,900     Nucor Corporation                                    447,713
                                                             10,000     United States Steel Corporation                      376,200
                                                                                                                         -----------
                                                                                                                           7,116,965
                      --------------------------------------------------------------------------------------------------------------
                      MULTI-UTILITIES & UNREGULATED
                      POWER - 0.1%                           37,700   + The AES Corporation                                  376,623
                      --------------------------------------------------------------------------------------------------------------
                      MULTILINE RETAIL - 0.2%                13,000   + Kohl's Corporation                                   626,470
                                                             13,200     Target Corporation                                   597,300
                                                                                                                         -----------
                                                                                                                           1,223,770
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 3.9%                        9,800     Amerada Hess Corporation                             872,200
                                                             63,836     ChevronTexaco Corporation                          3,424,163
                                                             11,104     ConocoPhillips                                       919,966
                                                              7,000     Devon Energy Corporation                             497,070
                                                            457,300     El Paso Corporation                                4,202,587
                                                             51,100     Exxon Mobil Corporation                            2,469,663
                                                             50,900     Kerr-McGee Corporation                             2,914,025
                                                             48,400     Marathon Oil Corporation                           1,997,952
                                                              9,800     Noble Energy, Inc.                                   570,752
                                                             31,900     Occidental Petroleum Corporation                   1,784,167
                                                             25,200   + Stone Energy Corporation                           1,102,752
                                                             26,500     Unocal Corporation                                 1,139,500
                                                             22,700     The Williams Companies, Inc.                         274,670
                                                                                                                         -----------
                                                                                                                          22,169,467
                      --------------------------------------------------------------------------------------------------------------
                      PAPER & FOREST PRODUCTS - 0.3%         30,500     Bowater Incorporated                               1,164,795
                                                             16,600     Deltic Timber Corporation                            660,514
                                                                                                                         -----------
                                                                                                                           1,825,309
                      --------------------------------------------------------------------------------------------------------------
                      PERSONAL PRODUCTS - 0.1%               13,200     The Gillette Company                                 550,968
                      --------------------------------------------------------------------------------------------------------------
                      PHARMACEUTICALS - 2.5%                 26,800     Abbott Laboratories                                1,135,248
                                                             54,200     Bristol-Myers Squibb Company                       1,282,914
                                                             17,200     Eli Lilly and Company                              1,032,860
                                                              8,125   + IVAX Corporation                                     155,594
                                                             52,100     Johnson & Johnson                                  2,934,793
                                                             45,900     Merck & Co., Inc.                                  1,514,700
                                                            151,700     Pfizer, Inc.                                       4,642,020
                                                             52,000     Schering-Plough Corporation                          991,120
                                                              3,300   + Watson Pharmaceuticals, Inc.                          97,218
                                                             18,600     Wyeth                                                695,640
                                                                                                                         -----------
                                                                                                                          14,482,107
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.4%                      6,460     Catellus Development Corporation                     171,255
                                                              3,200     Cedar Shopping Centers Inc.                           44,640
                                                             42,230     Friedman, Billings, Ramsey Group, Inc. (Class A)     806,593
                                                             18,900     Nationwide Health Properties, Inc.                   392,175
                                                             21,100   + Provident Senior Living Trust(a)                     316,500
                                                              6,500     The St. Joe Company                                  310,505
                                                                                                                         -----------
                                                                                                                           2,041,668
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.4%                     19,500     CSX Corporation                                      647,400
                                                             19,400   + Swift Transportation Co., Inc.                       326,308
                                                             22,800     Union Pacific Corporation                          1,336,080
                                                                                                                         -----------
                                                                                                                           2,309,788
                      --------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD      COMMON STOCK                                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES         SEMICONDUCTORS & SEMICONDUCTOR
                      EQUIPMENT - 0.4%                       15,500   + Advanced Micro Devices, Inc.                     $   201,500
(CONCLUDED)                                                  64,505   + Agere Systems Inc. (Class A)                          67,730
                                                            162,099   + Agere Systems Inc. (Class B)                         165,341
                                                             52,000     Intel Corporation                                  1,043,120
                                                            112,900   + LSI Logic Corporation                                486,599
                                                            113,300   + Lattice Semiconductor Corporation                    556,303
                                                                                                                         -----------
                                                                                                                           2,520,593
                      --------------------------------------------------------------------------------------------------------------
                      SOFTWARE - 2.2%                         8,290   + Check Point Software Technologies Ltd.               140,681
                                                            162,900     Computer Associates International, Inc.            4,284,270
                                                             47,800   + Compuware Corporation                                246,170
                                                             16,000   + Informatica Corporation                               93,600
                                                            221,800     Microsoft Corporation (g)                          6,132,770
                                                            162,100   + Siebel Systems, Inc.                               1,222,234
                                                              6,600   + THQ Inc.                                             128,436
                                                              8,200   + VERITAS Software Corporation                         145,960
                                                                                                                         -----------
                                                                                                                          12,394,121
                      --------------------------------------------------------------------------------------------------------------
                      SPECIALTY RETAIL - 0.6%                18,300     Circuit City Stores - Circuit City Group             280,722
                                                             38,900     The Home Depot, Inc.                               1,524,880
                                                              6,500   + Office Depot, Inc.                                    97,695
                                                             71,500   + Toys 'R' Us, Inc.                                  1,268,410
                                                                                                                         -----------
                                                                                                                           3,171,707
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL & LUXURY
                      GOODS - 0.0%                           98,900   + Unifi, Inc.                                          225,492
                      --------------------------------------------------------------------------------------------------------------
                      THRIFTS & MORTGAGE FINANCE - 0.1%       3,200     Fannie Mae                                           202,880
                                                             11,200     Washington Mutual, Inc.                              437,696
                                                                                                                         -----------
                                                                                                                             640,576
                      --------------------------------------------------------------------------------------------------------------
                      TOBACCO - 0.3%                         34,400     Altria Group, Inc.                                 1,618,176
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION
                      SERVICES - 0.2%                        88,100   + AT&T Wireless Services, Inc.                       1,302,118
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL COMMON STOCK IN THE UNITED STATES          166,567,320
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN COMMON STOCK
                                                                        (COST - $262,245,705) - 54.4%                    309,534,440
------------------------------------------------------------------------------------------------------------------------------------

                                                                        MUTUAL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                      + Vietnam Enterprise Investments Limited
VIETNAM - 0.0%                                              110,286     (Redeemable Shares)                                  137,858
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN MUTUAL FUNDS
                                                                        (COST - $130,000) -- 0.0%                            137,858
------------------------------------------------------------------------------------------------------------------------------------

                                                                        PREFERRED STOCK
------------------------------------------------------------------------------------------------------------------------------------
                                                                        National Australia Bank Limited
AUSTRALIA - 0.2%      COMMERCIAL BANKS - 0.2%                31,600     (7.875% Convertible)                               1,071,872
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL PREFERRED STOCK IN AUSTRALIA                 1,071,872
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.2%         METALS & MINING - 0.1%                 38,500     Usinas Siderurgicas de Minas Gerais SA 'A'           596,555
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL PREFERRED STOCK IN BRAZIL                      596,555
------------------------------------------------------------------------------------------------------------------------------------
CAYMAN ISLANDS - 0.1% INSURANCE - 0.1%                       20,000     XL Capital Ltd. (6.50% Convertible)                  494,200
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL PREFERRED STOCK IN THE CAYMAN ISLANDS          494,200
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.6%  DIVERSIFIED TELECOMMUNICATION
                      SERVICES - 0.0%                         9,829     McLeodUSA Incorporated (7% Convertible)(Series A)     24,573
                      --------------------------------------------------------------------------------------------------------------
                      ENGINEERING - 0.6%                      6,679   + Foster Wheeler Ltd. (Convertible)                  3,820,134
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL PREFERRED STOCK IN THE UNITED STATES         3,844,707
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENT IN PREFERRED STOCK
                                                                        (COST - $5,497,376) -- 1.1%                        6,007,334
------------------------------------------------------------------------------------------------------------------------------------

                                                                        WARRANTS (C)
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA - 0.0%       OIL & GAS - 0.0%                      101,940     Crest Petroleum Berhad                                13,547
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL WARRANTS IN MALAYSIA                            13,547
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                             SHARES
COUNTRY               INDUSTRY#                                HELD     WARRANTS                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.0%  DIVERSIFIED
                      TELECOMMUNICATION
                      SERVICES - 0.0%                           795     AboveNet, Inc.                                   $     7,950
                                                                936     AboveNet, Inc.                                         7,488
                                                             21,779     McLeodUSA Incorporated                                 2,178
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL WARRANTS IN THE UNITED STATES                   17,616
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN WARRANTS
                                                                        (COST - $229,064) - 0.0%                              31,163
------------------------------------------------------------------------------------------------------------------------------------

                                                                        RIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

HONG KONG - 0.0%      HOLDING COMPANY - 0.0%                  2,498     Hutchison Whampoa Limited (k)                              0
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL RIGHTS IN HONG KONG                                  0
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.0%  COMMERCIAL SERVICES &
                      SUPPLIES - 0.0%                        52,600     Information Resources, Inc.(e)                       143,072
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL RIGHTS IN THE UNITED STATES                    143,072
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN RIGHTS (COST - $88,368)
                                                                         - 0.0%                                              143,072
------------------------------------------------------------------------------------------------------------------------------------
                                                CURRENCY      FACE
                                            DENOMINATION     AMOUNT     FIXED INCOME SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.4%      FOREIGN GOVERNMENT
                      OBLIGATIONS - 0.4%           AUD    3,400,000     Australian Government Bonds,  7.50%
                                                                        due 7/15/2005                                      2,506,212
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN AUSTRALIA         2,506,212
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL - 0.1%         FOREIGN GOVERNMENT
                      OBLIGATIONS - 0.1%           US$      950,000     Federal Republic of Brazil,  8.25% due 1/20/2034     846,925
                      --------------------------------------------------------------------------------------------------------------
                      METALS & MINING - 0.0%       BRL       10,296     Companhia Vale do Rio Doce (i)                            -
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN BRAZIL              846,925
------------------------------------------------------------------------------------------------------------------------------------
CANADA - 1.1%         FOREIGN GOVERNMENT
                      OBLIGATIONS - 1.1%           CAD    8,000,000     Canadian Government,  4.25% due 12/01/2004         6,339,378
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN CANADA            6,339,378
------------------------------------------------------------------------------------------------------------------------------------
CAYMAN                DIVERSIFIED FINANCIAL
ISLANDS - 0.2%        SERVICES - 0.2%              JPY   51,000,000     SMFG Finance (Cayman) Ltd. (Convertible), 2.25%
                                                                        due 7/11/05 (Regulation S)                           916,209
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.0%             US$      290,000     Momenta Cayman, 2.50% due 8/01/2007
                                                                        (Regulation S) (Convertible)                         292,175
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN THE CAYMAN
                                                                        ISLANDS                                            1,208,384
------------------------------------------------------------------------------------------------------------------------------------
CHILE - 0.7%          ELECTRIC UTILITIES
                      - 0.7%                              4,730,193     Empresa Electrica del Norte Grande SA (EDELNOR),
                                                                        4% due 11/05/2017(b)                               3,926,060
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN CHILE             3,926,060
------------------------------------------------------------------------------------------------------------------------------------
EUROPE - 3.7%         COMMERCIAL BANKS - 3.7                            European Investment Bank:
                                                   GBP    1,200,000         6% due 11/26/2004                              2,174,318
                                                   EUR    2,350,000         3.50% due 10/15/2005                           2,952,618
                                                   GBP    3,750,000         6.125% due 12/07/2005                          6,879,390
                                                   EUR    3,900,000         4% due 1/15/2007                               4,981,422
                                                          3,325,000         3.55% due 4/15/2008                            4,154,457
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN EUROPE           21,142,205
------------------------------------------------------------------------------------------------------------------------------------
FRANCE - 1.0%         COMMERCIAL BANKS - 0.6       EUR    2,550,000     ERAP,  2.875% due 7/12/2006                        3,185,523
                      --------------------------------------------------------------------------------------------------------------
                      CONTAINERS &
                      PACKAGING - 0.2%             US$      950,000     Crown Euro Holdings SA, 10.875% due 3/01/2013      1,104,375
                      --------------------------------------------------------------------------------------------------------------
                      ROAD & RAIL - 0.1%           GBP      450,000     Reseau Ferre de France,  6.625% due 3/29/2005        820,325
                      --------------------------------------------------------------------------------------------------------------
                      SOFTWARE - 0.1%                                   Infogrames Entertainment SA (Convertible):
                                                   EUR      460,200         1.50% due 7/01/2005                              343,399
                                                             98,700         4% due 4/01/2009                                  60,417
                                                                                                                         -----------
                                                                                                                             403,816
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN FRANCE            5,514,039
------------------------------------------------------------------------------------------------------------------------------------
GERMANY - 4.5%        COMMERCIAL BANKS - 1.4                            Kreditanstalt fuer Wiederaufbau:
                                                   GBP    2,250,000         4.125% due 6/07/2006                           4,015,656
                                                            475,000         4.80% due 10/27/2006                             857,387
                                                   EUR    2,550,000         3.125% due 11/15/2006                          3,199,335
                                                                                                                         -----------
                                                                                                                           8,072,378
                      --------------------------------------------------------------------------------------------------------------
                      FOREIGN GOVERNMENT
                      OBLIGATIONS - 3.1%                                Bundesrepublic Deutschland:
                                                   EUR    3,040,000         6.50% due 10/14/2005                           3,934,311
                                                          9,980,000         5.25% due 1/04/2011                           13,554,268
                                                                                                                         -----------
                                                                                                                          17,488,579
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN GERMANY          25,560,957
------------------------------------------------------------------------------------------------------------------------------------
HONG KONG - 0.1%      INDUSTRIAL
                      CONGLOMERATES - 0.1%         US$      450,000     Hutchison Whampoa International Ltd.,
                                                                        5.45% due 11/24/2010                                 459,741
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN HONG KONG           459,741
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                CURRENCY      FACE
COUNTRY               INDUSTRY#             DENOMINATION     AMOUNT     FIXED INCOME SECURITIES                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
INDIA - 0.1%          AUTOMOBILES - 0.1%           US$      500,000     Tata Engineering & Locomotive Company Ltd.,
                                                                        1% due 7/31/2008 (Convertible)(a)                $   774,375
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN INDIA               774,375
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 0.7%          COMMERCIAL BANKS - 0.2%
                                                   JPY   28,000,000     The Bank of Fukuoka, Ltd.,  1.10% due 9/28/2007
                                                                        (Convertible)                                        325,710
                                                         91,000,000     The Bank of Kyoto, Ltd.,  1.90% due 9/30/2009
                                                                        (Convertible)                                      1,043,033
                                                                                                                         -----------
                                                                                                                           1,368,743
                      --------------------------------------------------------------------------------------------------------------
                      REAL ESTATE - 0.3%           US$    1,250,000     Marco Polo Investment Holdings Limited,  6.25%
                                                                        due 9/30/2007                                      1,437,500
                      --------------------------------------------------------------------------------------------------------------
                      TRADING COMPANIES &
                      DISTRIBUTORS - 0.2%          JPY   85,000,000     Mitsubishi Corporation,  0% due 6/17/2011
                                                                        (Convertible)(b)                                     902,873
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN JAPAN             3,709,116
------------------------------------------------------------------------------------------------------------------------------------
LUXEMBOURG - 0.2%     INDUSTRIAL CONGLOMERATES
                       - 0.2%                                           Tyco International Group SA:
                                                   US$      415,000         5.875% due 11/01/2004                            416,097
                                                   EUR      175,000         4.375% due 11/19/2004                            217,893
                                                   US$      358,000         2.75% due 1/15/2018 (Convertible)(a)             501,648
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN LUXEMBOURG        1,135,638
------------------------------------------------------------------------------------------------------------------------------------
MEXICO - 0.2%         CONTAINERS & PACKAGING
                       - 0.1%                      US$      625,000     Vitro Envases Norteamerica SA de CV, 10.75% due
                                                                        7/23/2011(a)                                         612,500
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.1%             GBP      310,000     Petroleos Mexicanos, 14.50% due 3/31/2006            631,781
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN MEXICO            1,244,281
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS - 0.7%    COMMERCIAL BANKS - 0.2%      GBP      500,000     Bank Nederlandse Gemeenten NV,  4.625% due
                                                                        12/07/2006                                           898,396
                      --------------------------------------------------------------------------------------------------------------
                      ELECTRICAL EQUIPMENT
                       - 0.3%                      EUR    1,450,000     Infineon Technology Holdings,  4.25% due
                                                                        2/06/2007 (Convertible)                            1,807,653
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.2%                  825,000     Royal Numico NV , 4.25% due 6/26/2005
                                                                        (Regulation S) (Convertible)                       1,033,872
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN THE NETHERLANDS   3,739,921
------------------------------------------------------------------------------------------------------------------------------------
SOUTH KOREA - 0.2%    COMMUNICATIONS
                      EQUIPMENT - 0.2%             US$      900,000     LG TeleCom Co. Ltd.,  8.25% due 7/15/2009(a)         939,318
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN SOUTH KOREA         939,318
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN - 0.4%         FOREIGN GOVERNMENT
                      OBLIGATIONS - 0.4%           SEK    1,500,000     Swedish Government Bonds,  6.50% due 5/05/2008       226,704
                                                         10,725,000     Swedish Government Index Linked Notes,  4%
                                                                        due 12/01/2008                                     1,830,713
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN SWEDEN            2,057,417
------------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND - 0.1%    INSURANCE - 0.1%             US$      300,000     Swiss Life Finance,  2% due 5/20/2005
                                                                        (Convertible)                                        336,000
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN SWITZERLAND         336,000
------------------------------------------------------------------------------------------------------------------------------------
UNITED                DIVERSIFIED
KINGDOM - 0.8%        TELECOMMUNICATION                                 Colt Telecom Group PLC (Regulation S):
                      SERVICES - 0.8%              DEM    2,765,000         2% due 8/06/2005                               2,019,209
                                                   EUR    1,250,000         2% due 3/29/2006                               1,762,087
                                                            250,000         2% due 12/16/2006 (Regulation S)(Convertible)    362,509
                                                            450,000         2% due 4/03/2007 (Regulation S) (Convertible)    653,913
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN THE
                                                                        UNITED KINGDOM                                     4,797,718
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 3.4%  AEROSPACE & DEFENSE
                       - 0.0%                      US$      230,000     GenCorp Inc.,  5.75% due 4/15/2007 (Convertible)     235,175
                      --------------------------------------------------------------------------------------------------------------
                      AIRLINES - 0.1%                       389,111     Northwest Airlines, Inc.,  9.485% due 10/01/2016     273,388
                      --------------------------------------------------------------------------------------------------------------
                      BIOTECHNOLOGY - 0.1%                  825,000     Abgenix, Inc.,  3.50% due 3/15/2007 (Convertible)    766,219
                      --------------------------------------------------------------------------------------------------------------
                      COMMUNICATIONS
                      EQUIPMENT - 0.2%                      600,000     Corning Incorporated,  7% due 3/15/2007              600,000
                                                            380,000     Lucent Technologies Inc.,  8% due 8/01/2031
                                                                        (Convertible)                                        411,350
                                                                                                                         -----------
                                                                                                                           1,011,350
                      --------------------------------------------------------------------------------------------------------------
                      CONSTRUCTION &
                      ENGINEERING - 0.9%                                Foster Wheeler LLC:
                                                          1,800,000         10.359% due 9/15/2011                          1,872,000
                                                          1,698,750         10.359% due 9/15/2011                          1,766,700
                                                            974,000     J. Ray McDermott, SA, 11% due 12/15/2013(a)        1,059,225
                                                            250,000     McDermott Inc.,  7.84% due 4/04/2005                 255,000
                                                                                                                         -----------
                                                                                                                           4,952,925
                      --------------------------------------------------------------------------------------------------------------
                      CONTAINERS & PACKAGING - 0.2%
                                                            560,000     Anchor Glass Container Corporation, 11%
                                                                        due 2/15/2013                                        638,400
                                                            560,000     Crown Cork & Seal Company, Inc.,  7.50%
                                                                        due 12/15/2096                                       453,600
                                                                                                                         -----------
                                                                                                                           1,092,000
                      --------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)                                                      (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                CURRENCY      FACE
COUNTRY               INDUSTRY#             DENOMINATION     AMOUNT     FIXED INCOME SECURITIES                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES         DIVERSIFIED
(CONCLUDED)           TELECOMMUNICATION
                      SERVICES - 0.5%             US$       690,000     Level 3 Communications, Inc.,  9.125%
                                                                        due 5/01/2008                                    $   507,150
                                                                        MCI, Inc.:
                                                            861,000         5.908% due 5/01/2007                             853,466
                                                            861,000         6.688% due 5/01/2009                             829,789
                                                            739,000         7.735% due 5/01/2014                             700,203
                                                                                                                         -----------
                                                                                                                           2,890,608
                      --------------------------------------------------------------------------------------------------------------
                      FOOD PRODUCTS - 0.2%                  775,000     Burns Philp Capital Property Ltd., 10.75%
                                                                        due 2/15/2011                                        856,375
                      --------------------------------------------------------------------------------------------------------------
                      HEALTH CARE PROVIDERS
                       & SERVICES - 0.1%                    400,000     Beverly Enterprises, Inc.,  7.875%
                                                                        due 6/15/2014(a)                                     428,000
                      --------------------------------------------------------------------------------------------------------------
                      INSURANCE - 0.0%                      250,000     Crum & Forster Holdings Corp., 10.375% due
                                                                        6/15/2013                                            266,875
                      --------------------------------------------------------------------------------------------------------------
                      MEDIA - 0.1%                          296,199     Avalon Cable LLC, 11.875% due 12/01/2008 (b)         310,268
                      --------------------------------------------------------------------------------------------------------------


                      MULTI-UTILITIES &
                      UNREGULATED POWER - 0.7%    GBP       213,000     The AES Corporation,  8.375% due 3/01/2011           389,288
                                                  US$       625,000     Calpine Corporation,  7.625% due 4/15/2006           578,125
                                                                        Calpine Generating Company LLC: (a)(f)
                                                          1,800,000         5.756% due 4/01/2009                           1,800,000
                                                          1,000,000         7.756% due 4/01/2010                             950,000
                                                            500,000     Gemstone Investors Limited,  7.71% due
                                                                        10/31/2004(a)                                        500,625
                                                                                                                         -----------
                                                                                                                           4,218,038
                      --------------------------------------------------------------------------------------------------------------
                      OIL & GAS - 0.1%                      265,000     CITGO Petroleum Corporation, 11.375%
                                                                        due 2/01/2011                                         312,03
                                                            325,000     McMoRan Exploration Co.,  5.25% due 10/06/2011
                                                                        (Convertible)                                         325,00
                                                                                                                         -----------
                                                                                                                              637,03
                      --------------------------------------------------------------------------------------------------------------
                      SEMICONDUCTORS &
                      SEMICONDUCTOR EQUIPMENT - 0.1%        625,000     LSI Logic Corporation,  4% due 11/01/2006
                                                                        (Convertible)                                        614,063
                      --------------------------------------------------------------------------------------------------------------
                      SOFTWARE - 0.1%                       325,000     Computer Associates International, Inc.,  5%
                                                                        due 3/15/2007 (Convertible)(a)                       377,000
                      --------------------------------------------------------------------------------------------------------------
                      TEXTILES, APPAREL &
                      LUXURY GOODS - 0.0%                   641,859     Galey & Lord, Inc., Term, 10.17% due
                                                                        9/05/2009 (j)                                        256,744
                      --------------------------------------------------------------------------------------------------------------
                      WIRELESS TELECOMMUNICATION
                      SERVICES - 0.1%                       800,000     Nextel Communications, Inc.,  5.25%
                                                                        due 1/15/2010 (Convertible)                          797,000
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL FIXED INCOME SECURITIES IN THE
                                                                        UNITED STATES                                     19,983,066
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN FIXED INCOME SECURITIES
                                                                        (COST - $94,874,298) - 18.6%                     106,220,751
------------------------------------------------------------------------------------------------------------------------------------
                                                         BENEFICIAL
                                                           INTEREST     OTHER INTERESTS (H)
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 0.0%  DIVERSIFIED
                      TELECOMMUNICATION
                      SERVICES - 0.0%             US$     1,400,000     AboveNet, Inc. (Litigation Trust Certificates)             0
                                                          2,577,870     WilTel Communications Group, Inc. (Litigation
                                                                        Trust Certificates)                                        0
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN OTHER INTERESTS (COST -
                                                                        $0) - 0.0%                                                 0
------------------------------------------------------------------------------------------------------------------------------------

                                                                        U.S. GOVERNMENT OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                        U.S. Treasury Notes:
                                                          1,250,000         4% due 6/15/2009                               1,286,426
                                                          4,625,000         4.75% due 5/15/2014                            4,854,807
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN U.S. GOVERNMENT OBLIGATIONS
                                                                        (COST - $5,875,669) -- 1.1%                        6,141,233
------------------------------------------------------------------------------------------------------------------------------------
                                                              FACE
                                                             AMOUNT     SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
JAPAN - 2.0%          TIME DEPOSITS                                     Japanese Time Deposit:
                                                  JPY   205,326,791         0.001% due 10/01/2004                          1,862,966
                                                      1,023,958,168         0.001% due 10/08/2004                          9,290,552
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL SHORT-TERM SECURITIES IN JAPAN              11,153,518
------------------------------------------------------------------------------------------------------------------------------------
                                                         BENEFICIAL
                                                           INTEREST
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES - 22.9%                             US$   130,377,252     Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                        Series I (d)                                     130,377,252
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL SHORT-TERM INVESTMENTS IN THE
                                                                        UNITED STATES                                    130,377,252
                      --------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                                        (COST - $141,528,406) - 24.9%                    141,530,770
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS (COST - $510,468,886)
                                                                         - 100.1%                                        569,746,621
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND (CONTINUED)

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                  (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
                                                          NUMBER OF
OPTIONS                                                   CONTRACTS     CALL OPTIONS WRITTEN                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
                                                                        3Com Corporation:
                                                                275         expiring January 2005 at USD 5,
                                                                            Broker UBS Warburg                           $   (4,125)
                                                                160         expiring January 2006 at USD 5,
                                                                            Broker UBS Warburg                              (12,000)
                                                                183     Circuit City Stores - Circuit City Group,
                                                                        expiring January 2005 at USD 12.5,                  (60,390)
                                                                        Broker Morgan Stanley
                                                                130     Computer Associates International, Inc.,
                                                                        expiring February 2005 at USD 25,                   (39,000)
                                                                        Broker Morgan Stanley
                                                                290     Compuware Corporation, expiring February 2005 at
                                                                        USD 5, Broker Deutsche Bank A.G.                    (23,200)
                                                                 97     Converse Technology, Inc., expiring October 2004
                                                                        at USD 22.5, Broker UBS Warburg                        (485)
                                                                        Corinthian Colleges, Inc.:
                                                                325         expiring February 2005 at USD 10, Broker
                                                                            Credit Suisse First Boston                     (139,750)
                                                                259         expiring February 2005 at USD 10, Broker
                                                                            UBS Warburg                                    (111,370)
                                                                        DoubleClick, Inc.:
                                                                327         expiring January 2005 at USD 5, Broker
                                                                            Credit Suisse First Boston                      (42,510)
                                                                321         expiring January 2005 at USD 5, Broker
                                                                            Deutsche Bank A.G.                              (41,730)
                                                                160     Informatica Corporation, expiring March 2005 at
                                                                        USD 5, Broker Deutsche Bank A.G.                    (24,800)
                                                                260     Intel Corporation, expiring April 2005 at
                                                                        USD 20, Broker Deutsche Bank A.G.                   (52,000)
                                                                        LSI Logic Corporation:
                                                                969         expiring January 2005 at USD 5, Broker
                                                                            UBS Warburg                                     (29,070)
                                                                160         expiring January 2005 at USD 5, Broker
                                                                            Wachovia Securities                              (4,800)
                                                                        Lucent Technologies, Inc.:
                                                                271         expiring January 2005 at USD 5, Broker
                                                                        Citigroup Global Markets                             (1,355)
                                                                292         expiring January 2005 at USD 5, Broker
                                                                            Credit Suisse First Boston                       (1,460)
                                                                131     Maytag Corporation, expiring January 2005 at
                                                                        USD 25, Broker Credit Suisse First Boston           (2,620)
                                                                        McDermott International, Inc.:
                                                                 55         expiring November 2004 at USD 7.5, Broker
                                                                            Citigroup Global Markets                        (24,750)
                                                                230         expiring November 2004 at USD 10, Broker
                                                                            Citigroup Global Markets                        (49,450)
                                                                 53         expiring February 2005 at USD 10, Broker
                                                                            Citigroup Global Markets                        (13,780)
                                                                142         expiring February 2005 at USD 10, Broker
                                                                            Deutsche Bank A.G.                              (36,920)
                                                                 87         expiring February 2005 at USD 12.5, Broker
                                                                            Citigroup Global Markets                        (10,875)
                                                                        Nokia Oyj (ADR):
                                                                165         expiring January 2005 at USD 12.5, Broker
                                                                            Citigroup Global Markets                        (30,525)
                                                                190         expiring January 2005 at USD 12.5, Broker
                                                                            Morgan Stanley                                  (35,150)
                                                                131         expiring January 2005 at USD 15, Broker
                                                                            Morgan Stanley                                   (7,205)
                                                                        Nortel Networks Corporation:
                                                              1,100         expiring January 2005 at USD 5, Broker
                                                                            UBS Warburg                                     (11,000)
                                                                656         expiring January 2006 at USD 2.5, Broker
                                                                            Morgan Stanley                                  (95,120)
                                                              1,554         expiring January 2006 at USD 2.5, Broker
                                                                            UBS Warburg                                    (225,330)
                                                                        Siebel Systems, Inc.:
                                                                323         expiring November 2004 at USD 7.5, Broker
                                                                            Credit Suisse First Boston                      (16,150)
                                                                326         expiring February 2005 at USD 7.5, Broker
                                                                            Citigroup Global Markets                        (34,230)
                                                                646         expiring January 2006 at USD 7.5, Broker
                                                                            Citigroup Global Markets                       (113,050)
                                                                259     Tenet Healthcare Corporation, expiring January
                                                                        2005 at USD 10, Broker Morgan Stanley               (41,440)
                                                                        Toys 'R' Us, Inc.:
                                                                 66         expiring January 2005 at USD 15, Broker
                                                                            Morgan Stanley                                  (21,120)
                                                                123         expiring March 2005 at USD 15, Broker
                                                                            Morgan Stanley                                  (43,050)
                                                                124     Tyson Foods, Inc. (Class A), expiring January
                                                                        2005 at USD 17.5, Broker Morgan Stanley              (6,820)
                                                                        webMethods, Inc.:
                                                                 25         expiring October 2004 at USD 7.5, Broker
                                                                            UBS Warburg                                        (250)
                                                                640         expiring January 2005 at USD 5, Broker
                                                                            Citigroup Global Markets                        (51,200)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED
                                                                         - $1,540,953) - 0.2%                            (1,458,080)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                                        (COST - $508,927,933***)  - 99.9%                568,288,541
                                                                        OTHER ASSETS LESS LIABILITIES - 0.1%                 705,567
                                                                                                                         -----------
                                                                        NET ASSETS - 100.0%                              568,994,108
-------------------------------------------------------------------------------------------------------------------------===========

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GLOBAL ALLOCATION V.I. FUND (CONCLUDED)

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004
------------------------------------------------------------------------------------------------------------------------------------
                      (a)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
                      (b)Represents a zero coupon or step bond; the interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
                      (c)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
                      (d)Investments in companies considered to be an affiliate of the Fund (such companies are defined as
                         "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                      ---------------------------------------------------------------------------------------------------
                                                                                                                DIVIDEND/
                                                                               NET                               INTEREST
                      AFFILIATE                                           ACTIVITY                                 INCOME
                      ---------------------------------------------------------------------------------------------------
                      Merrill Lynch Liquidity Series, LLC
                          Cash Sweep Series I                         $ 54,179,246                            $ 1,159,921
                      Merrill Lynch Liquidity Series, LLC
                          Money Market Series                         $   (346,238)                           $     2,234
                      Merrill Lynch Premier
                          Institutional Fund                              (115,412)                           $       650
                      ---------------------------------------------------------------------------------------------------
                      (e)The rights entitle the holder to cash distributions future litigation settlements.
                      (f)Floating rate note.
                      (g)All or a portion of security held as collateral in connection with open financial futures contracts.
                      (h)Other interests represent beneficial interest in liquidation trusts and are non-income producing.
                      (i)Received through a bonus issue from Companhia Vale do rio Doce. As of September 30, 2004, the
                         bonds have not commenced trading and the coupon rate has not been determined. This security is a perpetual bond and has no definite maturity date.
                      (j)Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically redetermined by references to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one of more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one of more major U.S. banks, or (iii) the certificate of deposit rate.
                      (k)The rights may be exercised until 10/6/2004.
                      (l)Restricted security as to resale.

                      -------------------------------------------------------------------------------------------
                                                                ACQUISITION
                      ISSUE                                            DATE                 COST           VALUE
                      -------------------------------------------------------------------------------------------
                      Koninklijke Ahold NV (ADR)                 12/11/2003             $179,139       $ 192,671
                      -------------------------------------------------------------------------------------------

                        # For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
                        + Non-income producing security.
                        * American Depositary Receipts (ADR).
                       ** Global Depositary Receipts (GDR).
                      *** The cost and unrealized appreciation/depreciation on investments,net of options written, as of
                          September 30, 2004, as computed for federal income tax purposes were as follows:

                                   Aggregate cost                                             $ 511,548,587
                                                                                              ==============
                                   Gross unrealized appreciation                               $ 75,841,898
                                   Gross unrealized depreciation                                (19,101,944)
                                                                                              --------------
                                   Net unrealized appreciation                                 $ 56,739,954
                                                                                              ==============

                      Financial futures contracts purchased as September 30, 2004 were are follows:
                      --------------------------------------------------------------------------------------------------------------
                                                                                                                          UNREALIZED
                      NUMBER OF                                                       EXPIRATION                       APPRECIATION/
                      CONTRACTS          ISSUE                   EXCHANGE             DATE         FACE VALUE           DEPRECIATION
                      --------------------------------------------------------------------------------------------------------------
                              31         FTSE                    LIFFE                Dec 2004     $ 2,565,242           $   17,418
                             131         Nikkei 225 Index        OSAKA                Dec 2004      13,073,272             (129,571)
                      --------------------------------------------------------------------------------------------------------------
                      TOTAL UNREALIZED DEPRECIATION - NET                                                                $ (112,153)
                      --------------------------------------------------------------------------------------------------------------

                      Financial futures contracts sold as of September 30, 2004 were are follows:
                      --------------------------------------------------------------------------------------------------------------
                      NUMBER OF                                                       EXPIRATION                        UNREALIZED
                      CONTRACTS          ISSUE                   EXCHANGE             DATE         FACE VALUE           DEPRECIATION
                      --------------------------------------------------------------------------------------------------------------
                              7          DJ Euro Stoxx 50        Euronext Paris       Dec. 2004    $236,530              $ 1,077
                      --------------------------------------------------------------------------------------------------------------

                      Forward foreign exchange contracts as of September 30, 2004 were as follows:
                      --------------------------------------------------------------------------------------------------------------
                      FOREIGN                               SETTLEMENT                                                   UNREALIZED
                      CURRENCY SOLD                             DATE                                                   DEPRECIATION
                      --------------------------------------------------------------------------------------------------------------
                      EUR                                    October 2004                                                  $(14,180)
                      --------------------------------------------------------------------------------------------------------------
                      TOTAL UNREALIZED DEPRECIATION ON FORWARD FOREIGN EXCHANGE
                      CONTRACTS - NET (US$ COMMITMENT - $1,023,975)                                                        $(14,180)
                                                                                                                       =============

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                     FACE
                                    AMOUNT           U.S. GOVERNMENT & AGENCY OBLIGATIONS                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage                       Fannie Mae Guaranteed Pass-Through Certificates:
Obligations+ - 48.2%             $ 47,209,054    ACES, Series 2002-M2, Class N,  1.532% due 8/25/2012(b)                $  4,371,067
                                    3,955,033    ACES, Series 2002-W11, Class AV1,  2.103% due 11/25/2032(a)               3,958,286
                                  129,548,793    Grantor Trust, Series 2003-T1, Class IO,  0.546% due 11/25/2012(b)        4,795,119
                                    5,238,309    Series 2003-27, Class FP,  2.233% due 6/25/2028(a)                        5,250,740
                                    8,010,835    Series 2003-33, Class LF,  2.283% due 7/25/2017(a)                        8,022,666
                                    9,548,316    Series 2003-34, Class FS,  2.333% due 1/25/2032(a)                        9,546,109
                                    6,588,213    Series 2003-41, Class YF,  2.233% due 6/25/2028(a)                        6,590,787
                                    6,662,315    Series 2003-48, Class HA,  3.50% due 11/25/2017                           6,587,213
                                    3,867,675    Whole Loan, Series 2003-W16, Class AF1,  2.023% due 11/25/2033(a)         3,868,729
                                              Freddie Mac Mortgage Participation Certificates(a):
                                   12,944,935    Series 2564, Class OF,  2.17% due 2/15/2026                              12,943,292
                                   12,340,033    Series 2594, Class DF,  2.17% due 12/15/2027                             12,349,001
                                   11,662,319    Series 2614, Class EF,  2.27% due 12/15/2017                             11,676,893
                                              Ginnie Mae MBS Certificates:
                                    6,700,000    Series 2002-83, Class B,  4.695% due 12/16/2024                           6,835,309
                                   59,931,314    Series 2002-83, Class IO,  1.574% due 10/16/2042(b)                       3,635,493
                                   66,314,456    Series 2002-94, Class XB,  2.349% due 11/16/2007(b)                       2,419,576
                                    7,000,000    Series 2003-17, Class C,  4.825% due 7/16/2031                            6,915,654
                                   95,680,882    Series 2003-17, Class IO,  1.24% due 3/16/2043(b)                         5,785,703
                                    6,217,292    Series 2003-49, Class C,  4.485% due 10/16/2033                           5,912,762
                                   13,250,000    Series 2003-108, Class C,  4.919% due 2/16/2034                          13,530,681
                                   43,710,110    Series 2003-109, Class IO,  1.098% due 11/16/2043(b)                      2,499,672
                                   29,157,028    Series 2004-9, Class IO,  1.383% due 3/16/2034(a)(b)                      1,812,587
                                   45,361,794    Series 2004-43, Class IO,  1.121% due 6/16/2044(b)                        2,622,479
                                    3,290,606    Series 2004-43, Class Z,  4.50% due 6/16/2044                             2,566,673
                                    3,302,072    Series 2004-45, Class Z,  5.75% due 6/16/2045                             3,454,019
                                   65,883,740    Series 2004-57, Class IO,  1.13% due 7/16/2044(b)                         3,901,553
                                    6,500,000    Series 2004-77, Class AB,  4.368% due 6/16/2016                           6,508,125
                                   65,000,000    Series 2004-77, Class IO,  1.065% due 9/16/2044(b)                        3,889,844
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST-$164,121,038)              109,259,316
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Guaranteed                         Fannie Mae Guaranteed Pass-Through Certificates:
Pass-Through Certificates - 6.9%      998,236    8% due 4/01/2008                                                          1,052,483
                                      829,026    5.50% due 12/01/2017                                                        858,691
                                    1,468,648    4.50% due 9/01/2018                                                       1,467,813
                                    4,244,936    5% due 10/15/2019                                                         4,311,263
                                       72,505    7% due 10/01/2028                                                            77,047
                                      140,933    7% due 12/01/2028                                                           149,761
                                       28,033    7% due 2/01/2029                                                             29,772
                                      213,678    7% due 3/01/2029                                                            226,938
                                      336,242    7% due 5/01/2029                                                            357,107
                                      110,902    7% due 5/01/2029                                                            117,849
                                    1,155,214    7% due 6/01/2029                                                          1,226,902
                                      330,342    7% due 6/01/2029                                                            351,033
                                      284,382    7% due 7/01/2029                                                            302,029
                                       47,422    7% due 7/01/2029                                                             50,364
                                        5,353    7% due 2/01/2030                                                              5,681
                                       84,340    8% due 2/01/2030                                                             91,846
                                       17,391    8% due 12/01/2030                                                            18,920
                                        2,608    8% due 1/01/2031                                                              2,837
                                      148,736    8% due 2/01/2031                                                            161,816

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                     FACE
                                    AMOUNT           U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Guaranteed                         Fannie Mae Guaranteed Pass-Through Certificates (concluded):
Pass-Through Certificates-       $  1,416,174    7.50% due 5/01/2032                                                    $  1,516,664
(concluded)                         8,291,550    6.50% due 9/01/2032                                                       8,703,367
                                      472,039    8% due 11/01/2032                                                           513,550
                                    1,479,194    6.50% due 2/01/2033                                                       1,552,661
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL FANNIE MAE GUARANTEED PASS-THROUGH CERTIFICATES (COST-$22,803,138)    23,146,394
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac Mortgage                          Freddie Mac Mortgage Participation Certificates:
Participation                       1,239,013    6.50% due 3/01/2016                                                       1,312,039
Certificates - 9.3%                 2,663,870    6% due 4/01/2016                                                          2,796,294
                                      855,332    6.50% due 5/01/2016                                                         905,400
                                    1,671,935    6% due 4/01/2017                                                          1,753,287
                                      637,053    6% due 5/01/2017                                                            668,049
                                    1,144,112    5.50% due 11/01/2017                                                      1,184,397
                                    4,601,600     5% due 10/15/2019                                                        4,672,060
                                           97    6.50% due 7/01/2029                                                             102
                                      104,071    7% due 7/01/2029                                                            110,554
                                       26,772    7.50% due 8/01/2029                                                          28,745
                                      279,588    8% due 12/01/2029                                                           304,245
                                      308,998    8% due 4/01/2030                                                            336,036
                                      155,600    8% due 7/01/2030                                                            169,215
                                    1,252,884    7% due 3/01/2031                                                          1,329,758
                                       17,097    7.50% due 9/01/2031                                                          18,351
                                    1,868,792    6% due 6/01/2034                                                          1,932,347
                                    6,088,153    5.50% due 10/15/2034                                                      6,169,966
                                    7,412,300    6% due 10/15/2034                                                         7,653,200
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL FREDDIE MAC MORTGAGE PARTICIPATION CERTIFICATES (COST-$31,094,981)    31,344,045
------------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae MBS                                Ginnie Mae MBS Certificates:
Certificates - 26.3%                4,601,000    4.90% due 3/15/2005                                                       4,631,215
                                    1,868,735    5% due 11/15/2005                                                         1,890,366
                                    9,871,265    5% due 11/15/2005                                                         9,887,147
                                    6,275,000    5.47% due 12/15/2005                                                      6,517,234
                                    2,778,000    4.55% due 11/15/2006                                                      2,711,675
                                    3,280,000    5.05% due 7/15/2008                                                       3,329,643
                                    2,881,000    5.15% due 8/15/2008                                                       2,922,328
                                    2,830,000    5.55% due 12/15/2009                                                      2,974,482

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                     FACE
                                    AMOUNT           U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONCLUDED)                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae MBS                                Ginnie Mae MBS Certificates (concluded):
Certificates (concluded)         $  5,145,000    5.525% due 12/15/2035                                                  $  5,323,521
                                   11,730,424    5.13% due 4/01/2044                                                      11,761,334
                                    6,390,000    5.10% due 10/15/2044                                                      6,526,011
                                    2,122,000    5.25% due 10/15/2044                                                      2,191,708
                                    4,157,000    5.38% due 5/15/2045                                                       4,337,360
                                    3,130,000    5.55% due 5/15/2045                                                       3,244,201
                                    3,500,000    5.30% due 6/15/2045                                                       3,599,309
                                    1,517,425    5.60% due 8/15/2045                                                       1,588,896
                                    1,592,575    5.60% due 8/15/2045                                                       1,650,682
                                    7,958,493    5.25% due 9/30/2045                                                       8,048,854
                                    2,041,507    5.25% due 12/15/2045                                                      2,064,686
                                    3,269,576    5.13% due 3/15/2046                                                       3,278,191
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL GINNIE MAE MBS CERTIFICATES (COST-$89,812,977)                        88,478,843
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds                           U.S. Treasury Bonds:
& Notes - 5.0%                      2,590,000    8.125% due 8/15/2019                                                      3,545,770
                                    8,610,000    7.25% due 8/15/2022                                                      11,086,047
                                    2,000,000 U.S. Treasury Notes,  6.875% due 5/15/2006                                   2,140,312
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. TREASURY BONDS & NOTES (COST-$16,262,185)                        13,226,359
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation
Indexed Notes-1.4%                  4,284,558 U.S. Treasury Inflation Indexed Notes,  3.50% due 1/15/2011          4,849,417
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. TREASURY INFLATION INDEXED NOTES (COST-$4,619,887)                4,849,417
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST-$328,714,206) - 97.1%     270,304,374
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                              NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage            12,530,617 Countrywide Home Loans, Series 2003-10, Class A6,  2.283% due             12,536,560
Obligations+ -9.6 %                           5/25/2033(a)
                                    1,113,547 GMAC Mortgage Corporation Loan Trust, Series 2003-GH2, Class A1,  2.133%     1,113,785
                                              due 7/25/2012(a)
                                    7,403,230 GS Mortgage Securities Corporation II, Series 2003-FL6A, Class A1,  2.02%    7,406,756
                                              due 11/15/2015(a)
                                    3,651,486 Greenwich Capital Commercial Funding Corporation, Series 2003-FL1,           3,652,123
                                              Class A,  2.16% due 7/05/2018(a)
                                    5,600,000 Wachovia Bank Commercial Mortgage Trust, Series 2003-WHL2, Class A3,         5,601,161
                                              2.19% due 6/15/2013(a)
                                    1,913,285 Washington Mutual, Series 2002-AR19, Class A8,  4.556% due 2/25/2033         1,911,049
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL NON-U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST-$28,588,854) - 9.6%    32,221,434
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                  REPURCHASE AGREEMENTS
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 6.2%       21,000,000 Morgan Stanley & Co., Inc., purchased on 9/30/2004 to yield  1.85% to       21,000,000
                                              10/01/2004, repurchase price $21,001,079, collateralized by FHARM 2.51%
                                              due 11/01/2042
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL REPURCHASE AGREEMENTS  (COST -$21,000,000) - 6.2%                     21,000,000
------------------------------------------------------------------------------------------------------------------------------------
                                              SMALL BUSINESS ADMINISTRATION
------------------------------------------------------------------------------------------------------------------------------------
Small Business                      4,199,652 Small Business Administration Participation Certificates, Series 2003-20F,   4,059,154
Administration - 1.2%                         Class 1, 4.07% due 6/01/2023
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL SMALL BUSINESS ADMINISTRATION (COST-$4,199,652) - 1.2%                 4,059,154
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF
OPTIONS                           CONTRACTS                    ISSUE
------------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased-0.0%         28++      LIBOR Linked Floor, expiring April 2005 at $.015,                                  280
                                              Broker J.P. Morgan Chase Bank
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL OPTIONS PURCHASED (PREMIUMS PAID -$16,800) - 0.0%                            280
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS (COST-$382,519,512)- 114.1%                              384,121,728
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   19.5++     CPI Linked Floor, expiring April 2009 at $1.00,                               (31,200)
Call Options Written-0.0%                     Broker Morgan Stanley Capital Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED -$31,200) - 0.0%                     (31,200)
------------------------------------------------------------------------------------------------------------------------------------
                                              TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN (COST-$382,488,312*) - 114.1%    384,090,528
                                              LIABILITIES IN EXCESS OF OTHER ASSETS - (14.1%)                           (47,598,171)
                                                                                                                        ------------
                                              NET ASSETS - 100.0%                                                       $336,492,357
                                                                                                                        ============

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)



* The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                         $  382,570,722
                                             ==============
      Gross unrealized appreciation          $    3,806,144
      Gross unrealized depreciation              (2,286,338)
                                             --------------
      Net unrealized appreciation            $    1,519,806
                                             ==============


+ Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

++    One contract represents a notional amount of $1,000,000.

(a)   Floating rate note.

Investments in companies considered to be an affiliate of the Fund (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                          NET        DIVIDEND
      AFFILIATE                                      ACTIVITY          INCOME
      -----------------------------------------------------------------------
      Merrill Lynch Premier Institutional Fund   $(8,155,000)         $ 6,983
      -----------------------------------------------------------------------

(b)   Represents the interest only portion of a mortgage-backed obligation.

      Swap contracts outstanding as of September 30, 2004 were follows:

                                                                                          NOTIONAL            UNREALIZED
                                                                                            AMOUNT          DEPRECIATION
      ------------------------------------------------------------------------------------------------------------------
      Pay 3.50% on Tips adjusted principal interest and receive a fixed rate of
      4.17% interest

      Broker, Morgan Stanley Capital Services Inc.
      Expires January 2011                                                                $  4,725,000      $   (48,541)

      Receive a variable return equal to Lehman Brothers U.S. Treasury Index
      Total Return and pay a floating rate based on 1-month USD LIBOR, minus
      .20% interest

      Broker, Lehman Brothers Special Finance.
      Expires December 2004                                                               $ 28,000,000                 -

      Receive a variable return equal to 3-month USD LIBOR and pay a fixed rate of 4.83% interest

      Broker, J.P. Morgan Chase Bank
      Expires May 2014                                                                    $ 75,800,000       (1,952,797)

      Receive a variable return equal to 3-month USD LIBOR and pay a fixed rate of 3.25% interest

      Broker, Lehman Brothers Special Finance.
      Expires May 2007                                                                    $  6,500,000           (9,564)

      Receive a variable return equal to Lehman Brothers MBS Fixed Rate Index
      Total Return and pay a floating rate based on 1-month USD LIBOR, minus
      .17% interest

      Broker, UBS Warburg
      Expires November 2004                                                               $ 16,800,000                 -

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - GOVERNMENT BOND V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)


      Swap contracts outstanding as of September 30, 2004 were follows (concluded):

                                                                                          NOTIONAL            UNREALIZED
                                                                                           AMOUNT           DEPRECIATION
      ------------------------------------------------------------------------------------------------------------------
      Receive a variable return equal to Lehman Brothers U.S. Treasury Index
      Total Return and pay a floating rate based on 1-month USD LIBOR, minus
      .15% interest

      Broker, Lehman Brothers Special Finance.
      Expires March 2005                                                                  $ 24,500,000                 -

      Receive a variable return equal to Lehman Brothers MBS Fixed Rate Index
      Total Return and pay a floating rate based on 1-month USD LIBOR, minus
      .13% interest

      Broker, Lehman Brothers Special Finance.
      Expires April 2005                                                                  $ 10,000,000                 -

      Receive a variable return equal to Lehman Brothers MBS Fixed Rate Index
      Total Return and pay a floating rate based on 1-month USD LIBOR, minus
      .11% interest

      Broker, UBS Warburg
      Expires February 2005                                                               $ 26,000,000                 -

      Receive a variable return equal to Lehman Brothers CMBS Investment Grade
      Spread Return and pay a floating rate based on 1-month USD LIBOR, minus
      .65% interest

      Broker, Deutsche Bank AG London
      Expires October 2004                                                                $ 8,000,000                  -
      ------------------------------------------------------------------------------------------------------------------
      Total                                                                                                 $(2,010,902)
                                                                                                            ============

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                           S&P         MOODY'S      FACE
INDUSTRY #                 RATINGS     RATINGS      AMOUNT               CORPORATE BONDS                                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE &                B+          B1         $   1,600,000      Armor Holdings, Inc.,
                                                                     8.25% due 8/15/2013                           $       1,764,000
DEFENSE - 1.5%             B           B2               450,000      DRS Technologies, Inc.,
                                                                     6.875% due 11/01/2013                                   468,000
                           B           B3               250,000      Hexcel Corporation,
                                                                     9.875% due 10/01/2008                                   280,000
                           B           B3               400,000      K & F Industries, Inc.,
                                                                     9.625% due 12/15/2010                                   445,000
                           B-          Caa1             275,000      Standard Aero Holdings, Inc.,
                                                                     8.25% due 9/01/2014(e)                                  284,625
                           B-          B3               400,000      TD Funding Corp.,
                                                                     8.375% due 7/15/2011                                    428,000
                           B           B2             1,075,000      The Titan Corporation,
                                                                     8% due 5/15/2011                                      1,118,000
                                                                                                                    ----------------
                                                                                                                           4,787,625
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.4%            BB          B1             2,500,000      American Airlines, Inc.,
                                                                     7.80% due 4/01/2008                                   2,079,252
                           BB-         B2             2,839,684      Continental Airlines, Inc.,
                                                                     7.033% due 6/15/2011                                  2,193,031
                                                                                                                    ----------------
                                                                                                                           4,272,283
------------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.2%          CCC+        B3               400,000      Advanced Accessory Systems,
                                                                     10.75% due 6/15/2011                                    376,000
                           B           B3             2,150,000      Asbury Automotive Group, Inc.,
                                                                     8% due 3/15/2014                                      2,117,750
                           B-          B3             1,000,000      Autocam Corporation,
                                                                     10.875% due 6/15/2014(e)                                997,500
                           B-          B3               250,000      Keystone Automotive Operations, Inc.,
                                                                     9.75% due 11/01/2013                                    268,750
                                                                     Metaldyne Corporation:
                           B           Caa1           1,805,000          11% due 6/15/2012                                 1,434,975
                           B           B3             1,000,000          10% due 11/01/2013(e)                               930,000
                           BB-         B1               446,000      TRW Automotive Inc.,
                                                                     9.375% due 2/15/2013                                    509,555
                           B-          B2               375,000      Tenneco Automotive Inc.,
                                                                     10.25% due 7/15/2013                                    427,500
                                                                                                                    ----------------
                                                                                                                           7,062,030
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.9%        B+          Ba3              500,000      Entercom Radio, LLC,
                                                                     7.625% due 3/01/2014                                    537,500
                           CCC         B3               750,000      Granite Broadcasting Corporation,
                                                                     9.75% due 12/01/2010                                    693,750
                           B-          B3             1,750,000      NextMedia Operating, Inc.,
                                                                     10.75% due 7/01/2011                                  1,970,937
                           B-          B3               972,000      Salem Communications Holding Corporation,
                                                                     9% due 7/01/2011                                      1,064,340
                           B           B2             1,000,000      Sinclair Broadcast Group, Inc.,
                                                                     8% due 3/15/2012                                      1,037,500
                           B           B2               675,000      Young Broadcasting Inc.,
                                                                     8.50% due 12/15/2008                                    717,188
                                                                                                                    ----------------
                                                                                                                           6,021,215
------------------------------------------------------------------------------------------------------------------------------------
CABLE -                    NR*         Ca             1,000,000      Cable Satisfaction International, Inc.,
                                                                     12.75% due 3/01/2010 (Convertible)(c)                   145,000
INTERNATIONAL - 0.2%       B-          B3               325,000      NTL Cable PLC,  8.75% due 4/15/2014(e)                  351,813
                                                                                                                    ----------------
                                                                                                                             496,813
------------------------------------------------------------------------------------------------------------------------------------
CABLE - U.S. - 2.0%        CCC-        Caa1             409,637      Avalon Cable LLC,
                                                                     11.875% due 12/01/2008                                  429,094
                           CCC-        Caa1           1,500,000      CCH II, LLC,
                                                                     10.25% due 9/15/2010                                  1,531,875
                           BB-         B1             2,200,000      CSC Holdings, Inc.,
                                                                     6.75% due 4/15/2012(e)                                2,205,500
                           CCC-        Ca             1,000,000      Charter Communications Holdings, LLC,
                                                                     10.75% due 10/01/2009                                   820,000
                           B           B2               475,000      Inmarsat Finance PLC,
                                                                     7.625% due 6/30/2012(e)                                 471,437
                           CCC+        B3               750,000      Rainbow National Services LLC,
                                                                     8.75% due 9/01/2012(e)                                  778,125
                                                                                                                    ----------------
                                                                                                                           6,236,031
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                           S&P         MOODY'S      FACE
INDUSTRY #                 RATINGS     RATINGS      AMOUNT               CORPORATE BONDS                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 7.6%           B-          B3         $   1,300,000      BCP Caylux Holdings Luxembourg SCA,
                                                                     9.625% due 6/15/2014(e)                       $       1,404,000
                                                                     Crompton Corporation(e):
                           B           B1               250,000          7.67% due 8/01/2010(f)                              260,000
                           B           B1               750,000          9.875% due 8/01/2012                                787,500
                           B           B2             1,500,000      Ethyl Corporation,
                                                                     8.875% due 5/01/2010                                  1,620,000
                           CCC+        NR*              900,000      HMP Equity Holdings Corporation,
                                                                     14.939% due 5/15/2008(d)                                567,000
                           NR*         B3               750,000      Hanna (M.A.) Company,
                                                                     6.875% due 12/01/2004                                   753,750
                           B-          B3             1,400,000      Huntsman International LLC,
                                                                     9.875% due 3/01/2009                                  1,543,500
                           BB-         B1               500,000      ISP Chemco Inc.,
                                                                     10.25% due 7/01/2011                                    557,500
                           B-          B3               250,000      Innophos, Inc.,
                                                                     8.875% due 8/15/2014(e)                                 266,250
                           B+          B1               675,000      Invista,  9.25% due 5/01/2012(e)                        720,563
                           BB-         Ba3            1,000,000      MacDermid, Inc.,
                                                                     9.125% due 7/15/2011                                  1,115,000
                                                                     Nalco Company:
                           B-          B2               500,000          7.75% due 11/15/2011                                530,000
                           B-          Caa1             425,000          8.875% due 11/15/2013                               456,875
                           B-          Caa2           5,000,000      Nalco Finance Holdings Inc.,
                                                                     9.139% due 2/01/2014(d)(e)                            3,550,000
                           BB-         B2             2,400,000      Omnova Solutions Inc.,
                                                                     11.25% due 6/01/2010                                  2,688,000
                           B+          B3             1,250,000      PolyOne Corporation,
                                                                     10.625% due 5/15/2010                                 1,368,750
                           CCC+        B3             2,250,000      Rhodia SA,  7.625% due 6/01/2010                      2,098,125
                           B-          B3             1,250,000      Rockwood Specialties Group, Inc.,
                                                                     10.625% due 5/15/2011                                 1,375,000
                           B-          Caa1           1,175,000      Terra Capital, Inc.,
                                                                     11.50% due 6/01/2010                                  1,327,750
                           B-          B3               300,000      United Agri Products, Inc.,
                                                                     8.25% due 12/15/2011(e)                                 324,000
                           BB-         Ba2              825,000      Westlake Chemical Corporation,
                                                                     8.75% due 7/15/2011                                     926,063
                                                                                                                    ----------------
                                                                                                                          24,239,626
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES -        B-          Caa1             325,000      Simmons Company,
                                                                     7.875% due 1/15/2014(e)                                 338,000
0.3%                       B           B2               610,000      Tempur-Pedic, Inc.,
                                                                     10.25% due 8/15/2010                                    693,875
                                                                                                                    ----------------
                                                                                                                           1,031,875
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-DURABLES -    B-          B3               250,000      American Achievement Corporation,
                                                                     8.25% due 4/01/2012                                     262,500
3.8%                       B-          B3               650,000      Amscan Holdings, Inc.,
                                                                     8.75% due 5/01/2014(e)                                  663,000
                           B+          B1             1,325,000      Armkel LLC/Armkel Finance,
                                                                     9.50% due 8/15/2009                                   1,444,250
                           B-          B2             2,525,000      Chattem, Inc.,
                                                                     7% due 3/01/2014                                      2,569,187
                           B-          B3               775,000      Elizabeth Arden, Inc.,
                                                                     7.75% due 1/15/2014                                     813,750
                           B           B3               325,000      Hines Nurseries, Inc.,
                                                                     10.25% due 10/01/2011                                   344,500
                           BB          Ba3              250,000      K2 Inc.,  7.375% due 7/01/2014(e)                       265,000
                           B+          B2               300,000      North Atlantic Trading Company, Inc.,
                                                                     9.25% due 3/01/2012                                     288,000
                           B           B2             1,500,000      Playtex Products, Inc.,
                                                                     8% due 3/01/2011                                      1,590,000
                           B-          B3               125,000      Riddell Bell Holdings, Inc.,
                                                                     8.375% due 10/01/2012(e)                                127,031
                           B-          B3             3,000,000      Solo Cup Company,  8.50% due 2/15/2014                2,955,000
                           B-          B3               750,000      United Industries Corporation,
                                                                     9.875% due 4/01/2009                                    783,750
                                                                                                                    ----------------
                                                                                                                          12,105,968
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                           S&P         MOODY'S      FACE
INDUSTRY #                 RATINGS     RATINGS      AMOUNT               CORPORATE BONDS                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 5.9%   B           B2         $     625,000      Cadmus Communications Corporation,
                                                                     8.375% due 6/15/2014(e)                       $         673,437
                           B           B3             1,700,000      Cenveo Inc.,  7.875% due 12/01/2013                   1,657,500
                           B           B3               700,000      Dex Media, Inc.,  8% due 11/15/2013                     735,000
                                                                     Dex Media East LLC:
                           B           B1               400,000           9.875% due 11/15/2009                              460,000
                           B           B2               334,000          12.125% due 11/15/2012                              415,830
                                                                     Dex Media West LLC:
                           B           B1             2,800,000           8.50% due 8/15/2010                              3,178,000
                           B           B2             1,484,000           9.875% due 8/15/2013                             1,743,700
                           B-          B2             2,100,000      Houghton Mifflin Company,
                                                                     8.25% due 2/01/2011                                   2,194,500
                           B           Ba3              500,000      Lamar Media Corporation,
                                                                     7.25% due 1/01/2013                                     537,500
                           BBB-        Baa3           1,000,000      Liberty Media Corporation,
                                                                     0.75% due 3/30/2023 (Convertible)                     1,073,750
                           CCC+        Caa1             800,000      Nebraska Book Company, Inc.,
                                                                     8.625% due 3/15/2012                                    796,000
                           B           B1               385,000      PEI Holdings, Inc.,
                                                                     11% due 3/15/2010                                       447,081
                           B           B3             2,000,000      Primedia Inc.,
                                                                     7.625% due 4/01/2008                                  1,975,000
                           B+          B2               550,000      R.H. Donnelley Financial Corporation I,
                                                                     10.875% due 12/15/2012(e)                               666,875
                           B-          B2             1,000,000      Universal City Development Partners, Ltd.,
                                                                     11.75% due 4/01/2010                                  1,165,000
                           BB-         B1               971,000      Yell Finance BV,
                                                                     10.75% due 8/01/2011                                  1,126,360
                                                                                                                    ----------------
                                                                                                                          18,845,533
------------------------------------------------------------------------------------------------------------------------------------
ENERGY-EXPLORATION &       B-          B3               250,000      Belden & Blake Corporation,
                                                                     8.75% due 7/15/2012(e)                                  266,250
PRODUCTION - 2.4%          B-          B3             1,500,000      El Paso Production Holding Company,
                                                                     7.75% due 6/01/2013                                   1,503,750
                           B           B2               450,000      Encore Acquisition Company,
                                                                     6.25% due 4/15/2014                                     450,000
                           B           B2             1,500,000      Plains Exploration & Production Company,
                                                                     8.75% due 7/01/2012                                   1,683,750
                                                                     Tri-Union Development Corporation(c):
                           D           Caa2           1,701,000           12.50% due 6/01/2006                             1,318,275
                           D           Caa2             125,000           12.50% due 6/01/2006(e)                             96,875
                           BB+         Ba2            2,000,000      Western Oil Sands Inc.,
                                                                     8.375% due 5/01/2012                                  2,305,000
                                                                                                                    ----------------
                                                                                                                           7,623,900
------------------------------------------------------------------------------------------------------------------------------------
ENERGY-OTHER - 4.7%        BB-         B2             2,400,000      AmeriGas Partners, LP,
                                                                     8.875% due 5/20/2011                                  2,646,000
                           NR*         Caa3           2,761,000      Energy Corporation of America,
                                                                     9.50% due 5/15/2007                                   2,650,560
                           B           B2               650,000      Ferrellgas Partners LP,
                                                                     8.75% due 6/15/2012                                     715,000
                           B+          B2               750,000      North American Energy Partners,
                                                                     8.75% due 12/01/2011(e)                                 731,250
                           CCC         B3             2,600,000      Ocean Rig Norway AS,
                                                                     10.25% due 6/01/2008                                  2,652,000
                           BB          Ba2            1,000,000      Pacific Energy Partners, LP,
                                                                     7.125% due 6/15/2014(e)                               1,082,500
                           BB-         B1             1,500,000      SESI, LLC,  8.875% due 5/15/2011                      1,638,750
                           B           B3             1,250,000      Star Gas Partners, LP,
                                                                     10.25% due 2/15/2013                                  1,368,750
                           B           B1             1,500,000      Suburban Propane Partners, LP,
                                                                     6.875% due 12/15/2013                                 1,545,000
                                                                                                                    ----------------
                                                                                                                          15,029,810
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 0.3%           B           B3             1,000,000      Refco Finance Holdings LLC,
                                                                     9% due 8/01/2012(e)                                   1,067,500
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                           S&P         MOODY'S      FACE
INDUSTRY #                 RATINGS     RATINGS      AMOUNT               CORPORATE BONDS                                  VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOOD & TOBACCO - 3.7%      B           B3         $     950,000      American Seafoods Group LLC,
                                                                     10.125% due 4/15/2010                         $       1,016,500
                           NR*         NR*              329,669      Archibald Candy Corporation,
                                                                     10% due 11/01/2007(a)(c)                                 75,824
                           B           B2               250,000      Chiquita Brands International, Inc.,
                                                                     7.50% due 11/01/2014(e)                                 250,000
                                                                     Commonwealth Brands, Inc.(e):
                           NR*         NR*            1,300,000           9.75% due 4/15/2008                              1,352,000
                           NR*         NR*            2,000,000           10.625% due 9/01/2008                            2,080,000
                           B           B2               975,000      Del Monte Corporation,
                                                                     8.625% due 12/15/2012                                 1,084,688
                           CCC         B3             1,200,000      Doane Pet Care Company,
                                                                     10.75% due 3/01/2010                                  1,281,000
                           B+          B2               425,000      Dole Food Company, Inc.,
                                                                     8.875% due 3/15/2011                                    462,187
                           B-          B2               273,000      Domino's, Inc.,
                                                                     8.25% due 7/01/2011                                     295,522
                           B-          B3             1,375,000      Merisant Company,
                                                                     9.50% due 7/15/2013(e)                                1,306,250
                           NR*         WR             1,000,000      New World Pasta Company,
                                                                     9.25% due 2/15/2009(c)                                   50,000
                           BB          Ba2            1,000,000      Smithfield Foods, Inc.,
                                                                     8% due 10/15/2009                                     1,102,500
                           B-          Caa1           1,725,000      Tabletop Holdings, Inc.,
                                                                     12.25% due 5/15/2014(d)(e)                              897,000
                           B+          B2               575,000      The Wornick Company,
                                                                     10.875% due 7/15/2011(e)                                615,250
                                                                                                                    ----------------
                                                                                                                          11,868,721
------------------------------------------------------------------------------------------------------------------------------------
GAMING - 1.9%              B+          B1             1,000,000      Argosy Gaming Company,
                                                                     7% due 1/15/2014                                      1,031,250
                           B+          B1             1,125,000      Boyd Gaming Corporation,
                                                                     8.75% due 4/15/2012                                   1,254,375
                           B-          Caa1             425,000      Global Cash Access LLC,
                                                                     8.75% due 3/15/2012(e)                                  450,500
                           B           B2               775,000      The Majestic Star Casino, LLC,
                                                                     9.50% due 10/15/2010                                    790,500
                           CCC+        Caa1           1,600,000      Pinnacle Entertainment, Inc.,
                                                                     8.75% due 10/01/2013                                  1,640,000
                           B           B2               200,000      Poster Financial Group, Inc.,
                                                                     8.75% due 12/01/2011                                    208,250
                           B-          B3               250,000      Premier Entertainment Biloxi LLC,
                                                                     10.75% due 2/01/2012                                    263,750
                           B+          B2               350,000      River Rock Entertainment Authority,
                                                                     9.75% due 11/01/2011                                    368,375
                                                                                                                    ----------------
                                                                                                                           6,007,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE - 1.8%         B-          B3               275,000      Alpharma, Inc.,
                                                                     8.625% due 5/01/2011(e)                                 281,875
                           A-          NR*            1,500,000      Chiron Corporation (Convertible),
                                                                     2.75% due 6/30/2034(e)                                1,567,500
                           B-          B3               425,000      Concentra Operating Corporation,
                                                                     9.125% due 6/01/2012(e)                                 465,375
                           B-          NR*              825,000      Tenet Healthcare Corporation,
                                                                     9.875% due 7/01/2014(e)                                 862,125
                           B           B3               925,000      Triad Hospitals, Inc.,
                                                                     7% due 11/15/2013                                       941,188
                                                                     VWR International, Inc.(e):
                           B           B2               350,000           6.875% due 4/15/2012                               365,750
                           B           B3               500,000           8% due 4/15/2014                                   528,750
                           CCC+        Caa1             725,000      Vanguard Health Holding Company II, LLC,
                                                                     9% due 10/01/2014(e)                                    726,813
                                                                                                                    ----------------
                                                                                                                           5,739,376
------------------------------------------------------------------------------------------------------------------------------------
HOUSING - 2.6%                                                       Building Materials Corporation of America:
                           B+          B2               900,000           7.75% due 7/15/2005                                915,750
                           B+          B2               875,000           7.75% due 8/01/2014(e)                             866,250


MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                           S&P         MOODY'S      FACE
INDUSTRY #                 RATINGS     RATINGS      AMOUNT               CORPORATE BONDS                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOUSING (CONCLUDED)        BB-         Ba3        $   1,500,000      Forest City Enterprises, Inc.,
                                                                     7.625% due 6/01/2015                          $       1,575,000
                           B-          B3               425,000      MAAX Corporation,
                                                                     9.75% due 6/15/2012(e)                                  450,500
                           B-          B3             1,000,000      Nortek, Inc.,
                                                                     8.50% due 9/01/2014(e)                                1,047,500
                           B-          B3             3,000,000      Tapco International Corporation,
                                                                     12.50% due 8/01/2009(e)                               3,187,500
                           B-          B3               425,000      U.S. Concrete, Inc.,
                                                                     8.375% due 4/01/2014                                    444,125
                                                                                                                    ----------------
                                                                                                                           8,486,625
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION                B           B1               750,000      Amkor Technology, Inc.,
TECHNOLOGY - 0.8%                                                    7.125% due 3/15/2011                                    615,000
                           CCC+        Caa2           1,875,000      Viasystems, Inc.,
                                                                     10.50% due 1/15/2011                                  1,781,250
                                                                                                                    ----------------
                                                                                                                           2,396,250
------------------------------------------------------------------------------------------------------------------------------------
LEISURE - 2.3%             B-          B1               959,000      FelCor Lodging LP,
                                                                     9% due 6/01/2011                                      1,054,900
                           B+          B1             2,000,000      Intrawest Corporation,
                                                                     10.50% due 2/01/2010                                  2,160,000
                           B           B2             1,625,000      John Q. Hammons Hotels, L.P.,
                                                                     8.875% due 5/15/2012                                  1,811,875
                           CCC+        Caa1           2,500,000      True Temper Sports, Inc.,
                                                                     8.375% due 9/15/2011                                  2,325,000
                                                                                                                    ----------------
                                                                                                                           7,351,775
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 8.7%       B-          B3               500,000      Aearo Company,
                                                                     8.25% due 4/15/2012                                     510,000
                           B+          Ba2              475,000      Airgas, Inc.,
                                                                     9.125% due 10/01/2011                                   534,375
                           B-          Caa1           1,000,000      Blount, Inc.,
                                                                     8.875% due 8/01/2012                                  1,062,500
                           BB-         Ba3            3,000,000      Case New Holland Inc.,
                                                                     9.25% due 8/01/2011(e)                                3,360,000
                           B-          B3             1,000,000      Columbus McKinnon Corporation,
                                                                     10% due 8/01/2010                                     1,100,000
                           B-          B3             2,650,000      EaglePicher Incorporated,
                                                                     9.75% due 9/01/2013                                   2,703,000
                           B-          B3               325,000      Erico International Corporation,
                                                                     8.875% due 3/01/2012                                    336,375
                           B-          B3             1,500,000      FastenTech, Inc.,
                                                                     11.50% due 5/01/2011(e)                               1,687,500
                           CCC         Caa2           1,500,000      Great Lakes Dredge & Dock Corporation,
                                                                     7.75% due 12/15/2013                                  1,297,500
                           B-          B3             1,000,000      Invensys PLC,
                                                                     9.875% due 3/15/2011(e)                               1,025,000
                           B           B2               500,000      Itron, Inc.,
                                                                     7.75% due 5/15/2012(e)                                  501,250
                           B+          B2             1,000,000      JLG Industries, Inc.,
                                                                     8.25% due 5/01/2008                                   1,065,000
                           B-          Caa1           1,200,000      Mueller Group, Inc.,
                                                                     10% due 5/01/2012(e)                                  1,296,000
                           B+          B3               950,000      NMHG Holding Company,
                                                                     10% due 5/15/2009                                     1,045,000
                           B-          B3               325,000      Rexnord Corporation,
                                                                     10.125% due 12/15/2012                                  367,250
                           BB+         Ba3            2,000,000      SPX Corporation,
                                                                     7.50% due 1/01/2013                                   2,032,500
                           B-          Caa1           1,850,000      Sensus Metering Systems Inc.,
                                                                     8.625% due 12/15/2013                                 1,887,000
                           B           B3             1,500,000      Superior Essex Communications LLC,
                                                                     9% due 4/15/2012(e)                                   1,500,000
                           BB-         Ba3            2,600,000      Trinity Industries, Inc.,
                                                                     6.50% due 3/15/2014                                   2,561,000
                           B+          Ba3              625,000      Valmont Industries, Inc.,
                                                                     6.875% due 5/01/2014(e)                                 643,750
                           B+          B3             1,000,000      Wolverine Tube, Inc.,
                                                                     10.50% due 4/01/2009                                  1,100,000
                                                                                                                    ----------------
                                                                                                                          27,615,000
------------------------------------------------------------------------------------------------------------------------------------
METAL - OTHER - 1.3%       B           B1               900,000      Foundation PA Coal Company,
                                                                     7.25% due 8/01/2014(e)                                  956,250
                           BB          Ba3              750,000      Luscar Coal Ltd.,
                                                                     9.75% due 10/15/2011                                    851,250
                           NR          Ba1            2,250,000      Vale Overseas Ltd.,
                                                                     8.25% due 1/17/2034                                   2,188,125
                                                                                                                    ----------------
                                                                                                                           3,995,625
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                           S&P         MOODY'S      FACE
INDUSTRY #                 RATINGS     RATINGS      AMOUNT           CORPORATE BONDS                                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
PACKAGING - 9.0%           B+          B2         $     750,000      Anchor Glass Container Corporation,
                                                                     11% due 2/15/2013                             $         855,000
                           B-          B3             1,075,000      Berry Plastics Corporation,
                                                                     10.75% due 7/15/2012                                  1,214,750
                                                                     Consolidated Container Company LLC:
                           CCC         B3             1,425,000          10.75% due 6/15/2009(d)(e)                        1,147,125
                           CCC         Caa2           4,000,000          10.125% due 7/15/2009                             3,760,000
                                                                     Crown Euro Holdings SA:
                           B+          B1               875,000           9.50% due 3/01/2011                                975,625
                           B           B2               400,000          10.875% due 3/01/2013                               465,000
                           CCC+        Caa1             375,000      Graham Packaging Company,
                                                                     8.75% due 1/15/2008                                     386,719
                           CCC+        Caa1             300,000      Graham Packaging Company, LP,
                                                                     8.50% due 10/15/2012(e)                                 306,000
                           CCC+        Caa2             300,000      Graham Packaging Company, LP,
                                                                     9.875% due 10/15/2014(e)                                307,125
                           CCC+        Caa2             250,000      Graham Packaging Holdings Company,
                                                                     10.75% due 1/15/2009                                    260,000
                                                                     Owens-Brockway Glass Container, Inc.:
                           BB-         B2             1,000,000           8.875% due 2/15/2009                             1,087,500
                           B           B3               500,000           8.25% due 5/15/2013                                532,500
                           B           Caa1           2,750,000      Owens-Illinois, Inc.,
                                                                     8.10% due 5/15/2007                                   2,887,500
                           B+          B3             1,325,000      Plastipak Holdings, Inc.,
                                                                     10.75% due 9/01/2011                                  1,477,375
                                                                     Pliant Corporation:
                           B           B3             2,000,000           11.125% due 6/15/2009(d)                         1,710,000
                           B-          Caa2           3,250,000           13% due 6/01/2010                                2,795,000
                           B-          B2             1,150,000      Portola Packaging, Inc.,
                                                                     8.25% due 2/01/2012                                     902,750
                                                                     Tekni-Plex, Inc.:
                           CCC         Caa2           4,500,000          12.75% due 6/15/2010                              3,757,500
                           CCC         Caa1           1,150,000           8.75% due 11/15/2013(e)                          1,092,500
                                                                     U.S. Can Corporation:
                           CCC+        Caa1             650,000          10.875% due 7/15/2010                               667,875
                           CCC+        Caa2           1,400,000          12.375% due 10/01/2010                            1,288,000
                           B           B2               700,000      Wise Metals Group LLC,
                                                                     10.25% due 5/15/2012(e)                                    703,
                                                                                                                    ----------------
                                                                                                                          28,579,344
------------------------------------------------------------------------------------------------------------------------------------
PAPER - 3.2%               B+          B2               850,000      Ainsworth Lumber Co. Ltd.,
                                                                     7.25% due 10/01/2012(e)                                 858,500
                           B           Caa1             750,000      Caraustar Industries, Inc.,
                                                                     9.875% due 4/01/2011                                    802,500
                           BB+         Ba2            1,500,000      Georgia-Pacific Corporation,
                                                                     8.875% due 2/01/2010                                  1,755,000
                           B-          B2               875,000      Graphic Packaging International Inc.,
                                                                     8.50% due 8/15/2011                                     977,812
                           B           B3               500,000      JSG Funding PLC,
                                                                     9.625% due 10/01/2012                                   565,000
                           B+          B2               525,000      Millar Western Forest Products Ltd.,
                                                                     7.75% due 11/15/2013                                    551,250
                           BB+         Ba2            1,200,000      Norampac Inc.,
                                                                     6.75% due 6/01/2013                                   1,251,000
                           BB          Ba3            1,525,000      Norske Skog Canada Ltd.,
                                                                     8.625% due 6/15/2011                                  1,654,625
                           B+          B2               300,000      Riverside Forest Products Ltd.,
                                                                     7.875% due 3/01/2014                                    318,000
                           B           B2               350,000      Stone Container Finance Company of Canada II,
                                                                     7.375% due 7/15/2014(e)                                 366,625
                           BB-         Ba3            1,000,000      Tembec Industries, Inc.,
                                                                     8.625% due 6/30/2009                                  1,025,000
                                                                                                                    ----------------
                                                                                                                          10,125,312
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                           S&P         MOODY'S      FACE
INDUSTRY #                 RATINGS     RATINGS      AMOUNT           CORPORATE BONDS                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
RETAIL - DRUG STORES -     B           B3         $     900,000      The Jean Coutu Group, Inc.,
0.3%                                                                 8.50% due 8/01/2014(e)                        $         893,250
------------------------------------------------------------------------------------------------------------------------------------
SERVICES - 4.5%                                                      Allied Waste North America, Inc.:
                           BB-         Ba3              900,000          7.875% due 4/15/2013                                949,500
                           B+          B2             1,500,000          7.375% due 4/15/2014                              1,443,750
                                                                     Anthony Crane Rental, LP(a)(c):
                           NR*         NR*            1,201,580          9.375% due 2/01/2008                                 18,024
                           NR*         NR*           11,125,105          12.375% due 2/01/2009                                 1,113
                           B           B2               625,000      Buhrmann US Inc.,
                                                                     8.25% due 7/01/2014(e)                                  625,000
                           B           B3               675,000      Casella Waste Systems, Inc.,
                                                                     9.75% due 2/01/2013                                     735,750
                           B-          B2               875,000      The Coinmach Corporation,
                                                                     9% due 2/01/2010                                        907,813
                           B           B1               275,000      Corrections Corporation of America,
                                                                     7.50% due 5/01/2011                                     290,469
                           B           B1             2,000,000      The Geo Group Inc.,
                                                                     8.25% due 7/15/2013                                   2,062,500
                           BB-         Ba2              925,000      MSW Energy Holdings II LLC,
                                                                     7.375% due 9/01/2010                                    971,250
                           B           B3             1,225,000      Synagro Technologies, Inc.,
                                                                     9.50% due 4/01/2009                                   1,310,750
                                                                     United Rentals (North America), Inc.:
                           BB-         B1               500,000          6.50% due 2/15/2012                                 481,250
                           B+          B2             3,250,000          7% due 2/15/2014                                  2,884,375
                           CCC         Ca             1,100,000      Waste Services, Inc.,
                                                                     9.50% due 4/15/2014(e)                                1,045,000
                           B           B2               400,000      Williams Scotsman, Inc.,
                                                                     10% due 8/15/2008                                       429,000
                                                                                                                    ----------------
                                                                                                                          14,155,544
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 2.2%               BB-         B1             1,600,000      CSN Islands VIII Corp.,
                                                                     9.75% due 12/16/2013(e)                               1,604,000
                           BB-         Ba3            1,250,000      California Steel Industries, Inc.,
                                                                     6.125% due 3/15/2014                                  1,218,750
                           B           B2             1,000,000      Gerdau Ameristeel Corporation,
                                                                     10.375% due 7/15/2011                                 1,140,000
                           BB          Ba3              500,000      International Steel Group, Inc.,
                                                                     6.50% due 4/15/2014(e)                                  500,000
                           B           B2             1,250,000      UCAR Finance Inc.,
                                                                     10.25% due 2/15/2012                                  1,431,250
                           BB-         B1             1,060,000      United States Steel Corporation,
                                                                     9.75% due 5/15/2010                                   1,213,700
                                                                                                                    ----------------
                                                                                                                           7,107,700
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -                                                 Cincinnati Bell Inc.:
1.5%                       B-          B2             1,000,000           7.25% due 7/15/2013                                962,500
                           B-          B3             1,600,000           8.375% due 1/15/2014                             1,460,000
                           B           B3               500,000      Qwest Communications International Inc.,
                                                                     7.50% due 2/15/2014(e)                                  458,750
                           NR*         Baa3           1,750,000      Tele Norte Leste Participacoes SA,
                                                                     8% due 12/18/2013(e)                                  1,697,500
                                                                                                                    ----------------
                                                                                                                           4,578,750
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.9%      NR*         NR*            1,250,000      American Commercial Lines LLC,
                                                                     11.25% due 1/01/2008(c)                                 762,500
                           B+          B1               550,000      OMI Corporation,
                                                                     7.625% due 12/01/2013                                   564,438
                           BB+         Ba1            1,500,000      Overseas Shipholding Group, Inc.,
                                                                     8.25% due 3/15/2013                                   1,657,500
                                                                                                                    ----------------
                                                                                                                           2,984,438
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                           S&P         MOODY'S      FACE
INDUSTRY #                 RATINGS     RATINGS      AMOUNT           CORPORATE BONDS                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
UTILITY - 8.8%                                                       The AES Corporation:
                           B-          B2         $     566,000           8.75% due 6/15/2008                      $         611,280
                           B-          B2               674,000           9.375% due 9/15/2010                               759,093
                           B+          B1             2,000,000           8.75% due 5/15/2013(e)                           2,255,000
                           NR*         NR*            4,000,000      AES Drax Energy Limited,
                                                                     11.50% due 8/30/2010(c)                                  20,000
                           BB+         Ba1            1,528,732      AES Eastern Energy, LP,
                                                                     9% due 1/02/2017                                      1,719,823
                           BB+         Ba3              750,000      AES Gener SA,
                                                                     7.50% due 3/25/2014(e)                                  753,750
                           BB+         Ba1            4,773,822      Caithness Coso Funding Corp.,
                                                                     9.05% due 12/15/2009                                  5,251,204
                           CCC+        Caa1           2,000,000            8.75% due 7/15/2007                             1,585,000
                           B           NR*              500,000            8.50% due 7/15/2010(e)                            382,500
                           BB          Ba1            2,438,000      ESI Tractebel Acquisition Corp.,
                                                                     7.99% due 12/30/2011                                  2,517,235
                           B+          B2             1,100,000      NRG Energy, Inc.,
                                                                     8% due 12/15/2013(e)                                  1,178,375
                           BB          Ba2            3,000,000      Nevada Power Company,
                                                                     9% due 8/15/2013                                      3,450,000
                           BB-         Ba2            2,500,000      SEMCO Energy, Inc.,
                                                                     7.75% due 5/15/2013                                   2,693,750
                           B-          B1               325,000      Southern Natural Gas Company,
                                                                     8.875% due 3/15/2010                                    365,625
                           B+          B1             3,000,000      Southern Star Central Corp.,
                                                                     8.50% due 8/01/2010                                   3,270,000
                           B+          B1             1,000,000      Transcontinental Gas Pipeline Corporation,
                                                                     7% due 8/15/2011                                      1,102,500
                                                                                                                  ------------------
                                                                                                                          27,915,135
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATONS -   CCC         Caa1           1,501,000      American Tower Corporation,
2.5%                                                                 9.375% due 2/01/2009                                  1,591,060
                           CCC         B3               500,000      American Tower Escrow Corporation,
                                                                     14.887% due 8/01/2008(d)                                372,500
                           CCC         B3             1,350,000      American Towers, Inc.,
                                                                     7.25% due 12/01/2011                                  1,404,000
                           CCC         Caa1             875,000      Centennial Communications Corp.,
                                                                     10.125% due 6/15/2013                                   920,937
                           B-          B3             1,075,000      Millicom International Cellular SA,
                                                                     10% due 12/01/2013(e)                                 1,080,375
                           B-          B2               400,000      Rural Cellular Corporation,
                                                                     8.25% due 3/15/2012(e)                                  407,000
                           CCC-        Caa1             475,000      SBA Telecommunications, Inc.,
                                                                     9.75% due 12/15/2011(d)                                 384,750
                           B-          B2               675,000      SpectraSite, Inc.,
                                                                     8.25% due 5/15/2010                                     725,625
                           CCC         Caa1           1,000,000      UbiquiTel Operating Company,
                                                                     9.875% due 3/01/2011(e)                               1,041,250
                                                                                                                  ------------------
                                                                                                                           7,927,497
------------------------------------------------------------------------------------------------------------------------------------
                                                                     TOTAL INVESTMENTS IN CORPORATE BONDS
                                                                     (COST - $290,943,061) -- 90.2%                      286,547,551
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                    SHARES
INDUSTRY #                                            HELD      COMMON STOCKS                                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY-EXPLORATION & PRODUCTION - 0.0%               1,180      Tri-Union Development Corporation(c)               $               0
                                                     2,000      Tribo Petroleum Corporation (Class A)(h)                          20
                                                                                                                  ------------------
                                                                                                                                  20
------------------------------------------------------------------------------------------------------------------------------------
FOOD & TOBACCO - 0.0%                                1,624      Archibald Candy Corporation(c)                                    16
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.0%                                            68      Wheeling-Pittsburgh Corporation                                2,129
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN COMMON STOCKS
                                                                (COST - $265,160) - 0.0%                                       2,165
------------------------------------------------------------------------------------------------------------------------------------

                                                                WARRANTS (B)
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.0%                                      3,178      US Airways Group, Inc.                                             0
------------------------------------------------------------------------------------------------------------------------------------
CABLE - INTERNATIONAL - 0.0%                        22,461      NTL Incorporated                                             118,145
------------------------------------------------------------------------------------------------------------------------------------
PACKAGING - 0.0%                                     4,000      Pliant Corporation                                                40
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS - 0.0%                         500      American Tower Escrow Corporation                             94,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN WARRANTS
                                                                (COST - $54,991) -- 0.0%                                     212,185
------------------------------------------------------------------------------------------------------------------------------------
                                                                PREFERRED SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                                PREFERRED STOCKS
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.00%                                     3,178      US Airways Group, Inc. (Convertible)                               0
------------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.3%                                 24,000      Emmis Communications Corporation (Convertible)             1,005,600
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 0.00%                              49      PTV, Inc.                                                        345
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                                (COST - $1,007,244) -- 0.3%                                1,005,945
------------------------------------------------------------------------------------------------------------------------------------
                                                    FACE
                                                   AMOUNT       TRUST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 1.1%                             $       3,000,000      United States Steel Corporation,
                                                                2.50% due 12/31/2031                                       3,397,200
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN TRUST PREFERRED
                                                                (COST - $2,810,000) -- 1.1%                                3,397,200
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN PREFERRED SECURITIES
                                                                (COST - $3,817,244) - 1.4%                                 4,403,145
------------------------------------------------------------------------------------------------------------------------------------
                                         BENFICIAL INTEREST     OTHER INTERESTS (G)
------------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.7%                                  7,560,480      US Airways Group, Inc. -
                                                                Certificate of Beneficial Interest(c)                      2,192,574
------------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.0%                                     3,500,000      LTC Wheeling-Pittsburgh Corporation                                0
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN OTHER INTERESTS
                                                                (COST - $2,041,330) -- 0.7%                                2,192,574
------------------------------------------------------------------------------------------------------------------------------------
                                                                SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                         $      20,360,871      Merrill Lynch Liquidity Series,
                                                                LLC Cash Sweep Series I(i)                                20,360,871
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
                                                                (COST - $20,360,871) -- 6.4%                              20,360,871
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS
                                                                (COST - $317,482,657**) - 98.7%                          313,718,491
                                                                OTHER ASSETS LESS LIABILITIES - 1.3%                       4,252,035
                                                                                                                  ------------------
                                                                NET ASSETS - 100.0%                                $     317,970,526
                                                                                                                  ==================

------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. -- HIGH CURRENT INCOME V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)
--------------------------------------------------------------------------------
*    Not Rated.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

                                   Aggregate cost                                                               $ 317,482,657
                                                                                                                =============
                                   Gross unrealized appreciation                                                $  17,659,097
                                   Gross unrealized depreciation                                                  (21,423,263)
                                                                                                                -------------
                                   Net unrealized depreciation                                                  $  (3,764,166)
                                                                                                                =============

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(c) Non-income producing security: issuer filed for bankruptcy or is in default of interest payments.
(d) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f)  Floating rate note.
(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(h)  Non-income producing security.
(i) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

     -------------------------------------------------------------------------------------------------------------------------
     AFFILIATE                                                                           NET ACTIVITY        INTEREST INCOME
     -------------------------------------------------------------------------------------------------------------------------
     Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                             $10,526,747               $ 142,122
     -------------------------------------------------------------------------------------------------------------------------

    Swap contracts outstanding as of September 30, 2004 were as follows:

                                                                                         NOTIONAL                  UNREALIZED
                                                                                          AMOUNT                  DEPRECIATION
     -------------------------------------------------------------------------------------------------------------------------
     Sold credit default protection on Credit Default Exchange Series 3 High Yield and receive 4.0% interest

     Broker, J.P. Morgan Chase Bank
     Expires December 2009                                                                $ 3,000,000               $ (9,375)
     -------------------------------------------------------------------------------------------------------------------------

     Financial futures contracts sold as of September 30, 2004 were as follows:

     -------------------------------------------------------------------------------------------------------------------------
            NUMBER OF                                               EXPIRATION                                     UNREALIZED
            CONTRACTS              ISSUE                            DATE                 FACE VALUE              DEPRECIATION
     -------------------------------------------------------------------------------------------------------------------------
                30                  10-year U.S. Treasury Bonds      December 2004        $3,358,832                $ (19,918)
     -------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.0%                         29,728    The Boeing Company                                        $  1,534,559
                                                    7,064    General Dynamics Corporation                                   721,234
                                                    4,163    Goodrich Corporation                                           130,552
                                                   30,363    Honeywell International Inc.                                 1,088,817
                                                   15,733    Lockheed Martin Corporation                                    877,587
                                                   12,540    Northrop Grumman Corporation                                   668,758
                                                   15,346    Raytheon Company                                               582,841
                                                    6,583    Rockwell Collins, Inc.                                         244,493
                                                   18,182    United Technologies Corporation                              1,697,835
                                                                                                                       ------------
                                                                                                                          7,546,676
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 1.1%                     10,555    FedEx Corp.                                                    904,458
                                                    2,284    Ryder System, Inc.                                             107,439
                                                   39,800    United Parcel Service, Inc. (Class B)                        3,021,616
                                                                                                                       ------------
                                                                                                                          4,033,513
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%                                     3,099  + Delta Air Lines, Inc.(c)                                        10,196
                                                   28,075    Southwest Airlines Co.                                         382,381
                                                                                                                       ------------
                                                                                                                            392,577
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS - 0.2%                              2,806    Cooper Tire & Rubber Company                                    56,597
                                                    5,298    Dana Corporation                                                93,722
                                                   21,185    Delphi Corporation                                             196,809
                                                    5,934  + The Goodyear Tire & Rubber Company                              63,731
                                                    6,746    Johnson Controls, Inc.                                         383,240
                                                    4,574    Visteon Corporation                                             36,546
                                                                                                                       ------------
                                                                                                                            830,645
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 0.6%                                 64,771    Ford Motor Company                                             910,033
                                                   19,983    General Motors Corporation                                     848,878
                                                   10,352    Harley-Davidson, Inc.                                          615,323
                                                                                                                       ------------
                                                                                                                          2,374,234
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.3%                                    1,341    Adolph Coors Company (Class B)                                  91,081
                                                   28,331    Anheuser-Busch Companies, Inc.                               1,415,133
                                                    4,818    Brown-Forman Corporation (Class B)                             220,664
                                                   85,796    The Coca-Cola Company                                        3,436,130
                                                   16,637    Coca-Cola Enterprises Inc.                                     314,439
                                                    9,904    The Pepsi Bottling Group, Inc.                                 268,894
                                                   60,239    PepsiCo, Inc.                                                2,930,627
                                                                                                                       ------------
                                                                                                                          8,676,968
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCK                                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%                               44,823  + Amgen Inc.                                                $  2,540,568
                                                    7,652    Applera Corporation-Applied Biosystems Group                   144,393
                                                   11,926  + Biogen Idec Inc.                                               729,513
                                                    6,621  + Chiron Corporation                                             292,648
                                                    7,800  + Genzyme Corporation                                            424,398
                                                   15,200  + Gilead Sciences, Inc.                                          568,176
                                                    8,858  + MedImmune, Inc.                                                209,935
                                                                                                                       ------------
                                                                                                                          4,909,631
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS - 0.2%                            7,600  + American Standard Companies, Inc.                              295,716
                                                   16,651    Masco Corporation                                              574,959
                                                                                                                       ------------
                                                                                                                            870,675
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 2.6%                             27,532    The Bank of New York Company, Inc.                             803,108
                                                    3,553    The Bear Stearns Companies Inc.                                341,692
                                                   48,465    The Charles Schwab Corporation                                 445,393
                                                   13,200  + E*TRADE Financial Corp.                                        150,744
                                                    3,800    Federated Investors, Inc. (Class B)                            108,072
                                                    9,222    Franklin Resources, Inc.                                       514,219
                                                   17,200    The Goldman Sachs Group, Inc. (c)                            1,603,728
                                                    8,511    Janus Capital Group Inc.                                       115,835
                                                    9,700    Lehman Brothers Holdings, Inc.                                 773,284
                                                   15,011    Mellon Financial Corporation                                   415,655
                                                   33,279    Merrill Lynch & Co., Inc. (a)                                1,654,632
                                                   38,863    Morgan Stanley                                               1,915,946
                                                    7,801    Northern Trust Corporation                                     318,281
                                                   11,993    State Street Corporation                                       512,221
                                                    4,493    T. Rowe Price Group Inc.                                       228,873
                                                                                                                       ------------
                                                                                                                          9,901,683
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%                                    7,589    Air Products and Chemicals, Inc.                               412,690
                                                   33,236    The Dow Chemical Company                                     1,501,602
                                                   35,296    E.I. du Pont de Nemours and Company                          1,510,669
                                                    2,758    Eastman Chemical Company                                       131,143
                                                    9,776    Ecolab Inc.                                                    307,357
                                                    4,430    Engelhard Corporation                                          125,590
                                                    1,811    Great Lakes Chemical Corporation                                46,362
                                                    3,976  + Hercules Incorporated                                           56,658
                                                    3,299    International Flavors & Fragrances Inc.                        126,022
                                                    9,467    Monsanto Company                                               344,788
                                                    6,043    PPG Industries, Inc.                                           370,315
                                                   11,554    Praxair, Inc.                                                  493,818
                                                    7,888    Rohm and Haas Company                                          338,947
                                                    2,617    Sigma-Aldrich Corporation                                      151,786
                                                                                                                       ------------
                                                                                                                          5,917,747
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS  - 5.9%                           13,430    AmSouth Bancorporation                                    $    327,692
                                                   20,096    BB&T Corporation                                               797,610
                                                  144,812    Bank of America Corporation                                  6,274,704
                                                    6,226    Comerica Incorporated                                          369,513
                                                   20,119    Fifth Third Bancorp                                            990,257
                                                    4,400    First Horizon National Corporation                             190,784
                                                    8,405    Huntington Bancshares Incorporated                             209,369
                                                   14,603    KeyCorp                                                        461,455
                                                    4,300    M&T Bank Corporation                                           411,510
                                                    8,000    Marshall & Ilsley Corporation                                  322,400
                                                   24,425    National City Corporation                                      943,293
                                                    8,300    North Fork Bancorporation                                      368,935
                                                    9,964    PNC Bank Corp.                                                 539,052
                                                   16,915    Regions Financial Corporation                                  559,210
                                                   11,038    SouthTrust Corporation                                         459,843
                                                   11,696    SunTrust Banks, Inc.                                           823,515
                                                   10,910    Synovus Financial Corp.                                        285,297
                                                   67,804    U.S. Bancorp                                                 1,959,536
                                                   46,522    Wachovia Corporation                                         2,184,208
                                                   59,703    Wells Fargo & Company                                        3,560,090
                                                    3,124    Zions Bancorporation                                           190,689
                                                                                                                       ------------
                                                                                                                         22,228,962
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 1.0%              10,194  + Allied Waste Industries, Inc.                                   90,217
                                                    6,400  + Apollo Group, Inc. (Class A)                                   469,568
                                                    3,867    Avery Dennison Corporation                                     254,371
                                                   37,328    Cendant Corporation                                            806,285
                                                    6,036    Cintas Corporation                                             253,753
                                                    1,997    Deluxe Corporation                                              81,917
                                                    5,379    Equifax Inc.                                                   141,790
                                                    6,381    H&R Block, Inc.                                                315,349
                                                    4,171  + Monster Worldwide Inc.                                         102,773
                                                    8,715    Pitney Bowes Inc.                                              384,332
                                                    7,744    R.R. Donnelley & Sons Company                                  242,542
                                                    6,186    Robert Half International Inc.                                 159,413
                                                   20,910    Waste Management, Inc.                                         571,679
                                                                                                                       ------------
                                                                                                                          3,873,989
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 2.7%                    28,649  + ADC Telecommunications, Inc.                              $     51,855
                                                    5,925  + Andrew Corporation                                              72,522
                                                   15,613  + Avaya Inc.                                                     217,645
                                                   20,103  + CIENA Corporation                                               39,804
                                                  239,215  + Cisco Systems, Inc.                                          4,329,792
                                                    7,676  + Comverse Technology, Inc.                                      144,539
                                                   49,258  + Corning Incorporated                                           545,779
                                                   52,477  + JDS Uniphase Corporation                                       176,847
                                                  152,442  + Lucent Technologies Inc.                                       483,241
                                                   83,536    Motorola, Inc.                                               1,506,989
                                                    3,443  + QLogic Corporation                                             101,947
                                                   57,568    QUALCOMM Incorporated                                        2,247,455
                                                    5,480    Scientific-Atlanta, Inc.                                       142,042
                                                   15,733  + Tellabs, Inc.                                                  144,586
                                                                                                                       ------------
                                                                                                                         10,205,043
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 3.5%                     13,695  + Apple Computer, Inc.                                           530,681
                                                   88,476  + Dell Inc.                                                    3,149,746
                                                   86,004  + EMC Corporation                                                992,486
                                                   13,179  + Gateway Inc.                                                    65,236
                                                  108,943    Hewlett-Packard Company                                      2,042,681
                                                   59,234    International Business Machines Corporation                  5,078,723
                                                    4,607  + Lexmark International, Inc. (Class A)                          387,034
                                                    3,370  + NCR Corporation                                                167,118
                                                   12,565  + Network Appliance, Inc.                                        288,995
                                                  117,712  + Sun Microsystems, Inc.                                         475,556
                                                                                                                       ------------
                                                                                                                         13,178,256
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.0%                   3,074    Fluor Corporation                                              136,854
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.1%                       3,650    Vulcan Materials Company                                       185,968
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE - 1.3%                            44,878    American Express Company                                     2,309,422
                                                    8,532    Capital One Financial Corporation                              630,515
                                                   45,239    MBNA Corporation                                             1,140,023
                                                   10,379  + Providian Financial Corporation                                161,290
                                                   16,123    SLM Corporation                                                719,086
                                                                                                                       ------------
                                                                                                                          4,960,336
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.2%                       4,336    Ball Corporation                                          $    162,296
                                                    3,756    Bemis Company, Inc.                                             99,834
                                                    6,567  + Pactiv Corporation                                             152,683
                                                    3,060  + Sealed Air Corporation                                         141,831
                                                    1,954    Temple-Inland, Inc.                                            131,211
                                                                                                                       ------------
                                                                                                                            687,855
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS - 0.1%                                 6,338    Genuine Parts Company                                          243,252
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 3.7%             183,251    Citigroup Inc.                                               8,085,034
                                                  125,968    J.P. Morgan Chase & Co.                                      5,004,709
                                                    5,502    Moody's Corporation                                            403,021
                                                   11,300    The Principal Financial Group, Inc.                            406,461
                                                                                                                       ------------
                                                                                                                         13,899,225
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.0%      10,987    ALLTEL Corporation                                             603,296
                                                   26,879    AT&T Corporation                                               384,907
                                                   65,325    BellSouth Corporation                                        1,771,614
                                                    5,802    CenturyTel, Inc.                                               198,660
                                                    9,003    Citizens Communications Company                                120,550
                                                   64,196  + Qwest Communications International Inc.                        213,773
                                                  117,184    SBC Communications Inc.                                      3,040,925
                                                   50,763    Sprint Corporation                                           1,021,859
                                                   97,918    Verizon Communications                                       3,856,011
                                                                                                                       ------------
                                                                                                                         11,211,595
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.9%                           5,322  + Allegheny Energy, Inc.                                          84,939
                                                    6,597    Ameren Corporation                                             304,452
                                                   14,218    American Electric Power Company, Inc.                          454,407
                                                   11,483    CenterPoint Energy, Inc.                                       118,964
                                                    6,373    Cinergy Corp.                                                  252,371
                                                    7,858    Consolidated Edison, Inc.                                      330,350
                                                    6,123    DTE Energy Company                                             258,329
                                                   12,496    Edison International                                           331,269
                                                    7,772    Entergy Corporation                                            471,061
                                                   23,378    Exelon Corporation                                             857,739
                                                    6,307    FPL Group, Inc.                                                430,894
                                                   11,688    FirstEnergy Corp.                                              480,143
                                                   14,981  + PG&E Corporation                                               455,422
                                                    6,279    PPL Corporation                                                296,243
                                                    3,224    Pinnacle West Capital Corporation                              133,796
                                                    8,729    Progress Energy, Inc.                                          369,586
                                                   25,818    The Southern Company                                           774,024
                                                    7,015    TECO Energy, Inc.                                               94,913
                                                   11,758    TXU Corporation                                                563,443
                                                   14,384    Xcel Energy, Inc.                                              249,131
                                                                                                                       ------------
                                                                                                                          7,311,476
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%                         7,076    American Power Conversion Corporation                     $    123,052
                                                    3,315    Cooper Industries, Ltd. (Class A)                              195,585
                                                   14,875    Emerson Electric Company                                       920,614
                                                    2,961  + Power-One, Inc.                                                 19,187
                                                    6,483    Rockwell Automation, Inc.                                      250,892
                                                                                                                       ------------
                                                                                                                          1,509,330
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%          17,194  + Agilent Technologies, Inc.                                     370,875
                                                    7,115  + Jabil Circuit, Inc.                                            163,645
                                                    6,663    Molex  Incorporated                                            198,691
                                                   20,009  + Sanmina - SCI Corporation                                      141,063
                                                   34,035  + Solectron Corporation                                          168,473
                                                    8,428    Symbol Technologies, Inc.                                      106,530
                                                    3,431    Tektronix, Inc.                                                114,081
                                                                                                                       ------------
                                                                                                                          1,263,358
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICE - 1.0%                   5,800    BJ Services Company                                            303,978
                                                   12,108    Baker Hughes Incorporated                                      529,362
                                                   15,602    Halliburton Company                                            525,631
                                                    4,846  + Nabors Industries, Ltd.                                        229,458
                                                    4,987  + Noble Corporation                                              224,166
                                                    2,635  + Rowan Companies, Inc.                                           69,564
                                                   20,845    Schlumberger Limited                                         1,403,077
                                                   11,311  + Transocean Inc.                                                404,708
                                                                                                                       ------------
                                                                                                                          3,689,944
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 1.2%                               22,982    Archer-Daniels-Midland Company                                 390,234
                                                   14,493    Campbell Soup Company                                          381,021
                                                   19,332    ConAgra Foods, Inc.                                            497,026
                                                   13,108    General Mills, Inc.                                            588,549
                                                   11,949    H.J. Heinz Company                                             430,403
                                                    9,248    Hershey Foods Corporation                                      431,974
                                                   14,589    Kellogg Company                                                622,367
                                                    4,800    McCormick & Company Incorporated                               164,832
                                                   28,017    Sara Lee Corporation                                           640,469
                                                    8,016    Wm. Wrigley Jr. Company                                        507,493
                                                                                                                       ------------
                                                                                                                          4,654,368
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING - 3.3%                    12,547    Albertson's, Inc.                                              300,250
                                                   14,157    CVS Corporation                                                596,434
                                                   16,005    Costco Wholesale Corporation                                   665,168
                                                   26,626  + The Kroger Co.                                                 413,236
                                                    4,792    SUPERVALU Inc.                                                 132,020
                                                   22,571    SYSCO Corporation                                              675,324
                                                   15,847  + Safeway Inc.                                                   306,006
                                                  150,116    Wal-Mart Stores, Inc.                                        7,986,171
                                                   36,244    Walgreen Co.                                                 1,298,623
                                                    5,023    Winn-Dixie Stores, Inc.(c)                                      15,521
                                                                                                                       ------------
                                                                                                                         12,388,753
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.1%                                5,617    KeySpan Corporation                                       $    220,186
                                                    1,529    NICOR, Inc.                                                     56,114
                                                    9,311    NiSource Inc.                                                  195,624
                                                      985    Peoples Energy Corporation                                      41,055
                                                                                                                       ------------
                                                                                                                            512,979
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.3%             1,873    Bausch & Lomb Incorporated                                     124,461
                                                   21,658    Baxter International Inc.                                      696,521
                                                    9,088    Becton, Dickinson and Company                                  469,850
                                                    8,525    Biomet, Inc.                                                   399,652
                                                   29,782  + Boston Scientific Corporation                                1,183,239
                                                    3,754    C.R. Bard, Inc.                                                212,589
                                                    4,100  + Fisher Scientific International Inc.                           239,153
                                                   10,991    Guidant Corporation                                            725,846
                                                    5,552  + Hospira, Inc.                                                  169,891
                                                   42,762    Medtronic, Inc.                                              2,219,348
                                                    1,731  + Millipore Corporation                                           82,828
                                                    4,309    PerkinElmer, Inc.                                               74,201
                                                    6,294  + St. Jude Medical, Inc.                                         473,749
                                                   14,196    Stryker Corporation                                            682,544
                                                    6,336  + Thermo Electron Corporation                                    171,199
                                                    4,600  + Waters Corporation                                             202,860
                                                    8,716  + Zimmer Holdings, Inc.                                          688,913
                                                                                                                       ------------
                                                                                                                          8,816,844
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.0%             5,243    Aetna Inc. (New Shares)                                        523,933
                                                    4,035    AmerisourceBergen Corporation                                  216,720
                                                    4,818  + Anthem, Inc.                                                   420,370
                                                    4,863    CIGNA Corporation                                              338,611
                                                   15,237    Cardinal Health, Inc.                                          666,923
                                                   16,450  + Caremark Rx, Inc.                                              527,552
                                                    2,700  + Express Scripts, Inc.                                          176,418
                                                   17,255    HCA Inc.                                                       658,278
                                                    8,600    Health Management Associates, Inc. (Class A)                   175,698
                                                    5,857  + Humana Inc.                                                    117,023
                                                    8,714    IMS Health Incorporated                                        208,439
                                                    3,849    Manor Care, Inc.                                               115,316
                                                   10,407    McKesson HBOC, Inc.                                            266,940
                                                    9,683  + Medco Health Solutions, Inc.                                   299,205
                                                    3,600    Quest Diagnostics Incorporated                                 317,592
                                                   16,912  + Tenet Healthcare Corporation                                   182,480
                                                   23,529    UnitedHealth Group Incorporated                              1,735,028
                                                    5,384  + WellPoint Health Networks Inc.                                 565,805
                                                                                                                       ------------
                                                                                                                          7,512,331
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.4%               22,373    Carnival Corporation                                      $  1,058,019
                                                    6,861    Darden Restaurants, Inc.                                       159,999
                                                    4,055    Harrah's Entertainment, Inc.                                   214,834
                                                   13,663    Hilton Hotels Corporation                                      257,411
                                                   12,208    International Game Technology                                  438,878
                                                    7,483    Marriott International, Inc. (Class A)                         388,817
                                                   44,472    McDonald's Corporation                                       1,246,550
                                                   14,222  + Starbucks Corporation                                          646,532
                                                    7,509    Starwood Hotels & Resorts Worldwide, Inc.                      348,568
                                                    2,819    Wendy's International, Inc.                                     94,718
                                                   10,742    YUM! Brands, Inc.                                              436,770
                                                                                                                       ------------
                                                                                                                          5,291,096
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.5%                           2,885    The Black & Decker Corporation                                 223,414
                                                    4,372    Centex Corporation                                             220,611
                                                    5,299    Fortune Brands, Inc.                                           392,603
                                                    1,289    KB HOME                                                        108,908
                                                    7,155    Leggett & Platt, Incorporated                                  201,055
                                                    2,836    Maytag Corporation                                              52,097
                                                    9,685    Newell Rubbermaid, Inc.                                        194,087
                                                    4,342    Pulte Corporation                                              266,469
                                                    2,141    Snap-On Incorporated                                            59,006
                                                    2,941    The Stanley Works                                              125,081
                                                    2,534    Whirlpool Corporation                                          152,268
                                                                                                                       ------------
                                                                                                                          1,995,599
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 1.9%                           7,768    The Clorox Company                                             414,034
                                                   18,785    Colgate-Palmolive Company                                      848,706
                                                   17,521    Kimberly-Clark Corporation                                   1,131,681
                                                   89,906    The Procter & Gamble Company                                 4,865,713
                                                                                                                       ------------
                                                                                                                          7,260,134
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 1.1%                                  4,600  + Affiliated Computer Services, Inc. (Class A)                   256,082
                                                   20,755    Automatic Data Processing, Inc.                                857,597
                                                    6,708  + Computer Sciences Corporation                                  315,947
                                                    6,234  + Convergys Corporation                                           83,723
                                                   17,538    Electronic Data Systems Corporation                            340,062
                                                   30,908    First Data Corporation                                       1,344,498
                                                    6,755  + Fiserv, Inc.                                                   235,479
                                                   12,960    Paychex, Inc.                                                  390,744
                                                    5,023    Sabre Holdings Corporation (Class A)                           123,214
                                                   10,400  + Sungard Data Systems Inc.                                      247,208
                                                   11,869  + Unisys Corporation                                             122,488
                                                                                                                       ------------
                                                                                                                          4,317,042
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 4.6%                    27,746    3M Co.                                                    $  2,218,848
                                                  375,465    General Electric Company ++                                 12,608,115
                                                    5,180    Textron, Inc.                                                  332,919
                                                   71,063    Tyco International Ltd.                                      2,178,792
                                                                                                                       ------------
                                                                                                                         17,338,674
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.5%                                   10,000    ACE Limited                                                    400,600
                                                   17,942    AFLAC Incorporated                                             703,506
                                                   25,245    The Allstate Corporation                                     1,211,508
                                                    3,832    Ambac Financial Group, Inc.                                    306,368
                                                   92,207    American International Group, Inc.                           6,269,154
                                                   11,175    Aon Corporation                                                321,169
                                                    6,798    The Chubb Corporation                                          477,763
                                                    6,487    Cincinnati Financial Corporation                               267,394
                                                   10,377    The Hartford Financial Services Group, Inc.                    642,648
                                                    5,566    Jefferson - Pilot Corporation                                  276,408
                                                    6,731    Lincoln National Corporation                                   316,357
                                                    6,576    Loews Corporation                                              384,696
                                                    5,488    MBIA, Inc.                                                     319,456
                                                   18,360    Marsh & McLennan Companies, Inc.                               840,154
                                                   26,553    MetLife, Inc.                                                1,026,273
                                                    7,694    The Progressive Corporation                                    652,067
                                                   19,000    Prudential Financial, Inc.                                     893,760
                                                    5,344    SAFECO Corporation                                             243,954
                                                   23,637    The St. Paul Companies, Inc.                                   781,439
                                                    4,597    Torchmark Corporation                                          244,468
                                                   10,489    UnumProvident Corporation                                      164,572
                                                    4,855    XL Capital Ltd. (Class A)                                      359,221
                                                                                                                       ------------
                                                                                                                         17,102,935
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.6%                   23,400  + eBay Inc.                                                    2,151,396
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.4%                48,160  + Yahoo! Inc.                                                  1,633,106
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%                 3,376    Brunswick Corporation                                          154,486
                                                   10,311    Eastman Kodak Company                                          332,220
                                                    6,245    Hasbro, Inc.                                                   117,406
                                                   14,680    Mattel, Inc.                                                   266,148
                                                                                                                       ------------
                                                                                                                            870,260
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY - 1.5%                                   12,242    Caterpillar Inc.                                          $    984,869
                                                    2,227    Crane Co.                                                       64,405
                                                    1,195    Cummins Inc.                                                    88,299
                                                   10,866    Danaher Corporation                                            557,208
                                                    8,688    Deere & Company                                                560,810
                                                    7,634    Dover Corporation                                              296,734
                                                    5,278    Eaton Corporation                                              334,678
                                                    3,278    ITT Industries, Inc.                                           262,207
                                                   10,866    Illinois Tool Works  Inc.                                    1,012,385
                                                    6,179    Ingersoll-Rand Company (Class A)                               419,987
                                                        1  + Kadant Inc.                                                         18
                                                    2,517  + Navistar International Corporation                              93,607
                                                    6,046    PACCAR  Inc.                                                   417,900
                                                    4,410    Pall Corporation                                               107,957
                                                    4,235    Parker-Hannifin Corporation                                    249,272
                                                                                                                       ------------
                                                                                                                          5,450,336
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA - 3.4%                                       21,645    Clear Channel Communications, Inc.                             674,675
                                                   57,491  + Comcast Corporation (Class A)                                1,623,546
                                                   22,411  + Comcast Corporation (Special Class A)                          625,715
                                                    2,885    Dow Jones & Company, Inc.                                      117,160
                                                    9,547    Gannett Co., Inc.                                              799,657
                                                   14,933  + The Interpublic Group of Companies, Inc.                       158,140
                                                    3,035    Knight Ridder, Inc.                                            198,641
                                                    6,752    The McGraw-Hill Companies, Inc.                                538,067
                                                    1,732    Meredith Corporation                                            88,990
                                                    5,377    The New York Times Company (Class A)                           210,241
                                                    6,517    Omnicom Group Inc.                                             476,132
                                                  161,748  + Time Warner Inc.                                             2,610,613
                                                   11,277    Tribune Company                                                464,049
                                                   11,398  + Univision Communications Inc. (Class A)                        360,291
                                                   61,407    Viacom, Inc. (Class B)                                       2,060,819
                                                   72,682    The Walt Disney Company                                      1,638,979
                                                                                                                       ------------
                                                                                                                         12,645,715
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.8%                             30,724    Alcoa Inc.                                                   1,032,019
                                                    3,361    Allegheny Technologies, Inc.                                    61,338
                                                    6,008    Freeport-McMoRan Copper & Gold, Inc. (Class B)                 243,324
                                                   15,603    Newmont Mining Corporation                                     710,405
                                                    2,735    Nucor Corporation                                              249,897
                                                    3,244    Phelps Dodge Corporation                                       298,545
                                                    4,089    United States Steel Corporation                                153,828
                                                    3,172    Worthington Industries, Inc.                                    67,722
                                                                                                                       ------------
                                                                                                                          2,817,078
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER - 0.7%         22,822  + The AES Corporation                                       $    227,992
                                                    3,554  + CMS Energy Corporation                                          33,834
                                                   18,687  + Calpine Corporation (c)                                         54,192
                                                    6,152    Constellation Energy Group                                     245,096
                                                   11,361    Dominion Resources, Inc.                                       741,305
                                                   32,526    Duke Energy Corporation                                        744,520
                                                   15,546  + Dynegy Inc. (Class A)                                           77,575
                                                    8,514    Public Service Enterprise Group Incorporated                   362,696
                                                    8,217    Sempra Energy                                                  297,373
                                                                                                                       ------------
                                                                                                                          2,784,583
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 1.0%                             4,045  + Big Lots, Inc.                                                  49,470
                                                    3,326    Dillard's, Inc. (Class A)                                       65,655
                                                   11,588    Dollar General Corporation                                     233,498
                                                    5,927    Family Dollar Stores, Inc.                                     160,622
                                                    5,830    Federated Department Stores, Inc.                              264,857
                                                   10,235    J.C. Penney Company, Inc.                                      361,091
                                                   12,125  + Kohl's Corporation                                             584,304
                                                   10,947    The May Department Stores Company                              280,572
                                                    4,984    Nordstrom, Inc.                                                190,588
                                                    6,895    Sears, Roebuck & Co.                                           274,766
                                                   31,934    Target Corporation                                           1,445,014
                                                                                                                       ------------
                                                                                                                          3,910,437
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS - 0.1%                          28,923  + Xerox Corporation                                              407,236
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 6.2%                                    2,805    Amerada Hess Corporation                                       249,645
                                                    8,568    Anadarko Petroleum Corporation                                 568,572
                                                   11,566    Apache Corporation                                             579,572
                                                    2,491    Ashland Inc.                                                   139,695
                                                   13,936    Burlington Resources Inc.                                      568,589
                                                   75,822    ChevronTexaco Corporation                                    4,067,092
                                                   24,376    ConocoPhillips                                               2,019,552
                                                    8,601    Devon Energy Corporation                                       610,757
                                                    3,716    EOG Resources, Inc.                                            244,699
                                                   22,712    El Paso Corporation                                            208,723
                                                  231,646    Exxon Mobil Corporation++                                   11,195,451
                                                    4,321    Kerr-McGee Corporation                                         247,377
                                                    4,448    Kinder Morgan, Inc.                                            279,423
                                                   12,123    Marathon Oil Corporation                                       500,437
                                                   13,879    Occidental Petroleum Corporation                               776,252
                                                    2,578    Sunoco, Inc.                                                   190,720
                                                    9,410    Unocal Corporation                                             404,630
                                                    4,300    Valero Energy Corporation                                      344,903
                                                   18,507    The Williams Companies, Inc.                                   223,935
                                                                                                                       ------------
                                                                                                                         23,420,024
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.5%                      9,104    Georgia-Pacific Corporation                               $    327,289
                                                   17,224    International Paper Company                                    696,022
                                                    4,487    Louisiana-Pacific Corporation                                  116,438
                                                    7,342    MeadWestvaco Corporation                                       234,210
                                                    8,429    Weyerhaeuser Company                                           560,360
                                                                                                                       ------------
                                                                                                                          1,934,319
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.6%                            3,181    Alberto-Culver Company (Class B)                               138,310
                                                   16,694    Avon Products, Inc.                                            729,194
                                                   35,758    The Gillette Company                                         1,492,539
                                                                                                                       ------------
                                                                                                                          2,360,043
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.2%                             55,220    Abbott Laboratories                                          2,339,119
                                                    4,627    Allergan Inc.                                                  335,689
                                                   68,963    Bristol-Myers Squibb Company                                 1,632,354
                                                   39,948    Eli Lilly and Company                                        2,398,877
                                                   13,118  + Forest Laboratories, Inc.                                      590,048
                                                  104,953    Johnson & Johnson                                            5,912,002
                                                    8,516  + King Pharmaceuticals, Inc.                                     101,681
                                                   78,479    Merck & Co., Inc.                                            2,589,807
                                                    9,230    Mylan Laboratories, Inc.                                       166,140
                                                  267,160    Pfizer, Inc.                                                 8,175,096
                                                   52,111    Schering-Plough Corporation                                    993,236
                                                    3,140  + Watson Pharmaceuticals, Inc.                                    92,504
                                                   47,351    Wyeth                                                        1,770,927
                                                                                                                       ------------
                                                                                                                         27,097,480
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.4%                                  3,300    Apartment Investment & Management Company (Class A)            114,774
                                                   14,080    Equity Office Properties Trust                                 383,680
                                                   10,000    Equity Residential Properties Trust                            310,000
                                                    6,500    Plum Creek Timber Company Inc.                                 227,695
                                                    6,400    ProLogis Trust                                                 225,536
                                                    7,200    Simon Property Group, Inc.                                     386,136
                                                                                                                       ------------
                                                                                                                          1,647,821
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 0.5%                                 13,566    Burlington Northern Santa Fe Corporation                       519,713
                                                    7,554    CSX Corporation                                                250,793
                                                   14,586    Norfolk Southern Corporation                                   433,788
                                                    8,807    Union Pacific Corporation                                      516,090
                                                                                                                       ------------
                                                                                                                          1,720,384
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR                     13,572  + Advanced Micro Devices, Inc.                              $    176,436
EQUIPMENT - 2.8%                                   12,547  + Altera Corporation                                             245,545
                                                   13,373    Analog Devices, Inc.                                           518,605
                                                   60,062  + Applied Materials, Inc.                                        990,422
                                                   11,121  + Applied Micro Circuits Corporation                              34,809
                                                   11,198  + Broadcom Corporation (Class A)                                 305,593
                                                  227,088    Intel Corporation                                            4,555,385
                                                    7,000  + KLA-Tencor Corporation                                         290,360
                                                   13,596  + LSI Logic Corporation                                           58,599
                                                   11,064    Linear Technology Corporation                                  400,959
                                                   11,387    Maxim Integrated Products, Inc.                                481,556
                                                   21,726  + Micron Technology, Inc.                                        261,364
                                                    5,900  + NVIDIA Corporation                                              85,668
                                                   13,408    National Semiconductor Corporation                             207,690
                                                    5,142  + Novellus Systems, Inc.                                         136,726
                                                    6,333  + PMC - Sierra, Inc.                                              55,794
                                                    6,838  + Teradyne, Inc.                                                  91,629
                                                   61,271    Texas Instruments Incorporated                               1,303,847
                                                   12,013    Xilinx, Inc.                                                   324,351
                                                                                                                       ------------
                                                                                                                         10,525,338
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 4.4%                                     8,480    Adobe Systems Incorporated                                     419,506
                                                    3,826    Autodesk, Inc.                                                 186,058
                                                    8,501  + BMC Software, Inc.                                             134,401
                                                    6,129  + Citrix Systems, Inc.                                           107,380
                                                   20,710    Computer Associates International, Inc.                        544,673
                                                   13,618  + Compuware Corporation                                           70,133
                                                   10,700  + Electronic Arts Inc.                                           492,093
                                                    6,393  + Intuit Inc.                                                    290,242
                                                    3,066  + Mercury Interactive Corporation                                106,942
                                                  384,586    Microsoft Corporation++                                     10,633,803
                                                   13,682  + Novell, Inc.                                                    86,333
                                                  183,085  + Oracle Corporation                                           2,065,199
                                                    9,477  + Parametric Technology Corporation()                             50,039
                                                   13,082  + PeopleSoft, Inc.                                               259,678
                                                   17,857  + Siebel Systems, Inc.                                           134,642
                                                   11,000  + Symantec Corporation                                           603,680
                                                   15,115  + VERITAS Software Corporation                                   269,047
                                                                                                                       ------------
                                                                                                                         16,453,849
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES
INDUSTRY#                                            HELD    COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 2.4%                            11,000  + AutoNation, Inc.                                          $    187,880
                                                    2,608  + AutoZone, Inc.                                                 201,468
                                                   10,648  + Bed, Bath & Beyond Inc.                                        395,147
                                                   11,612    Best Buy Co., Inc.                                             629,835
                                                    2,579    Boise Cascade Corporation                                       85,829
                                                    5,865    Circuit City Stores - Circuit City Group                        89,969
                                                   31,963    The Gap, Inc.                                                  597,708
                                                   78,159    The Home Depot, Inc.                                         3,063,833
                                                   16,379    Limited Brands, Inc.                                           365,088
                                                   27,611    Lowe's Companies, Inc.                                       1,500,658
                                                   11,340  + Office Depot, Inc.                                             170,440
                                                    6,483    RadioShack Corporation                                         185,673
                                                    5,766    The Sherwin-Williams Company                                   253,473
                                                   17,895    Staples, Inc.                                                  533,629
                                                   18,256    The TJX Companies, Inc.                                        402,362
                                                    5,147    Tiffany & Co.                                                  158,219
                                                    7,568  + Toys 'R' Us, Inc.                                              134,256
                                                                                                                       ------------
                                                                                                                          8,955,467
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%             6,700  + Coach, Inc.                                                    284,214
                                                    4,600    Jones Apparel Group, Inc.                                      164,680
                                                    3,808    Liz Claiborne, Inc.                                            143,638
                                                    9,317    Nike, Inc. (Class B)                                           734,180
                                                    1,524    Reebok International Ltd.                                       55,961
                                                    4,008    V. F. Corporation                                              198,196
                                                                                                                       ------------
                                                                                                                          1,580,869
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.8%                  19,858    Countrywide Financial Corporation                              782,207
                                                   34,234    Fannie Mae                                                   2,170,436
                                                   24,450    Freddie Mac                                                  1,595,118
                                                    5,399    Golden West Financial Corporation                              599,019
                                                      800    GreenPoint Financial Corp.                                      37,008
                                                    3,367    MGIC Investment Corporation                                    224,074
                                                   12,400    Sovereign Bancorp, Inc.                                        270,568
                                                   30,815    Washington Mutual, Inc.                                      1,204,250
                                                                                                                       ------------
                                                                                                                          6,882,680
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.1%                                     73,489    Altria Group, Inc. ++                                        3,456,923
                                                    5,200    Reynolds American Inc.                                         353,808
                                                    6,099    UST Inc.                                                       245,546
                                                                                                                       ------------
                                                                                                                          4,056,277
-----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%             3,221    W. W. Grainger, Inc.                                           185,691
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%         96,559  + AT&T Wireless Services, Inc.                                 1,427,142
                                                   39,424  + Nextel Communications, Inc. (Class A)                          939,868
                                                                                                                       ------------
                                                                                                                          2,367,010
-----------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL COMMON STOCKS (COST - $280,904,680) - 97.7%          369,087,946
-----------------------------------------------------------------------------------------------------------------------------------

                 MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INDEX 500 V.I. FUND

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)

-----------------------------------------------------------------------------------------------------------------------------------
                                               BENEFICIAL
                                                 INTEREST    SHORT-TERM SECURITIES                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                                               $8,763,922    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I
                                                             (a)                                                       $  8,763,922
                                                1,629,100    Merrill Lynch Liquidity Series, LLC Money Market Series
                                                             (a)(b)                                                       1,629,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL SHORT-TERM SECURITIES (COST - $10,393,022) - 2.7%     10,393,022
-----------------------------------------------------------------------------------------------------------------------------------
                                                             TOTAL INVESTMENTS - (COST - $291,297,702*)  - 100.4%       379,480,968
                                                             LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)              (1,569,483)
                                                                                                                       ------------
                                                             NET ASSETS - 100.0%                                       $377,911,485
                                                                                                                       ============

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  NET         DIVIDEND/
AFFILIATE                                                    ACTIVITY   INTEREST INCOME
---------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc                                       (2,600)          $17,094
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I  $(11,335,834)          $31,912
Merrill Lynch Liquidity Series, LLC Money Market Series  $ (3,625,400)          $ 5,173
Merrill Lynch Premier Institutional Fund                   (1,751,500)          $ 1,181
---------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

(c)   Security, or portion of security, is on a loan.

* The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

                    Aggregate cost                                $ 299,987,942
                                                                  =============
                    Gross unrealized appreciation                 $ 112,643,393
                    Gross unrealized depreciation                   (33,150,367)
                                                                  -------------
                    Net unrealized appreciation                   $  79,493,026
                                                                  =============

+     Non-income producing security.

++    Portion of holdings pledged as collateral for financial future contracts.

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Financial futures contracts purchased as of September 30, 2004 were as follows:

NUMBER OF                                   EXPIRATION      FACE      UNREALIZED
CONTRACTS      ISSUE                              DATE      VALUE          GAINS
--------------------------------------------------------------------------------
   33      S&P 500 Financial Futures Index      Dec-04  $  9,113,156     $84,769
--------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                 INDUSTRY*                                SHARES HELD    COMMON STOCK                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
Australia - 3.0%
                        Commercial Banks - 1.1%                      248,000    Australia and New Zealand
                                                                                Banking Group Ltd.                       $ 3,416,730
                        ------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 1.9%                           1,188,353    Santos Limited                             6,326,759
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN AUSTRALIA            9,743,489
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.5%
                        Diversified Telecommunication
                        Services - 1.5%                              132,655  + Belgacom SA                                4,751,606
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN BELGIUM              4,751,606
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.2%
                        Paper & Forest Products - 1.2%               299,157    Stora Enso Oyj 'R'                         4,042,496
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN FINLAND              4,042,496
------------------------------------------------------------------------------------------------------------------------------------
France - 13.6%
                        Automobiles - 1.4%                            74,750    PSA Peugeot Citroen                        4,604,839
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 2.2%                      109,772    BNP Paribas SA                             7,089,515
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 1.3%         93,395    Societe BIC SA                             4,303,473
                        ------------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 1.1%             30,712    Vinci SA                                   3,534,070
                        ------------------------------------------------------------------------------------------------------------
                        Construction Materials - 1.5%                 54,429    Lafarge SA (Ordinary)                      4,762,478
                        ------------------------------------------------------------------------------------------------------------
                        Hotels, Restaurants & Leisure - 1.1%          92,200    Accor SA                                   3,593,399
                        ------------------------------------------------------------------------------------------------------------
                        Metals & Mining - 1.4%                       232,068    Arcelor                                    4,288,839
                        ------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 3.6%                              55,820    TotalFinaElf SA                           11,369,864
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN FRANCE              43,546,477
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.9%
                        Chemicals - 1.0%                              58,455    Linde AG                                   3,368,691
                        ------------------------------------------------------------------------------------------------------------
                        Construction & Engineering - 1.4%            176,889    Hochtief AG                                4,360,968
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication                         + Deutsche Telekom AG
                        Services - 1.5%                              264,190    (Registered Shares)                        4,902,172
                        ------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                 INDUSTRY*                                SHARES HELD    COMMON STOCK                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
Germany                 Electric Utilities - 1.7%                     73,754    E.On AG                                  $ 5,441,186
(concluded)
                        ------------------------------------------------------------------------------------------------------------
                        Textiles, Apparel & Luxury
                        Goods - 1.3%                                  29,545    Adidas-Salomon  AG                         4,122,671
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN GERMANY             22,195,688
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 2.0%
                        Commercial Banks - 2.0%                       55,000    Allied Irish Banks PLC                       916,037
                                                                     332,028    Allied Irish Banks PLC                     5,595,980
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN IRELAND              6,512,017
------------------------------------------------------------------------------------------------------------------------------------
Italy - 10.5%
                        Commercial Banks - 4.4%                    1,640,694    Capitalia SpA                              6,029,678
                                                                   2,155,996    Intesa BCI SpA                             8,185,872
                                                                                                                    ----------------
                                                                                                                          14,215,550
                        ------------------------------------------------------------------------------------------------------------
                        Diversified Telecommunication
                        Services - 1.5%                            1,585,957    Telecom Italia SpA                         4,896,820
                        ------------------------------------------------------------------------------------------------------------
                        Electric Utilities - 1.3%                    499,431    Enel SpA                                   4,081,530
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 1.1%                             156,851    Fondiaria - SAI SpA                        3,539,678
                        ------------------------------------------------------------------------------------------------------------
                        Oil & Gas - 2.2%                             309,337    ENI SpA                                    6,933,595
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN ITALY               33,667,173
------------------------------------------------------------------------------------------------------------------------------------
Japan - 20.1%
                        Automobiles - 5.2%                           153,400    Honda Motor Co., Ltd.                      7,432,346
                                                                     244,200    Toyota Motor Corporation                   9,350,125
                                                                                                                    ----------------
                                                                                                                          16,782,471
                        ------------------------------------------------------------------------------------------------------------
                        Beverages - 1.6%                             514,000    Asahi Breweries Limited                    5,232,573
                        ------------------------------------------------------------------------------------------------------------
                                                                                Mitsubishi Securities Co.,
                        Capital Markets - 0.7%                       236,000    Ltd. (d)                                   2,274,028
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 1.9%                          733    Mitsubishi Tokyo Financial
                                                                                Group, Inc.                                6,111,936
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Services &
                        Supplies - 0.9%                              275,000    Toppan Printing Co., Ltd.                  2,697,228
                        ------------------------------------------------------------------------------------------------------------
                        Consumer Finance - 2.0%                       97,500    Promise Co., Ltd.                          6,378,215
                        ------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                 INDUSTRY*                                SHARES HELD    COMMON STOCK                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
Japan                   Household Durables - 0.9%                    304,000    Sekisui House, Ltd.                      $ 2,901,674
(concluded)
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 0.8%                             494,000    Amada Co., Ltd.                            2,577,235
                        ------------------------------------------------------------------------------------------------------------
                                                                                Takeda Pharmaceutical
                        Pharmaceuticals - 1.4%                        99,000    Company Limited                            4,491,222
                        ------------------------------------------------------------------------------------------------------------
                        Software - 0.7%                              200,000  + Namco Limited                              2,268,294
                        ------------------------------------------------------------------------------------------------------------
                        Tobacco - 2.1%                                   800    Japan Tobacco, Inc.                        6,692,374
                        ------------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication
                        Services - 1.9%                                3,606    NTT DoCoMo, Inc.                           6,118,242
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN JAPAN               64,525,492
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 8.3%
                        Air Freight & Logistics - 1.4%               176,843    TNT Post Group NV                          4,320,299
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Services & Supplies - 2.2%        349,053  + Buhrmann NV                                2,631,490
                                                                     288,483    Vedior NV 'A' (d)                          4,460,784
                                                                                                                    ----------------
                                                                                                                           7,092,274

                        ------------------------------------------------------------------------------------------------------------
                        Diversified Financial Services - 1.5%        191,435    ING Groep NV                               4,831,329
                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 1.1%              434,283  + Koninklijke Ahold NV                       2,772,410
                                                                     140,242    Koninklijke Ahold NV
                                                                                (ADR)(b)(f)                                  896,146
                                                                                                                    ----------------
                                                                                                                           3,668,556
                        ------------------------------------------------------------------------------------------------------------
                                                                                Koninklijke (Royal) Philips
                        Household Durables - 1.1%                    154,526    Electronics NV                             3,539,029
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 1.0%                             296,557    Aegon NV                                   3,197,050
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN THE
                                                                                NETHERLANDS                               26,648,537
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 1.0%
                        Diversified Telecommunication                           Telecom Corporation of
                        Services - 1.0%                              782,575    New Zealand Limited                        3,115,241
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN
                                                                                NEW ZEALAND                                3,115,241
------------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%
                        Commercial Bank - 1.0%                       412,375    DNB Holding ASA                            3,262,121
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN NORWAY               3,262,121
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                 INDUSTRY*                                SHARES HELD    COMMON STOCK                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 1.0%
                        Electric Utilities - 1.0%                  1,111,946    Electricidade de Portugal,
                                                                                SA (EDP)                                 $ 3,245,437
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN PORTUGAL             3,245,437
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.3%
                        Marine - 1.3%                              2,416,000  + Neptune Orient Lines Limited               4,046,757
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN SINGAPORE            4,046,757
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.5%
                        Diversified Financial Services - 1.2%        368,871    Investor AB 'B'                            3,926,747
                        ------------------------------------------------------------------------------------------------------------
                        Machinery - 1.3%                             115,673    Volvo AB 'B'                               4,083,399
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN SWEDEN               8,010,146
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 4.3%
                        Capital Markets - 1.4%                       146,044    Credit Suisse Group                        4,660,730
                        ------------------------------------------------------------------------------------------------------------
                        Construction Materials - 0.5%                 30,606    Holcim Ltd. (Registered Shares)            1,614,003
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 0.9%                              24,527    Swiss Life Holding                         2,902,110
                        ------------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.5%                       101,097    Novartis AG (Registered Shares)            4,711,977
                        ------------------------------------------------------------------------------------------------------------
                                                                                TOTAL COMMON STOCK IN SWITZERLAND         13,888,820
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 20.8%
                        Aerospace & Defense - 1.5%                 1,198,397    BAE Systems PLC                            4,873,833
                        ------------------------------------------------------------------------------------------------------------
                        Commercial Banks - 4.3%                      754,024    Barclays PLC                               7,231,548
                                                                     229,269    Royal Bank of Scotland Group PLC           6,621,380
                                                                                                                   -----------------
                                                                                                                          13,852,928

                        ------------------------------------------------------------------------------------------------------------
                        Food & Staples Retailing - 1.4%              376,099    Boots Group PLC                            4,369,256
                        ------------------------------------------------------------------------------------------------------------
                        Food Products - 2.0%                         370,835    Cadbury Schweppes PLC                      2,851,937
                                                                     429,893    Unilever PLC                               3,498,661
                                                                                                                   -----------------
                                                                                                                           6,350,598

                        ------------------------------------------------------------------------------------------------------------
                        Industrial Conglomerates - 1.5%              369,218    Smiths Group PLC                           4,957,435
                        ------------------------------------------------------------------------------------------------------------
                        Insurance - 1.0%                             316,729    Aviva PLC                                  3,137,922

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INTERNATIONAL VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
COUNTRY                 INDUSTRY*                                SHARES HELD    COMMON STOCK                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom          Oil & Gas - 3.0%                          1,294,692    Shell Transport & Trading
(concluded)                                                                    Company PLC                              $ 9,500,087
                        -----------------------------------------------------------------------------------------------------------
                        Pharmaceuticals - 1.9%                      283,364    GlaxoSmithKline PLC                        6,106,983
                        -----------------------------------------------------------------------------------------------------------
                        Specialty Retail - 1.2%                     775,936    Kesa Electricals PLC                       3,973,586
                        -----------------------------------------------------------------------------------------------------------
                        Transportation Infrastructure - 1.4%        433,662    BAA PLC                                    4,343,494
                        -----------------------------------------------------------------------------------------------------------
                        Wireless Telecommunication
                        Services - 1.6%                           2,145,772    Vodafone Group PLC                         5,135,107
                        -----------------------------------------------------------------------------------------------------------
                                                                               TOTAL COMMON STOCK IN THE
                                                                               UNITED KINGDOM                            66,601,229
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL INVESTMENTS IN COMMON STOCK
                                                                               (COST - $258,909,256) -- 99.0%           317,802,726
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 BENEFICIAL
                                                                   INTEREST    OTHER INTERESTS (E)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.0%
                        Electric Utilities - 0.0%                $   54,000    British Energy PLC
                                                                               (Deferred Shares)                                  0
                        -----------------------------------------------------------------------------------------------------------
                                                                               TOTAL INVESTMENTS IN OTHER
                                                                               INTERESTS (COST - 0) - 0.0%                        0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 FACE AMOUNT   SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
United States - 2.1%
                        Time Deposits - 2.1%                     $ 2,616,123   Brown Brothers Harriman & Co.,
                                                                               1.19% due 9/30/2004                        2,616,123
                        -----------------------------------------------------------------------------------------------------------
                                                                 BENEFICIAL
                                                                   INTEREST
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 $ 4,011,740   Merrill Lynch Liquidity Series,
                                                                               LLC Money Market Series (a)(c)             4,011,740
                        -----------------------------------------------------------------------------------------------------------
                                                                               TOTAL INVESTMENTS IN
                                                                               SHORT-TERM SECURITIES
                                                                                (COST - $6,627,863) -- 2.1%               6,627,863
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL INVESTMENTS
                                                                               (COST - $265,537,119**) -- 101.1%        324,430,589
                                                                               LIABILITIES IN EXCESS OF
                                                                               OTHER ASSETS - (1.1%)                     (3,501,844)
                                                                                                                  -----------------
                                                                               NET ASSETS - 100.0%                    $ 320,928,745
                                                                                                                  =================

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - INTERNATIONAL VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004
                                                               (IN U.S. DOLLARS)
--------------------------------------------------------------------------------

             ** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                        Aggregate cost                       $ 267,291,064
                                                       ====================
                        Gross unrealized appreciation         $ 66,910,822
                        Gross unrealized depreciation           (9,771,297)
                                                       --------------------
                        Net unrealized appreciation           $ 57,139,525
                                                       ====================

             +          Non-income producing security.

             (a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2 (a) (3) of the

                        Investment Company Act of 1940) were as follows:

                        ------------------------------------------------------------------------------------------------------------
                                                                                                                   INTEREST/DIVIDEND
                        AFFILIATE                                                         NET ACTIVITY                        INCOME
                        ------------------------------------------------------------------------------------------------------------
                        Merrill Lynch Liquidity Series, LLC Money Market Series           $ (6,644,934)                     $ 15,482
                        Merrill Lynch Premier Institutional Fund                            (3,552,226)                      $ 4,489
                        ------------------------------------------------------------------------------------------------------------

             (b)        American Depositary Receipts (ADR).

             (c) Security was purchased with the cash proceeds from securities loans.

             (d)        Security, or portion of security, is on loan.

             (e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

             (f)        Restricted securities as to resale.


                          ----------------------------------------------------------------------------------------------------------
                                                                     ACQUISITION
                          ISSUE                                             DATE                        COST                   VALUE
                          ----------------------------------------------------------------------------------------------------------
                          Koninklijke Ahold NV (ADR)                  12/11/2003                   $ 833,205               $ 896,146
                          ----------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP CORE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                              SHARES
INDUSTRY++                                      HELD      COMMON STOCKS                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT &                                 66,000        FedEx Corp.                                                $  5,655,540
LOGISTICS - 1.8%                              96,000        J.B. Hunt Transport Services, Inc.                            3,565,440
                                                                                                                       ------------
                                                                                                                          9,220,980
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES - 2.2%                           410,000        Ford Motor Company                                            5,760,500
                                              91,000        Harley-Davidson, Inc.                                         5,409,040
                                                                                                                       ------------
                                                                                                                         11,169,540
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%                         106,000      + Cephalon, Inc.                                                5,077,400
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%                             115,000        Eastman Chemical Company                                      5,468,250
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.6%                       74,000        Bank of America Corporation                                   3,206,420
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES                           63,000      + Apollo Group, Inc. (Class A)                                  4,622,310
& SUPPLIES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS                               341,000      + Avaya Inc.                                                    4,753,540
EQUIPMENT - 6.2%                              41,000      + Cisco Systems, Inc.                                             742,100
                                           1,688,000      + Lucent Technologies Inc. (c)                                  5,350,960
                                             406,000        Motorola, Inc.                                                7,324,240
                                             197,000        QUALCOMM Incorporated                                         7,690,880
                                             555,000      + Tellabs, Inc.                                                 5,100,450
                                                                                                                       ------------
                                                                                                                         30,962,170
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS &                                  370,000        Hewlett-Packard Company                                       6,937,500
PERIPHERALS - 4.1%                            22,000        International Business Machines Corporation                   1,886,280
                                              60,000      + Lexmark International, Inc. (Class A)                         5,040,600
                                             105,000      + NCR Corporation                                               5,206,950
                                              45,000      + Storage Technology Corporation                                1,136,700
                                                                                                                       ------------
                                                                                                                         20,208,030
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL                        125,000        Citigroup Inc.                                                5,515,000
SERVICES - 1.4%                               36,000        J.P. Morgan Chase & Co.                                       1,430,280
                                                                                                                       ------------
                                                                                                                          6,945,280
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.1%                    188,000        Edison International                                          4,983,880
                                             119,000        TXU Corporation                                               5,702,480
                                                                                                                       ------------
                                                                                                                         10,686,360
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.0%                  132,000        Rockwell Automation, Inc.                                     5,108,400
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC                                   200,000      + Agilent Technologies, Inc.                                    4,314,000
EQUIPMENT &
INSTRUMENTS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES                               142,000        Costco Wholesale Corporation                                  5,901,520
RETAILING - 1.5%                              26,000        Wal-Mart Stores, Inc.                                         1,383,200
                                                                                                                       ------------
                                                                                                                          7,284,720
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 2.0%                         321,000        Archer-Daniels-Midland Company                                5,450,580
                                             269,000        Tyson Foods, Inc. (Class A)                                   4,309,380
                                                                                                                       ------------
                                                                                                                           9,759,96
-----------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP CORE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY++                                       HELD     COMMON STOCKS                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE                                    78,000       Bausch & Lomb Incorporated                                 $  5,183,100
EQUIPMENT &                                   109,000       Becton, Dickinson and Company                                 5,635,300
SUPPLIES - 4.1%                                90,000       C.R. Bard, Inc.                                               5,096,700
                                               85,000       Medtronic, Inc.                                               4,411,500
                                                                                                                       ------------
                                                                                                                         20,326,600
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS                          66,000     + Anthem, Inc. (c)                                              5,758,500
& SERVICES - 5.1%                              77,000       CIGNA Corporation                                             5,361,510
                                              238,000     + Humana Inc.                                                   4,755,240
                                              145,000     + PacifiCare Health Systems, Inc.                               5,321,500
                                               22,000       Quest Diagnostics Incorporated                                1,940,840
                                              367,000     + Service Corporation International                             2,279,070
                                                                                                                       ------------
                                                                                                                         25,416,660
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS                           233,000       McDonald's Corporation                                        6,530,990
& LEISURE - 2.4%                              117,000       Starwood Hotels & Resorts Worldwide, Inc.                     5,431,140
                                                                                                                       ------------
                                                                                                                         11,962,130
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.5%                      52,000       Harman International Industries, Incorporated                 5,603,000
                                               44,000       The Stanley Works                                             1,871,320
                                                                                                                       ------------
                                                                                                                          7,474,320
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS - 0.3%                      28,000       The Procter & Gamble Company                                  1,515,360
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 1.2%                             29,000     + CheckFree Corp.                                                 802,430
                                              112,000     + Computer Sciences Corporation                                 5,275,200
                                                                                                                       ------------
                                                                                                                          6,077,630
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL                                    332,000       General Electric Company                                     11,148,560
CONGLOMERATES - 2.9%                           50,000       Textron, Inc.                                                 3,213,500
                                                                                                                       ------------
                                                                                                                         14,362,060
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 8.7%                              133,000       The Allstate Corporation                                      6,382,670
                                               39,000       American International Group, Inc.                            2,651,610
                                              141,000       Aon Corporation                                               4,052,340
                                               75,000       The Chubb Corporation                                         5,271,000
                                               28,600       Fidelity National Financial, Inc.                             1,089,660
                                              114,000       Lincoln National Corporation                                  5,358,000
                                               25,000       Loews Corporation                                             1,462,500
                                               89,000       MBIA, Inc. (c)                                                5,180,690
                                              108,000       MetLife, Inc.                                                 4,174,200
                                               58,000       Prudential Financial, Inc.                                    2,728,320
                                              111,000       SAFECO Corporation (c)                                        5,067,150
                                                                                                                       ------------
                                                                                                                         43,418,140
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT &                           182,000       Eastman Kodak Company (c)                                     5,864,040
PRODUCTS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY - 1.1%                               77,000       Cummins Inc.                                                  5,689,530
-----------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP CORE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY++                                       HELD     COMMON STOCKS                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.4%                                   38,000     + Getty Images, Inc.                                         $  2,101,400
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.2%                         59,000       Nucor Corporation                                             5,390,830
                                               59,000       Phelps Dodge Corporation                                      5,429,770
                                              138,000       United States Steel Corporation                               5,191,560
                                                                                                                       ------------
                                                                                                                         16,012,160
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL - 1.9%                       136,000       J.C. Penney Company, Inc. (c)                                 4,798,080
                                              122,000       Nordstrom, Inc.                                               4,665,280
                                                                                                                       ------------
                                                                                                                          9,463,360
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES &                           1,083,000     + Dynegy Inc. (Class A) (c)                                     5,404,170
UNREGULATED POWER - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS - 1.2%                     412,000     + Xerox Corporation (c)                                         5,800,960
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 12.7%                              61,000       Amerada Hess Corporation                                      5,429,000
                                               87,000       Anadarko Petroleum Corporation                                5,773,320
                                              153,000       Burlington Resources Inc.                                     6,242,400
                                              196,000       ChevronTexaco Corporation                                    10,513,440
                                               96,000       ConocoPhillips                                                7,953,600
                                               78,000       Devon Energy Corporation                                      5,538,780
                                              190,000       Exxon Mobil Corporation                                       9,182,700
                                               29,000     + Newfield Exploration Company                                  1,775,960
                                               72,000       Sunoco, Inc.                                                  5,326,560
                                               69,000       Valero Energy Corporation (c)                                 5,534,490
                                                                                                                       ------------
                                                                                                                         63,270,250
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST                                151,000       Georgia-Pacific Corporation                                   5,428,450
PRODUCTS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS - 2.4%                      129,000       Avon Products, Inc.                                           5,634,720
                                              157,000       The Gillette Company                                          6,553,180
                                                                                                                       ------------
                                                                                                                         12,187,900
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.6%                        221,000       Johnson & Johnson                                            12,448,930
                                              509,000       Pfizer, Inc.                                                 15,575,400
                                                                                                                       ------------
                                                                                                                         28,024,330
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 1.2%                            195,000       Norfolk Southern Corporation                                  5,799,300
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS &                              915,000     + Atmel Corporation                                             3,312,300
SEMICONDUCTOR                                  66,000       Intel Corporation                                             1,323,960
EQUIPMENT - 2.0%                              192,000       Microchip Technology                                          5,153,280
                                                                                                                       ------------
                                                                                                                          9,789,540
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 3.7%                               109,000       Autodesk, Inc.                                                5,300,670
                                              243,000       Microsoft Corporation                                         6,718,950
                                              116,000     + Symantec Corporation (c)                                      6,366,080
                                                                                                                       ------------
                                                                                                                         18,385,700
-----------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP CORE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY++                                       HELD     COMMON STOCKS                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 7.2%                       154,000       Abercrombie & Fitch Co. (Class A)                          $  4,851,000
                                              139,000       American Eagle Outfitters, Inc.                               5,122,150
                                              262,000       The Gap, Inc. (c)                                             4,899,400
                                              236,000       Limited Brands, Inc. (c)                                      5,260,440
                                              169,000       PETsMART, Inc. (c)                                            4,797,910
                                              193,000       Staples, Inc. (c)                                             5,755,260
                                              149,000     + Urban Outfitters, Inc.                                        5,125,600
                                                                                                                       ------------
                                                                                                                         35,811,760
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE                            156,000       Countrywide Financial Corporation                             6,144,840
FINANCE - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL COMMON STOCKS
                                                            (COST - $467,646,408) - 100.2%                              499,764,410
-----------------------------------------------------------------------------------------------------------------------------------
                                           BENEFICIAL
                                             INTEREST     SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                          $42,465,650     Merrill Lynch Liquidity Series, LLC Money
                                                             Market Series (a)(b)                                        42,465,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL SHORT-TERM SECURITIES
                                                          (COST - $42,465,650) - 8.5%                                    42,465,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL INVESTMENTS (COST - $510,112,058*) - 108.7%             542,230,060
                                                          LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7%)                (43,354,637)
                                                                                                                       ------------
                                                          NET ASSETS - 100.0%                                          $498,875,423
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       ------------

  * The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                         $517,713,058
                                                                   ============
            Gross unrealized appreciation                          $ 45,788,670
            Gross unrealized depreciation                           (21,271,668)
                                                                   ------------
            Net unrealized appreciation                            $ 24,517,002
                                                                   ============

  + Non-income producing security.

 ++ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a) (3) of the Investment Company Act of 1940) were as follows:

    -------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NET          INTEREST/DIVIDEND
    AFFILIATE                                                                                     ACTIVITY             INCOME
    -------------------------------------------------------------------------------------------------------------------------------
    Merrill Lynch Liquidity Series, LLC Money Market Series                                   $   (44,221,000)    $          37,184
    Merrill Lynch Premier Institutional Fund                                                               --     $           6,811
    -------------------------------------------------------------------------------------------------------------------------------

(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or a portion of security, is on loan.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY#                                        HELD     COMMON STOCKS                                                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%                     56,000       The Boeing Company                                         $ 2,890,720
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight &                                  41,000       CNF Transportation Inc.                                      1,680,590
Logistics - 3.4%                               27,000       FedEx Corp.                                                  2,313,630
                                               47,000       J.B. Hunt Transport Services, Inc.                           1,745,580
                                                                                                                       ------------
                                                                                                                         5,739,800
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.6%                         24,000       Autoliv, Inc.                                                  969,600
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.3%                             36,000       Harley-Davidson, Inc.                                        2,139,840
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.0%                               61,000       The Pepsi Bottling Group, Inc.                               1,656,150
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 4.2%                           32,000     + Celgene Corporation                                          1,863,360
                                               39,000     + Cephalon, Inc.                                               1,868,100
                                               39,000     + Charles River Laboratories International, Inc. (c)           1,786,200
                                               29,000     + IDEXX Laboratories, Inc.                                     1,471,460
                                                                                                                       ------------
                                                                                                                         6,989,120
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%                               31,000       International Flavors & Fragrances  Inc.                     1,184,200
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                          24,000     + Apollo Group, Inc. (Class A)                                 1,760,880
Supplies - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Communications                                128,000     + Avaya Inc.                                                   1,784,320
Equipment - 6.4%                               32,000     + Cisco Systems, Inc.                                            579,200
                                              168,000       Motorola, Inc.                                               3,030,720
                                               93,000       QUALCOMM Incorporated                                        3,630,720
                                              187,000     + Tellabs, Inc.                                                1,718,530
                                                                                                                       ------------
                                                                                                                        10,743,490
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                                    23,000     + Lexmark International, Inc. (Class A)                        1,932,230
Peripherals - 2.2%                             72,000     + Storage Technology Corporation                               1,818,720
                                                                                                                       ------------
                                                                                                                         3,750,950
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%                      98,000     + Allegheny Energy, Inc.                                       1,564,080
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%                    47,000       Rockwell Automation, Inc.                                    1,818,900
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                         70,000     + Agilent Technologies, Inc.                                   1,509,900
Instruments - 4.5%                             37,700     + Arrow Electronics, Inc.                                        851,266
                                              112,000     + Ingram Micro Inc. (Class A)                                  1,803,200
                                              356,000     + Solectron Corporation                                        1,762,200
                                               38,000     + Waters Corporation                                           1,675,800
                                                                                                                       ------------
                                                                                                                         7,602,366
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                                 42,000       Costco Wholesale Corporation                                 1,745,520
Retailing - 2.0%                              169,000     + Rite Aid Corporation                                           594,880
                                               18,000       Wal-Mart Stores, Inc.                                          957,600
                                                                                                                       ------------
                                                                                                                         3,298,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        26,000       Bausch & Lomb Incorporated                                   1,727,700
Supplies - 7.7%                                43,000       Becton, Dickinson and Company                                2,223,100
                                               33,000       C.R. Bard, Inc.                                              1,868,790
                                               71,000     + Cytyc Corporation                                            1,714,650

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY#                                        HELD     COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        72,000       Medtronic, Inc. (c)                                        $  3,736,800
Supplies (conlcluded)                          31,000     + Respironics, Inc.                                             1,656,640
                                                                                                                       ------------
                                                                                                                         12,927,680
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                        19,000       Aetna Inc. (New Shares)                                       1,898,670
Services - 6.6%                                22,000     + Anthem, Inc.                                                  1,919,500
                                               43,000     + Laboratory Corporation of America Holdings                    1,879,960
                                                7,000     + PacifiCare Health Systems, Inc.                                 256,900
                                               21,000       Quest Diagnostics Incorporated                                1,852,620
                                               45,000       UnitedHealth Group Incorporated                               3,318,300
                                                                                                                       ------------
                                                                                                                         11,125,950
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaraunts &                          39,000       Starwood Hotel & Resorts Worldwide, Inc.                      1,810,380
Leisure - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 3.4%                      14,000       The Black & Decker Corporation                                1,084,160
                                               19,000       Harman International Industries, Incorporated                 2,047,250
                                                2,000     + NVR, Inc.                                                     1,102,000
                                               81,000       Newell Rubbermaid, Inc.                                       1,623,240
                                                                                                                       ------------
                                                                                                                          5,856,650
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.5%                      15,000       The Procter & Gamble Company                                    811,800
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                             61,000     + CheckFree Corp.                                               1,687,870
                                               38,000     + DST Systems, Inc.                                             1,689,860
                                                                                                                       ------------
                                                                                                                          3,377,730
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.1%                               43,000       Fidelity National Financial, Inc.                             1,638,300
                                               39,000       Prudential Financial, Inc.                                    1,834,560
                                                                                                                       ------------
                                                                                                                          3,472,860
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                                   31,000     + Getty Images, Inc.                                            1,714,300
                                               27,000     + Lamar Advertising Company                                     1,123,470
                                                                                                                       ------------
                                                                                                                          2,837,770
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 2.6%                         21,000       Nucor Corporation                                             1,918,770
                                               18,000       Phelps Dodge Corporation                                      1,656,540
                                               43,000       Worthington Industries, Inc.                                    918,050
                                                                                                                       ------------
                                                                                                                          4,493,360
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.0%                        44,000       Nordstrom, Inc.                                               1,682,560
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.1%                     129,000     + Xerox Corporation                                             1,816,320
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.1%                               26,000       Anadarko Petroleum Corporation                                1,725,360
                                               43,000       Burlington Resources Inc.                                     1,754,400
                                               28,000     + Newfield Exploration Company                                  1,714,720
                                                                                                                       ------------
                                                                                                                          5,194,480
-----------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP GROWTH V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY#                                        HELD     COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 3.1%                       53,000       Avon Products, Inc.                                        $  2,315,040
                                               71,000       The Gillette Company                                          2,963,540
                                                                                                                       ------------
                                                                                                                          5,278,580
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.5%                        124,000       Johnson & Johnson                                             6,984,920
                                              298,000       Pfizer, Inc.                                                  9,118,800
                                                                                                                       ------------
                                                                                                                         16,103,720
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                               61,000     + Cree, Inc. (c)                                                1,862,330
Semiconductor                                  39,000       Intel Corporation                                               782,340
Equipment - 2.7%                               69,000       Microchip Technology                                          1,851,960
                                                                                                                       ------------
                                                                                                                          4,496,630
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.6%                                 5,000       Adobe Systems Incorporated                                      247,350
                                               39,000       Autodesk, Inc.                                                1,896,570
                                              114,000       Microsoft Corporation                                         3,152,100
                                               44,000     + Symantec Corporation                                          2,414,720
                                                                                                                       ------------
                                                                                                                          7,710,740
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 13.4%                       57,000       Abercrombie & Fitch Co. (Class A)                             1,795,500
                                               48,000       American Eagle Outfitters, Inc.                               1,768,800
                                               44,000     + Barnes & Noble, Inc.                                          1,628,000
                                               68,000       Claire's Stores, Inc.                                         1,702,720
                                               99,000       The Gap, Inc.                                                 1,851,300
                                              110,000       The Home Depot, Inc.                                          4,312,000
                                               77,000       Limited Brands, Inc.                                          1,716,330
                                               33,000       Michael's Stores, Inc.                                        1,953,930
                                               61,000       PETsMART, Inc.                                                1,731,790
                                               77,000       Staples, Inc.                                                 2,296,140
                                               51,000     + Urban Outfitters, Inc.                                        1,754,400
                                                                                                                       ------------
                                                                                                                         22,510,910
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                             56,000       Fannie Mae                                                    3,550,400
Finance - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                     68,000     + Western Wireless Corporation (Class A)                        1,748,280
Services - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL INVESTMENTS IN COMMON STOCK
                                                          (COST - $162,474,223) - 100.3%                                168,914,896
-----------------------------------------------------------------------------------------------------------------------------------
                                           BENEFICIAL
                                             INTEREST     SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------------------------------------------
                                          $ 6,259,850     Merrill Lynch Liquidity Series, LLC Money Market
                                                          Series (a)(b)                                                   6,259,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL INVESTMENTS IN SHORT-TERM SECURITIES                      6,259,850
                                                          (COST - $6,259,850) - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL INVESTMENTS (COST - $168,734,073*) - 104.0%             175,174,746
                                                          LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0%)                 (6,826,535)
                                                                                                                       ------------
                                                          NET ASSETS - 100.0%                                          $168,348,211
                                                                                                                       ============

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP GROWTH V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

    -------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  INTEREST/DIVIDEND
    AFFILIATE                                                                                  NET ACTIVITY            INCOME
    -------------------------------------------------------------------------------------------------------------------------------
    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                                   $    (1,065,240)    $          11,043
    Merrill Lynch Liquidity Series, LLC Money Market Series                                   $     5,161,101     $           4,188
    Merrill Lynch Premier Institutional Fund                                                         (366,250)    $             540
    -------------------------------------------------------------------------------------------------------------------------------

(b) Security was purchased with the cash proceeds from securities loans.

(c) Security, or a portion of security, is on loan.

 # For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 * The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

            Aggregate cost                                         $169,762,370
                                                                   ============
            Gross unrealized appreciation                          $ 11,288,316
            Gross unrealized depreciation                            (5,875,940)
                                                                   ------------
            Net unrealized appreciation                            $  5,412,376
                                                                   ============

 +  Non-income producing security.

                                                              MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY#                                        HELD     COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.3%                     26,000       The Boeing Company                                         $  1,342,120
                                               32,000       Northrop Grumman Corporation                                  1,706,560
                                                                                                                       ------------
                                                                                                                          3,048,680
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.3%                         20,000       Dana Corporation                                                353,800
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 1.4%                            125,000       Ford Motor Company                                            1,756,250
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.9%                               44,000       The Pepsi Bottling Group, Inc.                                1,194,600
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.2%                         16,000       The Bear Stearns Companies Inc.                               1,538,720
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.1%                               30,000       Eastman Chemical Company                                      1,426,500
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.1%                        34,000       Bank of America Corporation                                   1,473,220
-----------------------------------------------------------------------------------------------------------------------------------
Communications                                 64,000     + Avaya Inc.                                                      892,160
Equipment - 3.9%                              502,000     + Lucent Technologies Inc.                                      1,591,340
                                               69,000       Motorola, Inc.                                                1,244,760
                                              144,000     + Tellabs, Inc.                                                 1,323,360
                                                                                                                       ------------
                                                                                                                          5,051,620
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                                   133,000       Hewlett-Packard Company                                       2,493,750
Peripherals - 3.6%                             25,000     + NCR Corporation                                               1,239,750
                                               35,800     + Storage Technology Corporation                                  904,308
                                                                                                                       ------------
                                                                                                                          4,637,808
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.6%                        53,000     + Providian Financial Corporation                                 823,620
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                          75,000       Citigroup Inc.                                                3,309,000
Services - 3.0%                                15,000       J.P. Morgan Chase & Co.                                         595,950
                                                                                                                          3,904,950
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 3.3%                      54,000       Edison International                                          1,431,540
                                               63,000       Northeast Utilities                                           1,221,570
                                               34,000       TXU Corporation                                               1,629,280
                                                                                                                       ------------
                                                                                                                          4,282,390
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%                    35,000       Rockwell Automation, Inc.                                     1,354,500
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                         46,100     + Arrow Electronics, Inc.                                       1,040,938
Instruments - 1.6%                             46,000     + Avnet, Inc.                                                     787,520
                                                5,000     + Tech Data Corporation                                           192,750
                                                                                                                          2,021,208
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples                                 41,000       Costco Wholesale Corporation                                  1,703,960
Retailing - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 2.0%                           86,000       Archer-Daniels-Midland Company                                1,460,280
                                               69,000       Tyson Foods, Inc. (Class A)                                   1,105,380
                                                                                                                       ------------
                                                                                                                          2,565,660
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        19,000       Bausch & Lomb Incorporated                                    1,262,550
Supplies - 2.9%                                25,000       Becton, Dickinson and Company                                 1,292,500
                                               20,000       C.R. Bard, Inc.                                               1,132,600
                                                                                                                       ------------
                                                                                                                          3,687,650
-----------------------------------------------------------------------------------------------------------------------------------

                                                              MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY#                                        HELD     COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                        17,000     + Anthem, Inc.                                               $  1,483,250
Services - 4.4%                                22,000       CIGNA Corporation                                             1,531,860
                                               65,000     + Humana Inc.                                                   1,298,700
                                               36,000     + PacifiCare Health Systems, Inc.                               1,321,200
                                                                                                                       ------------
                                                                                                                          5,635,010
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                          74,000       McDonald's Corporation                                        2,074,220
Leisure - 2.7%                                 31,000       Starwood Hotels & Resorts Worldwide, Inc.                     1,439,020
                                                                                                                       ------------
                                                                                                                          3,513,240
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 2.7%                      18,000       M.D.C. Holdings, Inc.                                         1,315,800
                                               31,000       The Stanley Works                                             1,318,430
                                               14,000       Whirlpool Corporation                                           841,260
                                                                                                                       ------------
                                                                                                                          3,475,490
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                             31,000     + Computer Sciences Corporation                                 1,460,100
-----------------------------------------------------------------------------------------------------------------------------------
Industrial                                    131,000       General Electric Company                                      4,398,980
Conglomerates - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 14.7%                              40,000       The Allstate Corporation                                      1,919,600
                                               53,000       Aon Corporation                                               1,523,220
                                               29,000       Berkley (W.R.) Corporation                                    1,222,640
                                               22,000       The Chubb Corporation                                         1,546,160
                                               10,000       Cincinnati Financial Corporation                                412,200
                                               36,000       Fidelity National Financial, Inc.                             1,371,600
                                               33,000       Lincoln National Corporation                                  1,551,000
                                               25,000       Loews Corporation                                             1,462,500
                                               22,000       MBIA, Inc.                                                    1,280,620
                                               41,000       MetLife, Inc.                                                 1,584,650
                                               17,000       Protective Life Corporation                                     668,270
                                               36,000       Prudential Financial, Inc.                                    1,693,440
                                               31,000       SAFECO Corporation                                            1,415,150
                                               83,000       UnumProvident Corporation                                     1,302,270
                                                                                                                       ------------
                                                                                                                         18,953,320
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                            48,000       Eastman Kodak Company                                         1,546,560
Products - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                               19,000       Cummins Inc.                                                  1,403,910
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 3.4%                         16,000       Nucor Corporation                                             1,461,920
                                               16,000       Phelps Dodge Corporation                                      1,472,480
                                               39,000       United States Steel Corporation                               1,467,180
                                                                                                                       ------------
                                                                                                                          4,401,580
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 2.1%                        40,000       J.C. Penney Company, Inc.                                     1,411,200
                                               33,000       Nordstrom, Inc.                                               1,261,920
                                                                                                                       ------------
                                                                                                                          2,673,120
-----------------------------------------------------------------------------------------------------------------------------------


                                                              MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP VALUE V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                               SHARES
INDUSTRY#                                        HELD     COMMON STOCKS                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &                              12,000       Duke Energy Corporation                                    $    274,680
Unregulated Power - 1.1%                      238,400     + Dynegy Inc. (Class A)                                         1,189,616
                                                                                                                       ------------
                                                                                                                          1,464,296
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 1.2%                     111,000     + Xerox Corporation                                             1,562,880
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 18.5%                              18,000       Amerada Hess Corporation                                      1,602,000
                                               26,000       Anadarko Petroleum Corporation                                1,725,360
                                               42,000       Burlington Resources Inc.                                     1,713,600
                                               72,000       ChevronTexaco Corporation                                     3,862,080
                                               32,000       ConocoPhillips                                                2,651,200
                                               24,000       Devon Energy Corporation                                      1,704,240
                                               92,000       Exxon Mobil Corporation                                       4,446,360
                                               23,000     + Newfield Exploration Company                                  1,408,520
                                               33,000       Occidental Petroleum Corporation                              1,845,690
                                               19,000       Sunoco, Inc.                                                  1,405,620
                                               19,000       Valero Energy Corporation                                     1,523,990
                                                                                                                       ------------
                                                                                                                         23,888,660
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                                 43,000       Georgia-Pacific Corporation                                   1,545,850
Products - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 1.0%                       30,000       The Gillette Company                                          1,252,200
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.2%                             53,000       Norfolk Southern Corporation                                  1,576,220
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.0%                                26,000       Autodesk, Inc.                                                1,264,380
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.0%                        35,000       American Eagle Outfitters, Inc.                               1,289,750
                                               33,600     + Barnes & Noble, Inc.                                          1,243,200
                                               38,000       Borders Group, Inc.                                             942,400
                                                7,500       Claire's Stores, Inc.                                           187,800
                                               70,000       Limited Brands, Inc.                                          1,560,300
                                                                                                                       ------------
                                                                                                                          5,223,450
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                             48,000       Countrywide Financial Corporation                             1,890,720
Finance - 2.6%                                 19,000       MGIC Investment Corporation                                   1,264,450
                                                4,000       The PMI Group, Inc.                                             162,320
                                                                                                                       ------------
                                                                                                                          3,317,490
-----------------------------------------------------------------------------------------------------------------------------------
                                                            TOTAL INVESTMENTS (COST - $112,173,390*) - 100.1%           129,381,872
                                                            LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                 (175,410)
                                                                                                                       ------------
                                                            NET ASSETS - 100.0%                                        $129,206,462
                                                                                                                       ============
-----------------------------------------------------------------------------------------------------------------------------------

           MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - LARGE CAP VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)
--------------------------------------------------------------------------------

* The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                         $112,421,656
                                                                   ============
            Gross unrealized appreciation                          $ 18,037,681
            Gross unrealized depreciation                            (1,077,465)
                                                                   -------------
            Net unrealized appreciation                            $ 16,960,216
                                                                   ============

+   Non-income producing security.

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

    Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

-----------------------------------------------------------------------------------------------
                                                                     NET          INTEREST/
    AFFILIATE                                                     ACTIVITY      DIVIDEND INCOME
-----------------------------------------------------------------------------------------------
    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I     $  (340,354)    $         4,163
    Merrill Lynch Liquidity Series, LLC Money Market Series     $(1,841,249)    $           838
    Merrill Lynch Premier Institutional Fund                       (613,751)    $           220
-----------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                        SHARES HELD      COMMON STOCK                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.0%                           331,900  + Triumph Group, Inc.                                    $ 11,228,177
------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS - 1.0%                       134,300    CNF Transportation Inc.                                   5,504,957
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS - 1.4%                               182,800    American Axle & Manufacturing Holdings, Inc.              5,348,728
                                                     194,000  + Hayes Lemmerz International, Inc.                         1,971,040
                                                      50,400  + Shiloh Industries, Inc.                                     700,560
                                                                                                                   -----------------
                                                                                                                          8,020,328
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.1%                                  76,100  + Applera Corporation - Celera Genomics Group                 889,609
                                                      31,800  + Cephalon, Inc.                                            1,523,220
                                                     331,600  + Human Genome Sciences, Inc.                               3,617,756
                                                      90,300  + Incyte Genomics, Inc.                                       869,589
                                                     306,000  + Maxygen Inc.                                              3,026,340
                                                      80,300  + Medarex, Inc.                                               592,614
                                                     338,400  + Vical Incorporated                                        1,624,658
                                                                                                                   -----------------
                                                                                                                         12,143,786
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 2.1%                               433,000    Janus Capital Group Inc.                                  5,893,130
                                                     474,400  + Knight Trading Group, Inc. (Class A)                      4,378,712
                                                      86,700    W.P. Stewart & Co., Ltd.                                  1,733,133
                                                                                                                   -----------------
                                                                                                                         12,004,975
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%                                      43,500    Cytec Industries Inc.                                     2,129,325
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS - 7.2%                              100,100    Bank of Hawaii Corporation                                4,729,725
                                                     130,300    Banknorth Group, Inc.                                     4,560,500
                                                      14,300    Banner Corporation                                          420,420
                                                     339,400    The Colonial BancGroup, Inc.                              6,940,730
                                                     137,100    Compass Bancshares, Inc.                                  6,007,722
                                                      23,700    First Merchants Corporation                                 584,229
                                                     251,300    First Midwest Bancorp, Inc.                               8,684,928
                                                      24,200    Mid-State Bancshares                                        622,666
                                                     306,300    Old National Bancorp                                      7,608,492
                                                      34,300  + Texas Capital Bancshares, Inc.                              622,545
                                                                                                                   -----------------
                                                                                                                         40,781,957
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 3.9%                644,800    Allied Waste Industries, Inc.                             5,706,480
                                                     113,900    Ambassadors International, Inc.                           1,439,696
                                                     270,100  + Cornell Companies, Inc.                                   3,349,240
                                                     170,700  + Corrections Corporation of America                        6,035,952
                                                      81,900  + Tetra Tech, Inc.                                          1,037,673
                                                     301,100  + United Rentals, Inc.                                      4,784,479
                                                                                                                   -----------------
                                                                                                                         22,353,520
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 4.4%                       33,300  + Advanced Fibre Communications, Inc.                         529,470
                                                     293,050    Belden CDT Inc.                                           6,388,490
                                                     535,400  + CommScope, Inc.                                          11,564,640
                                                      79,500  + Network Equipment Technologies, Inc.                        525,495
                                                     630,900  + Tellabs, Inc.                                             5,797,971
                                                                                                                   -----------------
                                                                                                                         24,806,066
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                        SHARES HELD      COMMON STOCK                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 0.8%                     79,600    Fluor Corporation                                       $ 3,543,792
                                                     177,300  + MasTec, Inc.                                                930,825
                                                                                                                   -----------------
                                                                                                                          4,474,617
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.9%                        107,500    Martin Marietta Materials, Inc.                           4,866,525
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 1.9%                        499,200  + Crown Holdings, Inc.                                      5,146,752
                                                     289,100  + Smurfit-Stone Container Corporation                       5,599,867
                                                                                                                   -----------------
                                                                                                                         10,746,619
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 4.0%                 29,700    iShares Russell 2000 Index Fund(i)                        3,381,345
                                                      51,400    iShares S&P Midcap 400 Index Fund(e)                      6,108,376
                                                      53,200    iShares S&P SmallCap 600/BARRA Value Index
                                                                Fund(g)                                                   5,818,484
                                                      50,800    iShares S&P SmallCap 600 Index Fund(f)                    7,327,392
                                                                                                                   -----------------
                                                                                                                         22,635,597
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.5%                             78,200    Cinergy Corp.                                             3,096,720
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.1%                           92,600  + Global Power Equipment Group Inc.                           686,166
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.5%            193,800    Anixter International Inc.                                6,800,442
                                                      43,100  + Cogent Inc.                                                 785,282
                                                     378,100  + Ingram Micro Inc. (Class A)                               6,087,410
                                                     159,027  + Itron, Inc.                                               2,775,021
                                                      27,600  + Nu Horizons Electronics Corp.                               175,260
                                                     237,800  + Tech Data Corporation                                     9,167,190
                                                                                                                   -----------------
                                                                                                                         25,790,605
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICE - 4.0%                    332,200    Diamond Offshore Drilling, Inc.                          10,959,278
                                                     107,300    Energy Select Sector SPDR Fund(h)                         3,753,354
                                                      66,200  + FMC Technologies,  Inc.                                   2,211,080
                                                     344,100  + Key Energy Services, Inc.                                 3,802,305
                                                      20,900    Oil Service HOLDRs Trust(d)                               1,708,366
                                                      17,700  + Rowan Companies, Inc.                                       467,280
                                                                                                                   -----------------
                                                                                                                         22,901,663
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS - 1.5%                                 523,000  + Del Monte Foods Company                                   5,486,270
                                                      43,704  + Hain Celestial Group, Inc.                                  772,687
                                                      95,300  + Smithfield Foods, Inc.                                    2,382,500
                                                                                                                   -----------------
                                                                                                                          8,641,457
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.7%               14,900  + CTI Molecular Imaging, Inc.                                 120,243
                                                      12,000  + Cutera, Inc.                                                135,360
                                                      57,800    Invacare Corp.                                            2,658,800
                                                      93,600    Mentor Corporation                                        3,152,448
                                                     163,000  + STERIS Corporation                                        3,576,220
                                                                                                                   -----------------
                                                                                                                          9,643,071
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 2.4%               41,500  + First Health Group Corp.                                    667,735
                                                     502,600    Hooper Holmes, Inc.                                       2,251,648
                                                   1,576,300  + WebMD Corporation                                        10,971,048
                                                                                                                   -----------------
                                                                                                                         13,890,431
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                        SHARES HELD      COMMON STOCK                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 1.8%                 116,400    Ambassadors Group, Inc.                                 $ 3,142,800
                                                     111,700    Dover Downs Gaming & Entertainment, Inc.                  1,149,393
                                                     145,800  + Isle of Capri Casinos, Inc.                               2,824,146
                                                     416,100  + La Quinta Corporation                                     3,245,580
                                                                                                                   -----------------
                                                                                                                         10,361,919
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES - 3.1%                                   899,700  + Convergys Corporation                                    12,082,971
                                                     218,300    Sabre Holdings Corporation (Class A)                      5,354,899
                                                                                                                   -----------------
                                                                                                                         17,437,870
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.2%                                      18,200    American National Insurance Company                       1,761,578
                                                     531,100  + Conseco, Inc.                                             9,379,226
                                                      71,000    The First American Financial Corporation                  2,188,930
                                                     105,800    Presidential Life Corporation                             1,817,644
                                                     217,200    Protective Life Corporation                               8,538,132
                                                                                                                   -----------------
                                                                                                                         23,685,510
------------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL - 0.1%                      61,000  + CHRONIMED Inc.                                              367,220
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 2.1%                  412,600  + DoubleClick Inc.                                          2,438,466
                                                     431,000  + Entrust Technologies Inc.                                 1,090,430
                                                     553,800  + Retek Inc.                                                2,525,328
                                                      67,400  + Stellent, Inc.                                              519,654
                                                   4,058,200  + Vignette Corporation                                      5,397,406
                                                                                                                   -----------------
                                                                                                                         11,971,284
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%                  104,100    Callaway Golf Company                                     1,100,337
                                                     159,100  + Leapfrog Enterprises, Inc.                                3,221,775
                                                                                                                   -----------------
                                                                                                                          4,322,112
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY - 1.7%                                     163,700    Kaydon Corp.                                              4,709,649
                                                      80,900    Reliance Steel & Aluminum Co.                             3,211,730
                                                     150,000  + Wolverine Tube, Inc.                                      1,732,500
                                                                                                                   -----------------
                                                                                                                          9,653,879
------------------------------------------------------------------------------------------------------------------------------------
MEDIA - 6.1%                                         228,500  + APAC Customer Services Inc.                                 381,595
                                                      30,100  + Arbitron Inc.                                             1,101,961
                                                     200,200    Catalina Marketing Corporation                            4,620,616
                                                      25,500  + Entercom Communications Corp.                               832,830
                                                     172,800    Harte-Hanks, Inc.                                         4,321,728
                                                     960,100  + Paxson Communications Corporation                         1,296,135
                                                     445,800    The Reader's Digest Association, Inc. (Class A)           6,504,222
                                                     104,700  + Scholastic Corporation                                    3,234,183
                                                     418,100  + Valassis Communications, Inc.                            12,367,398
                                                                                                                   -----------------
                                                                                                                         34,660,668
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.1%                               175,800    Gibraltar Steel Corporation                               6,356,928
                                                     608,700  + GrafTech International Ltd.                               8,491,365
                                                      40,000    Steel Dynamics, Inc.                                      1,544,800
                                                      42,300  + Wheeling-Pittsburgh Corporation                           1,324,413
                                                                                                                   -----------------
                                                                                                                         17,717,506
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                        SHARES HELD      COMMON STOCK                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS - 5.0%                                     224,000  + Denbury Resources Inc.                                  $ 5,689,600
                                                     146,000    Noble Energy, Inc.                                        8,503,040
                                                     167,500  + Plains Exploration & Production Company                   3,996,550
                                                     138,407  + Stone Energy Corporation                                  6,056,690
                                                      70,400    Unocal Corporation                                        3,027,200
                                                      41,500    Vintage Petroleum, Inc.                                     832,905
                                                                                                                   -----------------
                                                                                                                         28,105,985
------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.9%                               686,600  + King Pharmaceuticals, Inc.                                8,198,004
                                                      46,800    Medicis Pharmaceutical (Class A)                          1,827,072
                                                      25,000  + Par Pharmaceutical Cos Inc.                                 898,250
                                                                                                                   -----------------
                                                                                                                         10,923,326
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 1.3%                                   123,500    Brandywine Realty Trust                                   3,517,280
                                                     232,700    Trizec Properties, Inc.                                   3,716,219
                                                                                                                   -----------------
                                                                                                                          7,233,499
------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL - 1.4%                                   535,900  + Kansas City Southern Industries, Inc.                     8,129,603
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%      727,900  + ANADIGICS, Inc.                                           2,453,023
                                                     838,800  + Applied Micro Circuits Corporation                        2,625,444
                                                     111,000  + DSP Group, Inc.                                           2,336,550
                                                      59,600  + TranSwitch Corporation                                       75,096
                                                      52,300  + TriQuint Semiconductor, Inc.                                203,970
                                                      83,900  + Zoran Corporation                                         1,318,908
                                                                                                                   -----------------
                                                                                                                          9,012,991
------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE - 6.0%                                      201,700  + Agile Software Corporation                                1,599,481
                                                     423,400  + Ascential Software Corporation                            5,703,198
                                                      89,800  + BEA Systems, Inc.                                           620,518
                                                     184,400  + Borland Software Corporation                              1,539,740
                                                     716,900  + Compuware Corporation                                     3,692,035
                                                     883,550  + E.piphany, Inc.                                           3,560,707
                                                      90,700  + FileNET Corporation                                       1,583,622
                                                     473,000  + i2 Technologies, Inc.                                       335,830
                                                      11,200  + JAMDAT Mobile Inc.                                          258,384
                                                     157,400  + JDA Software Group, Inc.                                  1,703,068
                                                   2,473,500  + Parametric Technology Corporation                        13,060,080
                                                      35,700  + Synopsys, Inc.                                              565,131
                                                                                                                   -----------------
                                                                                                                         34,221,794
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL - 4.1%                              101,300    Christopher & Banks Corporation                           1,621,813
                                                     421,100    Foot Locker, Inc.                                         9,980,070
                                                     161,300  + Linens 'n Things, Inc.                                    3,737,321
                                                     156,200    Pier 1 Imports, Inc.                                      2,824,096
                                                     212,900    The Talbots, Inc.                                         5,277,791
                                                                                                                   -----------------
                                                                                                                         23,441,091
------------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - VALUE OPPORTUNITIES V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004                                                                   (IN U.S. DOLLARS)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRY#                                        SHARES HELD      COMMON STOCK                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 2.3%                     22,200    Anchor Bancorp, Inc.                                      $ 574,980
                                                      33,200    Dime Community Bancshares                                   557,760
                                                      15,800    Fidelity Bankshares, Inc                                    587,602
                                                      13,600  + FirstFed Financial Corp.                                    664,768
                                                      37,600  + Franklin Bank Corporation                                   641,080
                                                     353,100    Sovereign Bancorp, Inc.                                   7,704,642
                                                      18,000  + Sterling Financial Corporation                              634,320
                                                      28,700    Webster Financial Corporation                             1,417,493
                                                                                                                   -----------------
                                                                                                                         12,782,645
------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS - 1.1%               66,550    Applied Industrial Technologies, Inc.                     2,378,497
                                                     130,300    Watsco, Inc.                                              3,912,909
                                                                                                                   -----------------
                                                                                                                          6,291,406
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK (COST - $502,255,826) -- 94.5%       536,666,870
------------------------------------------------------------------------------------------------------------------------------------

                                                                WARRANTS (C)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS - 2.3%                               160,000    UBS AG, 3/31/05(j)                                        7,312,000
                                                     120,000    UBS AG, 7/29/05(j)                                        5,730,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL WARRANTS (COST - $13,810,862) -- 2.3%              13,042,000
------------------------------------------------------------------------------------------------------------------------------------
                                                 BENEFICIAL
                                                 INTEREST/
                                                 SHARES HELD    SHORT-TERM SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                 $20,791,222    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                Series I(a)                                              20,791,222
                                                  17,605,450    Merrill Lynch Liquidity Series, LLC Money Market
                                                                Series(a)(b)                                             17,605,450
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL SHORT-TERM SECURITIES
                                                                (COST - $38,396,672) -- 6.8%                             38,396,672
------------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS (COST - $554,463,360++)
                                                                - 103.6%                                                588,105,542
                                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6%)          (20,435,626)
                                                                                                                   -----------------
                                                                NET ASSETS - 100.0%                                   $ 567,669,916
                                                                                                                   =================

+     Non-income producing security.

++ The cost and unrealized appreciation/depreciation on investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

      Aggregate cost                      $560,595,697
                                     ==================
      Gross unrealized appreciation       $ 87,000,501
      Gross unrealized depreciation        (31,055,915)
                                     ------------------
      Net unrealized appreciation         $ 55,944,586
                                     ==================

# For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - VALUE OPPORTUNITIES V.I. FUND SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)
--------------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

        ------------------------------------------------------------------------
                                                                       INTEREST/
                                                                       DIVIDEND
        AFFILIATE                                    NET ACTIVITY       INCOME
        ------------------------------------------------------------------------
        Merrill Lynch Liquidity Series, LLC         $ (4,521,921)      $208,255
            Cash Sweep Series I
        Merrill Lynch Liquidity Series, LLC         $(12,564,313)      $ 51,424
            Money Market Series
        Merrill Lynch Premier Institutional Fund     (10,056,587)      $  8,696
        ------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

(c) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Represents ownership in Oil Services HOLDRs Trust. The Oil Services HOLDRs Trust holds shares of common stock issued by 20 specified companies generally considered to be involved in various segments of the oil service industry.

(e) iShares S&P MidCap 400 Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the S&P MidCap 400 Index.

(f) iShares S&P SmallCap 600 Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600 Index.

(g) iShares S&P SmallCap 600/BARRA Value Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the S&P SmallCap 600/BARRA Value Index.

(h) Represents ownership in Energy Select Sector SPDR Fund, registered in the United States. The investment objective of the Energy Select Sector SPDR Fund is to provide investment results that correspond to the performance of The Energy Select Sector Index.

(i) iShares Russell 2000 Index Fund is an exchange-traded Fund. The Fund seeks investment results that correspond to the performance of the Russell 2000 Index.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004               (IN U.S. DOLLARS)

-------------------------------------------------------------------------------------------------------------------------------
                                                      SHARES
COUNTRY           INDUSTRY ++                           HELD    COMMON STOCK                                              VALUE
-------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.6%    Wireless Telecommunications
                   Services - 0.6%                     3,700  + Mobistar SA                                         $   264,235
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN BELGIUM                           264,235
-------------------------------------------------------------------------------------------------------------------------------
Canada - 4.7%     Diversified Telecommunication
                   Services - 3.4%                    54,500    BCE Inc.                                              1,179,925
                                                      17,500    BCT.Telus Communications Inc.                           362,293
                                                          75    BCT.Telus Communications Inc. (A Shares)                  1,452
                                                                                                                    -----------
                                                                                                                      1,543,670
                  -------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 1.1%                     7,700    EnCana Corp.                                            355,019
                                                       5,000    Talisman Energy Inc.                                    129,500
                                                                                                                    -----------
                                                                                                                        484,519
                  -------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication
                   Services - 0.2%                    14,400  + Stratos Global Corporation                              108,095
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN CANADA                          2,136,284
-------------------------------------------------------------------------------------------------------------------------------
France - 1.3%     Diversified Telecommunication
                   Services - 0.5%                     9,200    France Telecom SA                                       229,214
                  -------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated
                   Power - 0.8%                       10,500    Suez SA                                                 225,088
                                                       4,800    Veolia Environment                                      138,130
                                                                                                                    -----------
                                                                                                                        363,218
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN FRANCE                            592,432
-------------------------------------------------------------------------------------------------------------------------------
Germany - 5.6%    Diversified Telecommunication
                   Services - 2.9%                    72,100  + Deutsche Telekom AG (Registered Shares)               1,337,850
                  -------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 2.0%           12,000    E.On AG                                                 885,298
                  -------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated
                   Power - 0.7%                        6,900    RWE AG                                                  329,766
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN GERMANY                         2,552,914
-------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.3%  Electric Utilities - 0.3%          206,000    China Resources Power Holdings Company Limited          118,215
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN HONG KONG                         118,215
-------------------------------------------------------------------------------------------------------------------------------
Italy - 1.9%      Diversified Telecommunication
                   Services - 1.6%                   106,288    Telecom Italia SpA                                      328,176
                                                     163,393    Telecom Italia SpA - RNC                                375,428
                                                                                                                    -----------
                                                                                                                        703,604
                  -------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 0.3%           18,400    Enel SpA                                                150,371
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN ITALY                             853,975
-------------------------------------------------------------------------------------------------------------------------------
Japan - 0.4%      Wireless Telecommunication
                   Services - 0.4%                       100    NTT DoCoMo, Inc.                                        169,668
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN JAPAN                             169,668
-------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.3%     Diversified Telecommunication
                   Services - 0.8%                    12,000    Telefonos de Mexico SA 'L' (ADR)(a)                     387,240
                  -------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication
                   Services - 0.5%                     5,900    America Movil SA de CV 'L' (ADR)(a)                     230,277
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN MEXICO                            617,517
-------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.5%   Diversified Telecommunication
                   Services - 0.5%                    20,600    Portugal Telecom SA (Registered Shares)                 226,941
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN PORTUGAL                          226,941
-------------------------------------------------------------------------------------------------------------------------------
Spain - 5.9%      Diversified Telecommunication
                   Services - 2.2%                    66,100  + Telefonica SA                                           989,259
                  -------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 3.7%           23,500    Endesa SA                                               447,437
                                                      59,700    Iberdrola SA                                          1,238,262
                                                                                                                    -----------
                                                                                                                      1,685,699
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN SPAIN                           2,674,958
-------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)

-------------------------------------------------------------------------------------------------------------------------------
                                                      SHARES
COUNTRY           INDUSTRY ++                           HELD    COMMON STOCK                                              VALUE
-------------------------------------------------------------------------------------------------------------------------------
United            Electric Utilities - 2.3%           24,600    Scottish and Southern Energy PLC                    $   346,771
Kingdom - 5.1%                                        91,300    Scottish Power PLC                                      698,020
                                                                                                                    -----------
                                                                                                                      1,044,791
                  -------------------------------------------------------------------------------------------------------------
                  Gas Utilities - 0.3%                30,000    Centrica PLC                                            136,259
                  -------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated
                   Power - 0.7%                       37,762    National Grid Group PLC                                 318,599
                  -------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication
                   Services - 1.8%                    33,900    Vodafone Group PLC (ADR)(a)                             817,329
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN THE UNITED KINGDOM              2,316,978
-------------------------------------------------------------------------------------------------------------------------------
United            Diversified Telecommunication
States - 67.7%     Services - 14.5%                   16,300    ALLTEL Corporation                                      895,033
                                                      48,500    BellSouth Corporation                                 1,315,320
                                                      10,100    CenturyTel, Inc.                                        345,824
                                                      17,700    Citizens Communications Company                         237,003
                                                      50,300    SBC Communications Inc.                               1,305,285
                                                      33,100    Sprint Corporation                                      666,303
                                                      45,900    Verizon Communications                                1,807,542
                                                                                                                    -----------
                                                                                                                      6,572,310
                  -------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 29.1%           9,300    Ameren Corporation                                      429,195
                                                      18,100    American Electric Power Company, Inc.                   578,476
                                                      25,000  + CPFL Energia SA (ADR)(a)                                437,000
                                                      17,592    Cinergy Corp.                                           696,643
                                                      24,000    Cleco Corporation                                       413,760
                                                       5,800    DTE Energy Company                                      244,702
                                                      23,300    Edison International                                    617,683
                                                      18,100    Entergy Corporation                                   1,097,041
                                                      36,800    Exelon Corporation                                    1,350,192
                                                       5,700    FPL Group, Inc.                                         389,424
                                                      24,500    FirstEnergy Corp.                                     1,006,460
                                                      19,700    NSTAR                                                   967,270
                                                       3,900    OGE Energy Corp.                                         98,397
                                                       7,500  + PG&E Corporation                                        228,000
                                                      23,800    PPL Corporation                                       1,122,884
                                                      11,000    Pinnacle West Capital Corporation                       456,500
                                                      10,000    Progress Energy, Inc.                                   423,400
                                                      23,800    The Southern Company                                    713,524
                                                      33,800    TXU Corporation                                       1,619,696
                                                       9,900    Wisconsin Energy Corporation                            315,810
                                                                                                                    -----------
                                                                                                                     13,206,057
-------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONTINUED)   (IN U.S. DOLLARS)

-------------------------------------------------------------------------------------------------------------------------------
                                                      SHARES
COUNTRY           INDUSTRY ++                           HELD    COMMON STOCK                                              VALUE
-------------------------------------------------------------------------------------------------------------------------------
United States
 (concluded)      Gas Utilities - 5.5%                11,500    AGL Resources Inc.                                  $   353,855
                                                      21,900    KeySpan Corporation                                     858,480
                                                      21,000    New Jersey Resources Corporation                        869,400
                                                       6,700    NiSource Inc.                                           140,767
                                                       7,000    UGI Corporation                                         260,820
                                                                                                                    -----------
                                                                                                                      2,483,322
                  -------------------------------------------------------------------------------------------------------------
                  Media - 0.6%                        13,700  + Cablevision Systems Corporation (Class A)               277,836
                  -------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 1.0%               7,400    Peabody Energy Corporation                              440,300
                  -------------------------------------------------------------------------------------------------------------
                  Multi-Utilities & Unregulated
                   Power - 11.9%                      40,600  + Aquila, Inc.                                            126,672
                                                      23,000    Constellation Energy Group                              916,320
                                                      23,000    Dominion Resources, Inc.                              1,500,750
                                                       5,400    Energy East Corporation                                 135,972
                                                       5,900    Equitable Resources, Inc.                               320,429
                                                       9,400    National Fuel Gas Company                               266,302
                                                      10,700    ONEOK, Inc.                                             278,414
                                                      22,500    Public Service Enterprise Group Incorporated            958,500
                                                       8,400    Questar Corporation                                     384,888
                                                      14,200    SCANA Corporation                                       530,228
                                                                                                                    -----------
                                                                                                                      5,418,475
                  -------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 3.1%                     2,400    Devon Energy Corporation                                170,424
                                                      15,400    EOG Resources, Inc.                                   1,014,090
                                                       3,800    Kinder Morgan, Inc.                                     238,716
                                                                                                                    -----------
                                                                                                                      1,423,230
                  -------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication
                   Services - 2.0%                    19,636  + AT&T Wireless Services, Inc.                            290,220
                                                       5,800  + NII Holdings Inc. (Class B)                             239,018
                                                      10,000  + Nextel Communications, Inc. (Class A)                   238,400
                                                       6,200  + Western Wireless Corporation (Class A)                  159,402
                                                                                                                    -----------
                                                                                                                        927,040
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK IN THE UNITED STATES              30,748,570
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL COMMON STOCK (COST - $33,909,061) - 95.3%      43,272,687
                  -------------------------------------------------------------------------------------------------------------
                                                        FACE
                                                      AMOUNT    TRUST PREFERRED
-------------------------------------------------------------------------------------------------------------------------------
United States     Multi-Utilities & Unregulated
                   Power - 0.7%                  US$ 357,550    AES Trust III,  6.75% due 10/15/2029 (Convertible)      312,973
                  -------------------------------------------------------------------------------------------------------------
                                                                TOTAL TRUST PREFERRED (COST - $215,552) - 0.7%          312,973
-------------------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. - UTILITIES AND TELECOMMUNICATIONS V.I. FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (CONCLUDED)   (IN U.S. DOLLARS)

-------------------------------------------------------------------------------------------------------------------------------
                                                  BENEFICIAL
                                                    INTEREST    SHORT-TERM SECURITIES                                     VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                                 $ 2,206,329    Merrill Lynch Liquidity Series, LLC                 $ 2,206,329
                                                                Cash Sweep Series I (b)
-------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENT IN SHORT-TERM SECURITIES
                                                                 (COST - $2,206,329) - 4.8%                           2,206,329
-------------------------------------------------------------------------------------------------------------------------------
                                                                TOTAL INVESTMENTS (COST - $36,330,942*) - 100.8%     45,791,989
                                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)         (368,462)
                                                                                                                    -----------
                                                                NET ASSETS - 100%                                   $45,423,527
                                                                                                                    ===========
-------------------------------------------------------------------------------------------------------------------------------

(a)   American Depositary Receipts (ADR).

(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

----------------------------------------------------------------------------------------
                                                                      NET       INTEREST
AFFILIATE                                                        ACTIVITY         INCOME
----------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I         $ 518,442      $  18,447
----------------------------------------------------------------------------------------

+     Non-income producing security.

++ For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and / or as defined by Fund management. This definition may not apply for purposes of this report, which many combine such industry sub-classifications for reporting ease.

* The cost and unrealized appreciation/depreciation of investments as of September 30, 2004 as computed for federal income tax purposes were as follows:

Aggregate cost                          $ 36,356,379
                                        ============
Gross unrealized appreciation           $ 10,330,798
Gross unrealized depreciation               (895,188)
                                        ------------
Net unrealized appreciation             $  9,435,610
                                        ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Merrill Lynch Variable Series Funds, Inc.

         By:   /s/ Terry K. Glenn
               ------------------
               Terry K. Glenn,
               President
               Merrill Lynch Variable Series Funds, Inc.

         Date: November 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By:   /s/ Terry K. Glenn
               ------------------
               Terry K. Glenn
               President
               Merrill Lynch Variable Series Funds, Inc.

         Date: November 19, 2004

         By:   /s/ Donald C. Burke
               -------------------
               Donald C. Burke
               Chief Financial Officer
               Merrill Lynch Variable Series Funds, Inc.

         Date: November 19, 2004